UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT (Unaudited) Equity Fund Balanced Fund Income Fund Small Cap Growth Fund International Equity Fund Socially Responsible Fund
June 30, 2010

Table of Contents
Shareholder Letter	2
Fund Commentaries	3
Disclosure of Fund Expenses	15
Schedules of Investments	17
Statements of Assets and Liabilities	49
Statements of Operations	50
Statements of Changes in Net Assets	51
Financial Highlights	53
Notes to the Financial Statements	59
Additional Fund Information	68

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Variable Insurance Trust (the “Trust”). This report covers the period from January 1, 2010, to June 30, 2010 (the “Period”), for the Equity, Balanced, Income, Small Cap Growth, International Equity and Socially Responsible Funds (the “Funds”).

MARKET ENVIRONMENT

The global equity market recovery that began in March 2009 continued through the first quarter of 2010, but after four consecutive positive quarterly returns, suffered a significant setback during the second quarter. The S&P 500 Index posted a year-to-date return of -6.7% through June 30 after falling 11.4% in the second quarter as the lingering Greek sovereign debt crisis and heightened fears of a broader European credit contagion sparked a global market sell-off and a general flight to safety.

Developed international equity markets yielded to strong selling pressure as well in the first six months of the year, tumbling -13.2% as the lingering sovereign debt crisis in Greece sparked the sell-off. The best-performing regions in the Period were Japan and Pacific Ex-Japan, returning -2.7% and –6.0% respectively, while Europe Ex-U.K. was the worst-performing region, returning -17.8% for the Period as the region squarely felt the continued consequences of the European sovereign debt crisis and a weaker Euro currency.

Fixed income markets fared much better for the year-to-date period, benefitting from the market’s overall flight to quality. Core U.S. bonds posted strong gains with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were positive but lagged investment grade bonds as credit spreads widened during the second quarter, with the Merrill Lynch High Yield Master II Index returning +4.7%. During the Period investors broadly rotated out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit.

The U.S. economic recovery on balance continues to remain positive, but more recent data points to the recovery slowing. U.S. real GDP increased at an annualized rate of 2.4% in the second quarter, following the first quarter’s 3.7% gain. However, austerity measures being implemented in many countries battling excessive debt levels have led many pundits to revise future economic growth expectations downward, although the possibility of a double dip recession in the U.S., as a few have suggested may be looming, appears unlikely at this point in time. Unemployment continues to remain stubbornly high at 9.5%, although the employment picture has shown marginal improvement more recently in the private sector.

FUND PERFORMANCE REVIEW

With the heightened level of volatility in the equity markets, the first six months of the year proved to be a particularly challenging period for active managers and the Funds. The International Equity and Income Funds continued their strong recent performance and outperformed their respective benchmarks by +1.8% and +0.9%, respectively. The other Funds modestly underperformed their respective benchmarks by between -0.6% and -1.2%, except for the Equity Fund, which underperformed by -2.9%.

While on balance we are disappointed by the mixed performance of the Funds over the last six months, we are encouraged by the activities of our subadvisers, who continue to follow through with the disciplined investment approaches that have made them successful over time.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo
President

Wilshire Variable Insurance Trust Equity Fund Commentary

EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(9.50)%
One Year Ended 06/30/10	9.40%
Five Years Ended 06/30/10	(3.32)%
Ten Years Ended 06/30/10	(0.59)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(6.65)%
One Year Ended 06/30/10	14.43%
Five Years Ended 06/30/10	(0.79)%
Ten Years Ended 06/30/10	(1.59)%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)   The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2010, there were no waivers.

Wilshire Variable Insurance Trust Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Equity Fund (the “Fund”) returned -9.50% for the first six months of 2010, underperforming the benchmark (the S&P 500 Index) return of -6.65% by -2.85%. The Fund experienced negative security selection in several sectors during the period, particularly in the Technology and Financial sectors. An underweight position in the Consumer Staples sector and an overweight position in the Technology sector also weighed on performance.

We are disappointed with the absolute return of the Fund, the underperformance versus its benchmark and the below median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities and affiliated funds, at value.

Wilshire Variable Insurance Trust Balanced Fund Commentary

BALANCED FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(2.38)%
One Year Ended 06/30/10	12.51%
Five Years Ended 06/30/10	0.08%
Ten Years Ended 06/30/10	2.43%

STOCK/BOND INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(1.19)%
One Year Ended 06/30/10	13.19%
Five Years Ended 06/30/10	2.11%
Ten Years Ended 06/30/10	1.95%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)   Stock/Bond Index: A blend of 55% Standard & Poor’s 500 Index and 45% Barclays Capital U.S. Aggregate Bond Index. The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2010, there were no waivers.

Wilshire Variable Insurance Trust Balanced Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Fixed income markets fared much better during the first six months of the year as compared to equities, benefitting from the market’s overall flight to safety. As credit fears increased, investors began rotating out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit. Core U.S. bonds posted strong gains during the period with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were also positive but didn’t fare as well as their higher quality counterparts, returning +4.7% as measured by the Merrill Lynch High Yield Master II Index.

The Balanced Fund (the “Fund”) returned -2.38% for the first six months of 2010, slightly trailing the Fund’s custom benchmark return of -1.19% by -1.19%. The Fund’s strong security selection in credit securities and positive yield curve positioning benefitted performance. However, negative security selection from the Fund’s equity exposure detracted from performance and resulted in the Fund’s net modest underperformance.

We are disappointed with the absolute return of the Fund and the outperformance versus its benchmark for the year-to-date period. We are optimistic by the current activities and positioning of our sub-advisers of the underlying funds, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in affiliated funds, at value.

Wilshire Variable Insurance Trust Income Fund Commentary

INCOME FUND
Average Annual Total Return

Six Months Ended 06/30/10*	6.18%
One Year Ended 06/30/10	14.37%
Five Years Ended 06/30/10	4.02%
Ten Years Ended 06/30/10	5.91%

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	5.33%
One Year Ended 06/30/10	9.50%
Five Years Ended 06/30/10	5.54%
Ten Years Ended 06/30/10	6.47%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)  The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2010, there were no waivers.

Wilshire Variable Insurance Trust Income Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

Fixed income markets fared much better during the first six months of the year as compared to global equities, benefitting from the market’s overall flight to safety. As credit fears heightened as a result of the European sovereign debt crisis during the second quarter, investors began rotating out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit. Core U.S. bonds posted strong gains during the period with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were positive but didn’t fare as well as their higher quality counterparts, returning +4.7% as measured by the Merrill Lynch High Yield Master II Index. U.S. Treasury Inflationary Protection Securities (TIPS) posted strong relative returns as well over the period, returning +4.4% as measured by the Barclays U.S. TIPS Index.

The Income Fund (the “Fund”) returned +6.18% for the first six months of 2010, outperforming the benchmark (the Barclays Capital U.S. Aggregate Bond Index) return of +5.33% by +0.85%. The Fund’s strong security selection in credit securities and positive yield curve positioning benefitted performance. The Fund’s systematic reduction of overall portfolio risk throughout the period benefitted performance as well.

We are pleased with the absolute return of the Fund, the outperformance versus its benchmark and the above median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term, and it is our belief that the Fund is well positioned going into the second half of 2010.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Small Cap Growth Fund Commentary

SMALL CAP GROWTH FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(3.40)%
One Year Ended 06/30/10	14.18%
Five Years Ended 06/30/10	(1.76)%
Ten Years Ended 06/30/10	(6.38)%

RUSSELL 2000 GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(2.31)%
One Year Ended 06/30/10	17.96%
Five Years Ended 06/30/10	1.14%
Ten Years Ended 06/30/10	(1.72)%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)   The Russell 2000 Growth Index is an unmanaged index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2010, fees totaling 0.24% of average net assets were waived.

Wilshire Variable Insurance Trust Small Cap Growth Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Small Cap Growth Fund (the “Fund”) returned -3.40% for the first six months of 2010, underperforming the benchmark (the Russell 2000 Growth Index) return of -2.31% by -1.09%. The Fund benefitted from strong security selection in the Financials sector during the period. However, the Fund experienced negative contribution from security selection in the Health Care and Industrials sectors.

We are disappointed with the absolute return of the Fund, the underperformance versus its benchmark and the below median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust International Equity Fund Commentary

INTERNATIONAL EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(11.48)%
One Year Ended 06/30/10	8.99%
Five Years Ended 06/30/10	(0.43)%
Ten Years Ended 06/30/10	(3.07)%

MSCI EAFE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(13.23)%
One Year Ended 06/30/10	5.92%
Five Years Ended 06/30/10	0.88%
Ten Years Ended 06/30/10	0.16%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)   The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2010, fees totaling 0.21% of average net assets were waived.

Wilshire Variable Insurance Trust International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. Developed international equity markets, as measured by the MSCI EAFE Index, yielded to strong selling pressure, falling -13.2% as the lingering sovereign debt crisis in Greece sparked a global sell-off. The best-performing regions in the quarter were Japan and Emerging Markets, returning -9.1% and -10.1% respectively, while Europe was the worst-performing region, returning -15.8% for the period as the region felt the continued consequences of the European sovereign debt crisis and a weaker Euro currency.

The International Equity Fund (the “Fund”) returned -11.48% for the first six months of 2010, outperforming the benchmark (the MSCI EAFE Index) return of -13.23% by +1.75%. The Fund benefitted from strong security selection from a number of sectors, particularly Energy, Financials, and Consumer Staples. The Fund also benefitted from currency positioning and emerging markets exposure. Sector positioning on balance was a modest detractor from performance during the period.

We are disappointed with the absolute return of the Fund, although we are somewhat encouraged by the outperformance versus its benchmark and the above median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our sub-advisers, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary

SOCIALLY RESPONSIBLE FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(7.29)%
One Year Ended 06/30/10	11.72%
Five Years Ended 06/30/10	(3.67)%
Ten Years Ended 06/30/10	0.62%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(6.65)%
One Year Ended 06/30/10	14.43%
Five Years Ended 06/30/10	(0.79)%
Ten Years Ended 06/30/10	(1.59)%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1)   The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the six months ended June 30, 2010, there were no waivers.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Large cap stocks suffered the steepest losses for the six month period, as smaller stocks, as measured by the Russell 2000 Index, posted a much more muted decline of -2.0%. Both growth and value styles were caught in the downdraft, with growth stocks modestly trailing their value counterparts. All sectors were negative year-to-date, with the Industrials (-0.9%), Consumer Discretionary (-1.6%) and Consumer Staples (-2.8%) sectors posting the best relative returns and the Materials (-12.9%), Energy (-12.2%) and Technology (-10.6%) sectors logging the worst relative returns.

The Socially Responsible Fund (the “Fund”) returned -7.29% for the first six months of 2010, slightly underperforming the benchmark (the S&P 500 Index) return of -6.65% by -0.64%. The Fund benefitted from strong security selection in the Health Care and Consumer Staples sectors during the period, and was also aided on balance by sector positioning. However, the Fund experienced negative contribution from security selection in the Energy, Industrials and Consumer Discretionary sectors.

We are disappointed with the absolute return of the Fund and the underperformance versus its benchmark, although we are somewhat encouraged by the above median ranking versus its peer group universe for the year-to-date period. We are optimistic by the current activities and positioning of our sub-adviser, who continues to follow through with the disciplined investment approach that has made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2010 and should benefit as the market begins to refocus on corporate earnings and fundamentals.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2010 (Unaudited)

	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expense Ratio(1)	Expenses Paid During Period 01/01/10-06/30/10(2)(3)
Equity Fund(4)
Actual Fund Return	$1,000.00	$905.00	0.85%	$4.01
Hypothetical 5% Return	$1,000.00	$1,020.58	0.85%	$4.26
Balanced Fund(4)
Actual Fund Return	$1,000.00	$976.20	0.20%	$0.98
Hypothetical 5% Return	$1,000.00	$1,023.80	0.20%	$1.00
Income Fund
Actual Fund Return	$1,000.00	$1,061.80	1.09%	$5.57
Hypothetical 5% Return	$1,000.00	$1,019.39	1.09%	$5.46
Small Cap Growth Fund
Actual Fund Return	$1,000.00	$966.00	1.51%	$7.36
Hypothetical 5% Return	$1,000.00	$1,017.31	1.51%	$7.55
International Equity Fund
Actual Fund Return	$1,000.00	$885.20	1.59%	$7.43
Hypothetical 5% Return	$1,000.00	$1,016.91	1.59%	$7.95
Socially Responsible Fund
Actual Fund Return	$1,000.00	$927.10	1.31%	$6.26
Hypothetical 5% Return	$1,000.00	$1,018.30	1.31%	$6.56

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	Expenses shown do not include annuity contract fees.
(4)	The expense ratio does not include the expenses of the underlying funds.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK — 53.9%
Consumer Discretionary — 6.6%
1,507	Advance Auto Parts, Inc.	$75,621
385	Amazon.com, Inc. †	42,065
7,866	Best Buy Co., Inc.	266,343
2,419	Big Lots, Inc. †	77,626
1,009	Carnival Corp.	30,512
31,741	Comcast Corp. Special, Class A	551,341
4,081	Darden Restaurants, Inc.	158,547
716	Dick's Sporting Goods, Inc. †	17,821
13,737	DIRECTV, Class A †	465,959
2,508	Dollar Tree, Inc. †	104,408
4,043	Family Dollar Stores, Inc.	152,380
104,049	Ford Motor Co. †	1,048,814
1,888	GameStop Corp., Class A †	35,475
13,874	Gap, Inc. (The)	269,988
698	H&R Block, Inc.	10,952
759	Hanesbrands, Inc. †	18,262
1,241	Home Depot, Inc. (The)	34,835
7,154	Interpublic Group of Cos., Inc. (The) †	51,008
1,029	J.C. Penney Co., Inc.	22,103
12,923	Johnson Controls, Inc.	347,241
3,907	Kohl's Corp. †	185,582
3,568	Leggett & Platt, Inc.	71,574
79,273	Lowe's Cos., Inc.	1,618,755
7,808	Ltd. Brands, Inc.	172,323
35,161	Macy's, Inc.	629,382
3,455	Mattel, Inc.	73,108
1,946	McDonald's Corp.	128,183
1,958	McGraw-Hill Cos., Inc. (The)	55,098
497	NIKE, Inc., Class B	33,572
4,426	Nordstrom, Inc.	142,473
8,322	Omnicom Group, Inc.	285,445
752	Panera Bread Co., Class A †	56,618
2,889	PetSmart, Inc.	87,161
3,622	Ross Stores, Inc.	193,016
1,417	Sears Holdings Corp. †	91,609
52,478	Staples, Inc.	999,706
11,880	Starbucks Corp.	288,684
62	Starwood Hotels & Resorts Worldwide, Inc.	2,569
28,981	Target Corp.	1,424,996
8,144	Time Warner Cable, Inc., Class A	424,140
5,419	Time Warner, Inc.	156,663
4,969	TJX Cos., Inc.	208,450
21,723	Toll Brothers, Inc. †	355,388
556	VF Corp.	39,576
2,691	Walt Disney Co. (The)	84,766
61	Washington Post Co. (The), Class B	25,039
2,185	Whirlpool Corp.	191,887
2,522	Williams-Sonoma, Inc.	62,596
2,601	Wyndham Worldwide Corp.	52,384
		11,922,044
Consumer Staples — 4.9%
7,734	Coca-Cola Co. (The)	387,628
12,958	ConAgra Foods, Inc.	302,181
1,777	Corn Products International, Inc.	53,843
6,520	Costco Wholesale Corp.	357,492
14,276	Dr. Pepper Snapple Group, Inc.	533,780
3,455	Estee Lauder Cos., Inc. (The), Class A	192,547
2,879	HJ Heinz Co.	124,430
12,400	Kellogg Co.	623,720
34,330	Kraft Foods, Inc., Class A	961,240
45,962	Kroger Co. (The)	904,992

Shares		Value
Consumer Staples (continued)
2,936	Mead Johnson Nutrition Co., Class A	$147,152
17,053	Nestle SA ADR	822,637
9,324	PepsiCo, Inc.	568,298
7,971	Philip Morris International, Inc.	365,391
12,245	Procter & Gamble Co. (The)	734,455
11,365	Safeway, Inc.	223,436
17,597	Sara Lee Corp.	248,118
721	SUPERVALU, Inc.	7,816
8,909	Tyson Foods, Inc., Class A	146,018
14,805	Walgreen Co.	395,293
14,589	Wal-Mart Stores, Inc.	701,293
		8,801,760
Energy — 6.0%
13,144	Anadarko Petroleum Corp.	474,367
3,413	Chesapeake Energy Corp.	71,502
14,640	Chevron Corp.	993,470
1,291	Cimarex Energy Co.	92,410
14,089	ConocoPhillips	691,629
3,809	Devon Energy Corp.	232,044
12,400	Ensco PLC ADR	487,072
55,714	Exxon Mobil Corp.	3,179,598
50,329	Halliburton Co.	1,235,577
1,007	Helmerich & Payne, Inc.	36,776
2,721	Hess Corp.	136,975
12,689	Marathon Oil Corp.	394,501
5,496	Murphy Oil Corp.	272,327
1,991	Nabors Industries, Ltd. †	35,081
6,336	National Oilwell Varco, Inc.	209,532
871	Newfield Exploration Co. †	42,557
1,163	Occidental Petroleum Corp.	89,725
274	Oceaneering International, Inc. †	12,303
217	Rowan Cos., Inc. †	4,761
25,986	Schlumberger, Ltd.	1,438,065
3,290	Smith International, Inc.	123,868
1,137	Sunoco, Inc.	39,534
876	Valero Energy Corp.	15,751
21,200	Weatherford International, Ltd. †	278,568
14,031	Williams Cos., Inc. (The)	256,487
		10,844,480
Financials — 7.0%
4,514	Aflac, Inc.	192,612
24	American Express Co.	953
2,916	Assurant, Inc.	101,185
167,813	Bank of America Corp.	2,411,473
383	Bank of Hawaii Corp.	18,518
6,058	Bank of New York Mellon Corp. (The)	149,572
5,774	Berkshire Hathaway, Inc., Class B †	460,130
67,500	Charles Schwab Corp. (The)	957,150
17,029	Chubb Corp.	851,620
49,020	Citigroup, Inc. †	184,315
932	Cullen/Frost Bankers, Inc.	47,905
5,167	Discover Financial Services	72,235
462	Everest Re Group, Ltd.	32,673
1,791	Fidelity National Financial, Inc., Class A	23,265
15,687	Fifth Third Bancorp	192,793
1,204	First American Financial Corp.	15,267
3,524	Goldman Sachs Group, Inc. (The)	462,596
8,755	Hartford Financial Services Group, Inc.	193,748
1,469	HCC Insurance Holdings, Inc.	36,373
1,631	Huntington Bancshares, Inc.	9,036
28,900	Invesco, Ltd.	486,387
569	Jones Lang LaSalle, Inc.	37,349
30,559	JPMorgan Chase & Co.	1,118,765

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Financials (continued)
1,848	M&T Bank Corp.	$156,987
24,600	Morgan Stanley	570,966
10,407	Northern Trust Corp.	486,007
7,718	PNC Financial Services Group, Inc.	436,067
6,548	Principal Financial Group, Inc.	153,485
9,156	Progressive Corp. (The)	171,400
7,633	Prudential Financial, Inc.	409,587
550	Reinsurance Group of America, Inc., Class A	25,141
3,309	State Street Corp.	111,910
391	Transatlantic Holdings, Inc.	18,752
17,332	Travelers Cos., Inc. (The)	853,601
3,209	Unum Group	69,635
40,071	Wells Fargo & Co.	1,025,818
		12,545,276
Health Care — 7.1%
8,968	Abbott Laboratories	419,523
8,198	Aetna, Inc.	216,263
1,582	Alcon, Inc.	234,436
8,242	AmerisourceBergen Corp., Class A	261,684
16,974	Amgen, Inc. †	892,833
862	Baxter International, Inc.	35,032
2,420	Becton Dickinson and Co.	163,640
9,644	Cardinal Health, Inc.	324,135
5,206	CareFusion Corp. †	118,176
2,199	Cephalon, Inc. †	124,793
1,405	Coventry Health Care, Inc. †	24,840
9,886	Eli Lilly & Co.	331,181
1,847	Endo Pharmaceuticals Holdings, Inc. †	40,302
1,940	Express Scripts, Inc., Class A †	91,219
8,829	Forest Laboratories, Inc. †	242,179
839	Genzyme Corp. †	42,596
1,239	Gilead Sciences, Inc. †	42,473
1,572	Health Net, Inc. †	38,310
4,317	Hologic, Inc. †	60,136
3,205	Hospira, Inc. †	184,127
4,977	Humana, Inc. †	227,300
42,507	Johnson & Johnson	2,510,463
7,402	King Pharmaceuticals, Inc. †	56,181
97	Lincare Holdings, Inc.	3,153
4,001	McKesson Corp.	268,707
7,749	Medco Health Solutions, Inc. †	426,815
537	Medtronic, Inc.	19,477
41,647	Merck & Co., Inc.	1,456,396
332	Millipore Corp. †	35,408
138,047	Pfizer, Inc.	1,968,550
1,855	Pharmaceutical Product Development, Inc.	47,136
2,094	Stryker Corp.	104,826
24,400	Teva Pharmaceutical Industries, Ltd. ADR	1,268,556
646	Thermo Fisher Scientific, Inc. †	31,686
7,366	UnitedHealth Group, Inc.	209,194
2,609	WellPoint, Inc. †	127,658
213	Zimmer Holdings, Inc. †	11,513
		12,660,897
Industrials — 5.3%
5,390	3M Co.	425,756
1,462	AGCO Corp. †	39,430
43	Alliant Techsystems, Inc. †	2,669
6,690	Boeing Co. (The)	419,797
971	Carlisle Cos., Inc.	35,082
8,229	Caterpillar, Inc.	494,316

Shares		Value
Industrials (continued)
3,712	Cintas Corp.	$88,976
2,185	Cummins, Inc.	142,309
929	Deere & Co.	51,727
876	Eaton Corp.	57,326
10,572	Emerson Electric Co.	461,891
5,075	FedEx Corp.	355,808
88,025	General Electric Co.	1,269,321
6,217	Honeywell International, Inc.	242,649
1,413	Hubbell, Inc., Class B	56,082
179	Joy Global, Inc.	8,966
3,373	L-3 Communications Holdings, Inc.	238,943
668	Lincoln Electric Holdings, Inc.	34,061
2,252	Lockheed Martin Corp.	167,774
55	Masco Corp.	592
87	Norfolk Southern Corp.	4,616
3,457	Northrop Grumman Corp.	188,199
2,090	Oshkosh Corp. †	65,124
6,026	PACCAR, Inc.	240,257
1,567	Parker Hannifin Corp.	86,906
21,517	Raytheon Co.	1,041,208
604	Regal-Beloit Corp.	33,691
28	Rockwell Automation, Inc.	1,374
6,040	RR Donnelley & Sons Co.	98,875
1,557	Ryder System, Inc.	62,638
1,464	Shaw Group, Inc. (The) †	50,098
1,318	Snap-On, Inc.	53,919
69,109	Southwest Airlines Co.	767,801
386	SPX Corp.	20,385
5,575	Textron, Inc.	94,608
1,867	Timken Co.	48,523
21,363	United Parcel Service, Inc., Class B	1,215,341
1,271	United Technologies Corp.	82,501
1,303	URS Corp. †	51,273
19,400	Waste Management, Inc.	607,026
1,797	WW Grainger, Inc.	178,712
		9,586,550
Information Technology — 11.9%
6,581	Advanced Micro Devices, Inc. †	48,173
2,534	AOL, Inc. †	52,682
4,321	Apple, Inc. †	1,086,861
35,082	Applied Materials, Inc.	421,686
1,879	Arrow Electronics, Inc. †	41,996
1,153	Avnet, Inc. †	27,799
51	BMC Software, Inc. †	1,766
1,217	Broadcom Corp., Class A	40,125
749	Broadridge Financial Solutions, Inc.	14,268
11,317	CA, Inc.	208,233
21,523	Cisco Systems, Inc. †	458,655
734	CommScope, Inc. †	17,447
2,957	Computer Sciences Corp.	133,804
2,205	Compuware Corp. †	17,596
1,204	CoreLogic, Inc.	21,263
29,835	Dell, Inc. †	359,810
46,520	eBay, Inc. †	912,257
90,682	EMC Corp. †	1,659,481
1,279	Global Payments, Inc.	46,735
4,800	Google, Inc., Class A †	2,135,760
3,823	Harris Corp.	159,228
1,949	Hewitt Associates, Inc., Class A †	67,163
19,873	Hewlett-Packard Co.	860,104
45,807	Intel Corp.	890,946
9,948	International Business Machines Corp.	1,228,379
5,899	Intuit, Inc. †	205,108
1,775	Lexmark International, Inc., Class A †	58,628

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Information Technology (continued)
3,400	Mastercard, Inc., Class A	$678,402
16,581	McAfee, Inc. †	509,368
22,903	Micron Technology, Inc. †	194,446
409	MICROS Systems, Inc. †	13,035
95,920	Microsoft Corp.	2,207,119
37,830	Motorola, Inc. †	246,652
1,618	NetApp, Inc. †	60,368
59,887	Oracle Corp.	1,285,175
20,800	Paychex, Inc.	540,176
47,399	QUALCOMM, Inc.	1,556,583
2,918	SanDisk Corp. †	122,760
215	Sybase, Inc. †	13,902
23,419	Symantec Corp. †	325,056
1,142	Synopsys, Inc. †	23,834
82,695	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	807,103
11,242	Tellabs, Inc.	71,836
15,869	Texas Instruments, Inc.	369,430
5,362	Total System Services, Inc.	72,923
5,357	VeriSign, Inc. †	142,228
6,696	Western Digital Corp. †	201,951
33,711	Western Union Co. (The)	502,631
10,928	Xerox Corp.	87,861
18,500	Yahoo!, Inc. †	255,855
		21,464,647
Materials — 2.3%
44	Albemarle Corp.	1,747
1,831	Ashland, Inc.	84,995
5,679	Barrick Gold Corp.	257,884
1,036	Bemis Co., Inc.	27,972
2,133	CF Industries Holdings, Inc.	135,339
695	Eastman Chemical Co.	37,085
12,304	EI du Pont de Nemours & Co.	425,595
6,856	Freeport-McMoRan Copper & Gold, Inc.	405,395
12,662	International Paper Co.	286,541
1,589	Lubrizol Corp.	127,613
3,342	MeadWestvaco Corp.	74,192
13,400	Monsanto Co.	619,348
6,189	Newmont Mining Corp.	382,109
22,311	Nucor Corp.	854,065
3,277	PPG Industries, Inc.	197,964
1,509	Reliance Steel & Aluminum Co.	54,550
3,045	RPM International, Inc.	54,323
897	Sherwin-Williams Co. (The)	62,063
2,307	Valspar Corp.	69,487
		4,158,267
Telecommunication Services — 2.3%
46,396	AT&T, Inc.	1,122,319
920	MetroPCS Communications, Inc. †	7,535
105,858	Qwest Communications International, Inc.	555,754
23,666	Sprint Nextel Corp. †	100,344
2,131	Telephone & Data Systems, Inc.	64,761
650	tw telecom, Inc., Class A †	10,842
82,733	Verizon Communications, Inc.	2,318,179
		4,179,734
Utilities — 0.5%
2,178	Atmos Energy Corp.	58,893
600	CenterPoint Energy, Inc.	7,896
5,875	Constellation Energy Group, Inc.	189,469
3,041	DTE Energy Co.	138,700
20	Edison International	634

Shares		Value
Utilities (continued)
1,228	Energen Corp.	$54,437
2,261	Integrys Energy Group, Inc.	98,896
4,401	MDU Resources Group, Inc.	79,350
889	Nicor, Inc.	36,004
5,421	NiSource, Inc.	78,605
1,174	Oneok, Inc.	50,776
1,786	Pinnacle West Capital Corp.	64,939
		858,599

Total Common Stock (Cost $100,383,992)	97,022,254

INVESTMENT IN UNDERLYING FUND — 45.2%
12,130,250	Wilshire Large Cap Core 130/30 Fund* (Cost $86,148,041)	81,272,675

EXCHANGE-TRADED FUND — 0.3%
5,493	SPDR Trust, Series 1 (Cost $613,083)	566,987

Total Investments — 99.4% (Cost $187,145,116)	178,861,916

Other Assets & Liabilities, Net — 0.6%	1,083,129

NET ASSETS — 100.0%	$179,945,045

*	Affiliated Fund.

†	Non-income producing security.

ADR – American Depositary Receipt

PLC – Public Limited Company

SPDR – Standard & Poor’s Depositary Receipt

As of June 30, 2010, all of the Fund’s investments in securities were considered Level 1.  Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.8%
12,494,781	Wilshire Large Cap Core 130/30 Fund*†	$83,090,293
6,019,552	Wilshire Variable Insurance Trust Income Fund*	73,438,534

Total Investments in Underlying Funds (Cost $157,271,336)	156,528,827

Other Assets & Liabilities, Net — 0.2%	267,499

NET ASSETS — 100.0%	$156,796,326

*	Affiliated Fund.

†
The Fund’s investment in the Wilshire Large Cap Core 130/30 Fund represents greater than 50% of the Fund’s total investments. The Wilshire Large Cap Core 130/30 Fund seeks capital appreciation. For further information, available upon request at no charge, on the Wilshire Large Cap Core 130/30 Fund, please go to the Wilshire Mutual Funds website at http://www.wilfunds.com.

As of June 30, 2010, all of the Fund’s investments in securities were considered Level 1.  Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
ASSET-BACKED SECURITIES — 3.1%
Amortizing Residential Collateral Trust
0.627%(a)	01/01/32	$29,261	$20,478
Bayview Financial Acquisition Trust
1.022%(a)	02/28/44	84,412	76,890
Citigroup Mortgage Loan Trust, Inc
5.550%	08/25/35	200,000	114,132
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	3,991	3,982
Education Funding Capital Trust I
1.850%(a)	12/15/42	150,000	140,239
1.850%(a)	12/15/42	150,000	142,312
Green Tree Financial Corp.
9.150%	01/15/18	12,226	7,596
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	2,316	2,050
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	20,557	13,442
Lehman XS Trust
0.607%(a)	02/25/46	255,140	127,724
Morgan Stanley Mortgage Loan Trust
0.497%(a)	03/25/36	146,764	33,849
MSCC Heloc Trust
0.537%(a)	07/25/17	19,900	12,993
Nelnet Student Loan Trust
1.796%(a)	04/25/24	200,000	206,033
SACO I, Inc.
0.477%(a)	06/25/36	144,485	26,675
0.517%(a)	03/25/36	155,915	31,577
0.907%(a)	09/25/35	39,061	31,632
Salomon Brothers Mortgage Securities VII, Inc.
0.947%(a)	03/25/32	2,350	2,340
Securitized Asset Backed Receivables LLC Trust
0.577%(a)	02/25/37	752,589	353,754
SG Mortgage Securities Trust
0.587%(a)(b)	12/25/36	749,358	322,290
WAMU Asset-Backed Certificates
0.437%(a)	05/25/47	329,854	300,095
0.517%(a)	05/25/47	1,300,000	745,076
0.637%(a)	05/25/47	1,300,000	452,043

Total Asset-Backed Securities (Cost $5,930,645)			3,167,202

	Maturity Date	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.5%
Agency Mortgage-Backed Obligations — 20.6%
FHLMC
5.000%	08/01/33	$683,756	$726,840
5.000%	09/01/33	223,920	238,029
5.000%	09/01/33	178,318	189,554
5.000%	09/01/33	466,248	495,627
5.000%	10/01/33	458,180	487,050
5.575%(a)	01/01/38	715,368	763,791
5.610%(a)	05/01/37	801,542	852,846
FHLMC TBA
5.500%	08/01/37	100,000	106,984
6.000%	08/01/37	100,000	108,219
FNMA
5.000%	12/01/35	2,155,586	2,290,737
5.000%	06/01/35	563,788	599,136
5.500%	08/01/37	570,968	614,362
5.500%	09/01/35	1,838,001	1,977,689
5.500%	11/01/36	480,858	516,953
5.500%	04/01/36	792,717	847,018
5.908%(a)	01/01/37	354,394	380,986
6.500%	11/01/37	74,287	81,477
7.000%	05/01/32	45,319	51,639
FNMA TBA
4.500%	07/17/18	800,000	843,875
5.000%	07/01/22	1,800,000	1,920,375
5.500%	08/01/37	100,000	107,000
6.000%	07/01/37	100,000	108,453
6.500%	08/15/37	2,600,000	2,840,094
GNMA
4.500%	03/15/40	99,686	104,069
5.000%	05/15/40	399,486	426,651
5.000%	04/15/40	199,488	213,053
5.500%	05/15/36	118,043	128,014
6.000%	03/15/35	807,547	885,602
6.000%	03/15/37	129,059	140,928
6.000%	05/15/33	120,602	133,164
GNMA TBA
4.000%	07/01/39	700,000	710,395
4.000%	07/01/39	100,000	101,625
4.500%	07/15/39	500,000	519,611
4.500%	07/01/35	100,000	104,156
5.000%	09/01/33	200,000	210,938
5.000%	08/01/33	100,000	105,875
6.000%	07/01/34	100,000	109,015
6.000%	07/01/36	200,000	217,938
			21,259,768

Non-Agency Mortgage-Backed Obligations — 8.9%
American Home Mortgage Assets
0.577%(a)	05/25/46	234,386	56,620
Asset Securitization Corp.
7.064%(a)	02/14/43	100,000	108,884
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,331
5.837%(a)	06/10/49	60,000	63,871

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligations (continued)
Banc of America Funding Corp.
3.597%(a)	09/20/35	$1,420,917	$800,518
Banc of America Mortgage Securities, Inc.
3.467%(a)	02/25/34	19,237	15,625
Bear Stearns Adjustable Rate Mortgage Trust
3.493%(a)	02/25/34	54,727	50,093
3.604%(a)	11/25/34	75,443	67,261
Citigroup Mortgage Loan Trust, Inc.
3.111%(a)	09/25/34	69,666	64,202
3.339%(a)	02/25/34	68,850	67,549
Countrywide Alternative Loan Trust
0.557%(a)	03/20/46	77,372	40,437
0.657%(a)	10/25/35	120,110	60,599
3.658%(a)	09/25/34	112,912	79,928
First Horizon Asset Securities, Inc.
2.890%(a)	02/25/35	359,675	318,417
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	210,000	199,914
Greenpoint Mortgage Funding Trust
0.557%(a)	04/25/36	573,468	334,045
Harborview Mortgage Loan Trust
0.497%(a)	01/25/47	852,747	463,035
0.568%(a)	05/19/35	134,284	79,371
Homebanc Mortgage Trust
0.647%(a)	05/25/37	116,664	84,052
Impac CMB Trust
0.887%(a)	05/25/35	114,090	83,699
Indymac Index Mortgage Loan Trust
0.467%(a)	07/25/36	338,300	161,481
0.547%(a)	06/25/47	291,093	148,089
0.607%(a)	06/25/35	494,823	312,736
3.247%(a)	03/25/35	112,190	80,814
5.099%(a)	09/25/35	76,135	55,343
6.127%(a)	11/25/37	97,571	74,185
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420%	01/15/49	100,000	97,727
5.457%(a)	01/12/43	100,000	102,906
LB-UBS Commercial Mortgage Trust
4.954%	09/15/30	500,000	527,980
Luminent Mortgage Trust
0.537%(a)	05/25/46	247,659	116,820
Master Adjustable Rate Mortgages Trust
0.547%(a)	05/25/47	803,222	361,378
1.221%(a)	12/25/46	280,126	89,568
2.883%(a)	02/25/35	278,530	213,433
3.753%(a)	12/25/34	18,009	12,968

	Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligations (continued)
Morgan Stanley Capital I
4.989%	08/13/42	$240,000	$249,339
5.692%(a)	04/15/49	400,000	385,840
7.094%(a)	04/15/33	115,883	115,882
Morgan Stanley Mortgage Loan Trust
0.667%(a)	01/25/35	259,059	183,813
2.552%(a)	07/25/35	162,419	114,938
3.317%(a)	08/25/34	114,108	94,456
Prime Mortgage Trust
8.000%	07/25/34	163,925	126,986
RBSGC Mortgage Pass Through Certificates
0.797%(a)	01/25/37	309,552	171,519
Residential Accredit Loans, Inc.
0.437%(a)	10/25/46	111,116	107,315
0.707%(a)	01/25/37	329,063	182,525
Residential Asset Securitization Trust
4.750%	02/25/19	478,371	482,884
Structured Adjustable Rate Mortgage Loan Trust
2.546%(a)	01/25/35	133,591	112,831
2.646%(a)	11/25/34	115,301	85,933
Thornburg Mortgage Securities Trust
6.201%(a)	09/25/37	311,369	296,627
6.205%(a)	09/25/37	315,263	305,891
Washington Mutual Mortgage Pass Through Certificates
0.577%(a)	04/25/45	122,152	94,412
4.800%(a)	10/25/35	216,580	202,994
5.544%(a)	11/25/36	300,000	216,088
Washington Mutual MSC Mortgage Pass-Through Certificates
2.772%(a)	01/25/35	46,092	40,988
Wells Fargo Mortgage Backed Securities Trust
4.420%(a)	04/25/36	59,301	54,567
			9,029,707

Total Collateralized Mortgage Obligations (Cost $32,657,947)			30,289,475

CORPORATE BONDS — 29.3%
Consumer Discretionary — 2.6%
Boyd Gaming Corp.
6.750%	04/15/14	10,000	8,750
7.125%	02/01/16	10,000	8,225

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Consumer Discretionary (continued)
Cengage Learning Acquisitions, Inc.
10.500%(b)	01/15/15	$10,000	$9,300
Comcast Corp.
6.500%	01/15/15	665,000	763,248
Cricket Communications, Inc.
7.750%	05/15/16	80,000	81,600
CSC Holdings LLC
8.625%(b)	02/15/19	10,000	10,513
Daimler Finance North America LLC
6.500%	11/15/13	30,000	33,577
7.300%	01/15/12	135,000	145,518
DISH DBS Corp.
7.000%	10/01/13	20,000	20,600
7.750%	05/31/15	40,000	41,200
7.875%	09/01/19	45,000	46,800
Eastman Kodak Co.
7.250%	11/15/13	35,000	34,300
Inn of the Mountain Gods Resort & Casino
12.000%(c)(h)	11/15/10	10,000	4,850
J.C. Penney Corp., Inc.
7.400%	04/01/37	10,000	10,000
McDonald's Corp. MTN
5.350%	03/01/18	80,000	91,769
MGM Resorts International
6.750%	09/01/12	10,000	9,300
7.625%	01/15/17	20,000	15,650
10.375%	05/15/14	5,000	5,438
11.125%	11/15/17	20,000	22,050
Mohegan Tribal Gaming Authority
8.000%	04/01/12	5,000	4,362
Motors Liquidation Co.
8.250%(c)	07/15/23	70,000	21,175
8.375%(c)	07/05/33	30,000	12,471
News America, Inc.
6.650%	11/15/37	10,000	11,223
Qwest Corp.
6.875%	09/15/33	20,000	18,350
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	152,769
Service Corp. International
7.500%	04/01/27	30,000	26,550
Station Casinos, Inc.
6.000%(c)(h)	04/01/12	20,000	1,187
7.750%(c)(h)	08/15/16	70,000	4,419
Time Warner Cable, Inc.
6.750%	06/15/39	80,000	88,378
7.300%	07/01/38	130,000	150,930
8.250%	04/01/19	250,000	307,450
8.750%	02/14/19	80,000	101,100

	Maturity Date	Par	Value
Consumer Discretionary (continued)
Time Warner, Inc.
6.875%	05/01/12	$290,000	$315,939
Verizon Global Funding Corp.
4.375%	06/01/13	35,000	37,601
			2,616,592
Consumer Staples — 1.4%
Altria Group, Inc.
9.250%	08/06/19	170,000	212,178
CVS Caremark Corp.
6.600%	03/15/19	380,000	442,198
Dr Pepper Snapple Group, Inc.
6.820%	05/01/18	110,000	131,193
Kraft Foods, Inc.
5.375%	02/10/20	290,000	310,750
PepsiCo, Inc.
7.900%	11/01/18	190,000	246,056
Reynolds American, Inc.
6.750%	06/15/17	90,000	97,505
			1,439,880
Energy — 5.1%
Anadarko Petroleum Corp.
6.450%	09/15/36	280,000	222,734
8.700%	03/15/19	10,000	9,441
Apache Corp.
6.000%	09/15/13	180,000	201,674
Baker Hughes, Inc.
7.500%	11/15/18	200,000	244,523
Chesapeake Energy Corp.
6.250%	01/15/18	25,000	25,250
6.375%	06/15/15	10,000	10,325
7.250%	12/15/18	85,000	87,763
Complete Production Services, Inc.
8.000%	12/15/16	75,000	73,312
ConocoPhillips
4.750%	10/15/12	80,000	85,880
5.900%	05/15/38	210,000	236,181
El Paso Corp. MTN
7.800%	08/01/31	611,000	603,859
Energy Transfer Partners LP
6.700%	07/01/18	160,000	172,060
Enterprise Products Operating LLC
6.500%	01/31/19	250,000	280,301
Hess Corp.
7.300%	08/15/31	167,000	197,028
7.875%	10/01/29	60,000	73,831
8.125%	02/15/19	160,000	199,449
Kerr-McGee Corp.
6.950%	07/01/24	10,000	9,086
7.875%	09/15/31	155,000	141,994

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Energy (continued)
Kinder Morgan Energy Partners LP
5.000%	12/15/13	$25,000	$26,606
5.850%	09/15/12	10,000	10,721
5.950%	02/15/18	60,000	64,802
6.000%	02/01/17	150,000	163,399
6.750%	03/15/11	10,000	10,352
6.950%	01/15/38	50,000	53,132
7.125%	03/15/12	5,000	5,375
Occidental Petroleum Corp.
7.000%	11/01/13	320,000	373,968
Peabody Energy Corp.
6.875%	03/15/13	3,000	3,022
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	212,911
Pride International, Inc.
7.375%	07/15/14	20,000	19,925
SandRidge Energy, Inc.
9.875%(b)	05/15/16	80,000	81,200
Southern Natural Gas Co.
5.900%(b)	04/01/17	30,000	31,784
8.000%	03/01/32	75,000	84,984
Tennessee Gas Pipeline Co.
7.625%	04/01/37	150,000	165,845
Williams , Inc.
7.500%	01/15/31	269,000	286,141
7.750%	06/15/31	60,000	64,461
Williams Partners
5.250%(b)	03/15/20	240,000	245,416
XTO Energy, Inc.
5.500%	06/15/18	48,000	54,889
7.500%	04/15/12	296,000	329,580
			5,163,204
Financials — 12.1%
Ally Financial, Inc.
6.875%	09/15/11	354,000	358,867
7.250%	03/02/11	104,000	105,690
American Express Co.
6.800%(a)	09/01/66	115,000	109,537
American Express Credit Corp. MTN
5.125%	08/25/14	360,000	387,314
5.875%	05/02/13	70,000	76,589
American General Finance Corp. MTN
6.900%	12/15/17	320,000	254,800
American International Group, Inc.
5.850%	01/16/18	40,000	35,750
6.250%	03/15/37	200,000	136,000
BAC Capital Trust XIV
5.630%(a)	03/15/12	10,000	6,750

	Maturity Date	Par	Value
Financials (continued)
Bank of America Corp.
7.625%	06/01/19	$370,000	$423,838
Bear Stearns LLC
7.250%	02/01/18	270,000	315,279
Berkshire Hathaway, Inc.
3.200%	02/11/15	180,000	185,366
Boeing Capital Corp.
4.700%	10/27/19	70,000	75,259
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	260,000	294,928
Citigroup, Inc.
5.000%	09/15/14	315,000	315,063
5.500%	10/15/14	30,000	30,843
6.000%	12/13/13	290,000	304,243
6.010%	01/15/15	230,000	241,243
6.500%	08/19/13	60,000	63,956
6.875%	03/05/38	320,000	335,701
Countrywide Financial Corp.
6.250%	05/15/16	50,000	52,125
FIA Card Services
7.125%	11/15/12	510,000	555,321
Ford Motor Credit Co. LLC
5.787%(a)	06/15/11	103,000	104,288
7.375%	02/01/11	60,000	61,123
8.000%	12/15/16	420,000	429,488
12.000%	05/15/15	340,000	393,584
General Electric Capital Corp. MTN
5.625%	05/01/18	260,000	276,744
6.375%(a)	11/15/67	420,000	390,600
6.875%	01/10/39	470,000	518,942
Goldman Sachs Capital II
5.793%(a)	12/29/49	20,000	15,100
Goldman Sachs Group, Inc. MTN
3.625%	08/01/12	30,000	30,561
4.750%	07/15/13	20,000	20,882
5.250%	10/15/13	40,000	42,164
5.300%	02/14/12	10,000	10,408
5.375%	03/15/20	310,000	306,316
5.450%	11/01/12	50,000	52,672
6.600%	01/15/12	310,000	327,869
HSBC Finance Corp. MTN
4.625%	09/15/10	400,000	402,835
6.375%	11/27/12	40,000	43,198
JPMorgan Chase & Co.
5.125%	09/15/14	545,000	581,586
5.150%	10/01/15	200,000	213,986
5.750%	01/02/13	195,000	209,727
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(c)	11/29/49	200,000	20
Lehman Brothers Holdings, Inc. MTN
6.200%(c)	09/26/14	80,000	15,800

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Financials (continued)
Lehman Brothers Holdings, Inc. MTN (continued)
6.500%(c)	07/19/17	$160,000	$280
6.750%(c)	12/28/17	340,000	170
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/18	70,000	74,788
MetLife, Inc.
6.400%	12/15/36	40,000	35,200
Morgan Stanley MTN
0.754%(a)	10/18/16	40,000	34,793
5.625%	01/09/12	300,000	312,165
5.750%	08/31/12	70,000	73,355
6.625%	04/01/18	100,000	104,814
Private Export Funding Corp.
4.950%	11/15/15	260,000	293,512
SLM Corp. MTN
5.000%	04/15/15	10,000	8,601
5.000%	10/01/13	355,000	339,368
5.050%	11/14/14	50,000	44,718
5.375%	05/15/14	345,000	315,454
5.625%	08/01/33	35,000	25,688
SunTrust Capital VIII
6.100%(a)	12/15/36	50,000	38,063
SunTrust Preferred Capital I
5.853%(a)	12/15/11	11,000	7,370
Travelers Cos., Inc. (The)
6.250%(a)	03/15/37	270,000	253,360
Unilever Capital Corp.
7.125%	11/01/10	55,000	56,164
Wachovia Capital Trust III
5.800%(a)	03/15/11	320,000	254,400
Wachovia Corp.
5.625%	10/15/16	690,000	744,692
Wells Fargo & Co.
5.000%	11/15/14	5,000	5,282
5.300%	08/26/11	90,000	93,479
Wells Fargo Capital X
5.950%	12/15/36	100,000	88,691
			12,316,762
Health Care — 1.8%
Abbott Laboratories
5.125%	04/01/19	340,000	379,361
Community Health Systems, Inc.
8.875%	07/15/15	70,000	72,188
DaVita, Inc.
6.625%	03/15/13	66,000	66,083
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	380,000	434,824
HCA, Inc.
6.250%	02/15/13	14,000	13,755
6.300%	10/01/12	59,000	58,705
7.500%	11/15/95	20,000	14,900
7.690%	06/15/25	30,000	26,850
9.125%	11/15/14	10,000	10,462

	Maturity Date	Par	Value
Health Care (continued)
9.250%	11/15/16	$60,000	$63,750
HCA, Inc. PIK
9.625%	11/15/16	21,037	22,510
Humana, Inc.
7.200%	06/15/18	130,000	145,116
Medtronic, Inc.
4.450%	03/15/20	80,000	85,249
Tenet Healthcare Corp.
9.000%(b)	05/01/15	60,000	63,450
9.250%	02/01/15	71,000	73,307
10.000%(b)	05/01/18	60,000	66,300
UnitedHealth Group, Inc.
6.000%	02/15/18	40,000	44,601
WellPoint, Inc.
5.875%	06/15/17	20,000	22,281
Wyeth
5.950%	04/01/37	200,000	226,550
			1,890,242
Industrials — 1.1%
Boeing Co.
4.875%	02/15/20	40,000	44,042
6.000%	03/15/19	100,000	117,769
Delta Air Lines, Inc.
6.821%	08/10/22	337,078	332,865
7.570%	11/18/10	200,000	202,500
RailAmerica, Inc.
9.250%	07/01/17	96,000	100,560
United Parcel Service, Inc.
4.500%	01/15/13	330,000	356,610
			1,154,346
Materials — 0.5%
Alcoa, Inc.
6.000%	07/15/13	10,000	10,532
Freeport-McMoRan Copper & Gold, Inc.
8.375%	04/01/17	345,000	379,500
PPG Industries, Inc.
5.750%	03/15/13	30,000	32,821
6.650%	03/15/18	30,000	35,597
Steel Dynamics, Inc.
6.750%	04/01/15	60,000	60,225
7.375%	11/01/12	5,000	5,175
Westlake Chemical Corp.
6.625%	01/15/16	8,000	7,680
			531,530
Telecommunication Services — 1.6%
AT&T, Inc.
5.100%	09/15/14	80,000	88,747
6.550%	02/15/39	110,000	123,210

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Telecommunication Services (continued)
Bellsouth Capital Funding Corp.
7.875%	02/15/30	$160,000	$196,118
BellSouth Corp.
4.750%	11/15/12	10,000	10,721
Intelsat Corp.
9.250%	08/15/14	90,000	92,025
New Cingular Wireless Services, Inc.
8.125%	05/01/12	85,000	95,115
Qwest Communications International, Inc.
7.500%	02/15/14	28,000	28,070
Sprint Capital Corp.
6.900%	05/01/19	230,000	208,150
8.375%	03/15/12	40,000	42,150
8.750%	03/15/32	25,000	23,875
Verizon Communications, Inc.
5.500%	02/15/18	210,000	230,435
6.100%	04/15/18	165,000	187,321
8.950%	03/01/39	170,000	241,589
Windstream Corp.
8.625%	08/01/16	85,000	85,637
			1,653,163
Utilities — 3.1%
AES Corp. (The)
7.750%	10/15/15	70,000	70,875
7.750%	03/01/14	3,000	3,052
8.000%	06/01/20	240,000	241,200
8.875%	02/15/11	9,000	9,203
9.375%	09/15/10	63,000	63,315
Dominion Resources, Inc.
4.750%	12/15/10	30,000	30,520
5.700%	09/17/12	260,000	281,032
Duke Energy Carolinas LLC
5.625%	11/30/12	380,000	415,667
Dynegy Holdings, Inc.
7.750%	06/01/19	5,000	3,456
Edison Mission Energy
7.000%	05/15/17	20,000	12,800
Energy Future Holdings Corp.
6.500%	11/15/24	70,000	31,500
6.550%	11/15/34	170,000	75,650
Energy Future Holdings Corp. PIK
11.250%	11/01/17	1,301,243	845,808
Exelon Corp.
5.625%	06/15/35	210,000	203,457
FirstEnergy Corp.
6.450%	11/15/11	7,000	7,394
7.375%	11/15/31	360,000	379,581
NRG Energy, Inc.
7.250%	02/01/14	55,000	55,756
7.375%	01/15/17	20,000	19,800

	Maturity Date	Par	Value
Utilities (continued)
NRG Energy, Inc. (continued)
7.375%	02/01/16	$35,000	$34,825
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	10,869
6.050%	03/01/34	190,000	211,986
8.250%	10/15/18	20,000	25,590
Tennessee Valley Authority
5.250%	09/15/39	100,000	110,549
			3,143,885
Total Corporate Bonds (Cost $29,861,750)			29,909,604

FOREIGN BONDS (f) — 10.9%
Australia — 2.1%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	280,000	335,789
Commonwealth Bank of Australia
2.500%	12/10/12	1,000,000	1,026,148
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	400,000	524,908
6.500%	07/15/18	250,000	284,935
			2,171,780
Belgium — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	230,000	247,846

Canada — 1.2%
Conoco Funding Co.
7.250%	10/15/31	35,000	43,435
6.350%	10/15/11	70,000	74,670
Hydro Quebec
6.300%	05/11/11	60,000	62,823
OPTI Canada, Inc.
8.250%	12/15/14	5,000	4,350
7.875%	12/15/14	20,000	17,400
Province of Ontario Canada
4.000%	10/07/19	380,000	392,369
2.700%	06/16/15	490,000	494,186
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,584
6.375%	03/01/14	10,000	11,354
Sun Media Corp.
7.625%	02/15/13	10,000	10,000
Teck Resources, Ltd.
10.750%	05/15/19	15,000	18,380
10.250%	05/15/16	10,000	11,800
9.750%	05/15/14	10,000	11,818
			1,164,169

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
Cayman Islands — 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	$100,000	$96,749
Petrobras International Finance Co.
6.125%	10/06/16	90,000	95,543
5.750%	01/20/20	10,000	10,070
Systems 2001 AT LLC
6.664%(b)	09/15/13	256,201	271,573
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	192,864
			666,799
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	70,000	66,325
7.500%	05/15/15	25,000	23,812
			90,137
Germany — 0.9%
Kreditanstalt fuer Wiederaufbau
2.750%	10/21/14	610,000	624,968
Landwirtschaftliche Rentenbank
3.125%	07/15/15	250,000	258,231
			883,199
Luxembourg — 0.7%
FMC Finance III SA
6.875%	07/15/17	145,000	146,450
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,750
Telecom Italia Capital SA
6.999%	06/04/18	30,000	31,955
5.250%	10/01/15	210,000	211,942
5.250%	11/15/13	35,000	36,151
4.950%	09/30/14	40,000	40,080
Tyco International Finance SA
6.750%	02/15/11	80,000	82,961
6.000%	11/15/13	220,000	246,246
			811,535
Mexico — 0.4%
America Movil SAB de CV
5.625%	11/15/17	80,000	87,449
5.000%(b)	03/30/20	100,000	103,317
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	43,020
9.375%	05/01/12	2,000	2,050
Mexico Government International Bond MTN
6.750%	09/27/34	152,000	175,180
			411,016

	Maturity Date	Par	Value
Netherlands — 0.6%
Deutsche Telekom International Finance BV
5.750%	03/23/16	$195,000	$213,358
Koninklijke KPN NV
8.000%	10/01/10	230,000	233,665
Shell International Finance BV
4.375%	03/25/20	230,000	237,758
			684,781
Russia — 0.9%
Russia Federation
7.500%(e)	03/31/30	777,400	876,363

Switzerland — 0.3%
UBS AG MTN
3.875%	01/15/15	260,000	258,713

United Kingdom — 2.7%
Barclays Bank PLC
5.200%	07/10/14	200,000	211,070
5.000%	09/22/16	200,000	205,150
BP Capital Markets PLC
5.250%	11/07/13	270,000	248,199
3.875%	03/10/15	90,000	76,694
British Telecommunications PLC
9.125%(e)	12/15/10	140,000	144,791
Diageo Capital PLC
4.828%	07/15/20	390,000	413,689
Nationwide Building Society
2.500%	08/17/12	1,000,000	1,021,904
Royal Bank of Scotland Group PLC MTN
7.640%	09/29/17	100,000	57,250
6.400%	10/21/19	180,000	182,455
5.050%	01/08/15	60,000	56,038
5.000%	10/01/14	30,000	28,148
5.000%	11/12/13	60,000	58,220
4.875%	03/16/15	100,000	99,496
			2,803,104
Total Foreign Bonds (Cost $10,769,755)			11,069,442

MUNICIPAL BONDS — 0.5%
Kentucky Higher Education Student Loan Corp. RB (a)
1.450%	05/01/34	100,000	99,833
Municipal Electric Authority of Georgia RB
6.655%	04/01/57	40,000	38,583
6.637%	04/01/57	60,000	58,107

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

	Maturity Date	Par	Value
MUNICIPAL BONDS (continued)
North Texas Higher Education Authority RB (a)
1.460%	07/01/30	$215,000	$213,385
State of California, Build America Bonds GO
7.300%	10/01/39	100,000	104,109

Total Municipal Bonds (Cost $515,796)			514,017

Shares
PREFERRED STOCK — 0.2%
5,800	Citigroup Capital XII, 8.500%	144,942
14,850	Federal Home Loan Mortgage Corp., Series Z, 8.375%	5,049
500	Federal National Mortgage Association, Series O, 0.000%	300
10,775	Federal National Mortgage Association, Series S, 8.250%	3,664
2,000	Motors Liquidation Co., Series C Cnv †, 6.250%	13,600
6,250	Motors Liquidation Co., Series B Cnv †, 5.250%	42,125

Total Preferred Stock (Cost $974,010)		209,680

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
FHLB
1.039%(a)	09/16/14	480,000	480,592
FHLMC
0.750%(e)	08/19/10	2,080,000	2,080,320
0.750%(e)	10/29/10	800,000	800,966
0.750%(e)	10/12/10	800,000	800,324
2.020%	04/29/13	560,000	562,557
5.000%	02/16/17	650,000	741,875
9.193%(d)	03/15/31	1,170,000	443,090
FNMA
0.850%(e)	10/08/10	1,120,000	1,120,295
1.000%(e)	03/29/11	1,720,000	1,723,278
2.000%	04/15/13	810,000	818,145
5.000%	06/01/35	2,106,764	2,238,854
5.125%	01/02/14	500,000	549,870
5.250%	08/01/12	280,000	302,198
6.625%	11/15/30	490,000	637,225
7.568%(d)	10/09/19	920,000	568,762

Total U.S. Government & Agency Obligations (Cost $13,623,055)			13,868,351

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds
8.000%	11/15/21	3,310,000	4,813,998

	Maturity Date	Par	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.625%	02/15/40	$30,000	$33,722
4.500%	08/15/39	3,030,000	3,337,260
4.375%	05/15/40	150,000	162,234
U.S. Treasury Inflationary Protection Securities (g)
3.875%	04/15/29	330,000	587,274
3.625%	04/15/28	80,000	139,550
2.500%	01/15/29	1,015,000	1,164,865
1.750%	01/15/28	800,000	844,471
U.S. Treasury Note
1.375%	05/15/13	100,000	101,219
U.S. Treasury STRIPS
4.686%(d)	02/15/25	680,000	387,459
4.599%(d)	11/15/24	680,000	391,921

Total U.S. Treasury Obligations (Cost $11,135,217)			11,963,973

Shares
ESCROW SECURITY — 0.0%
10,000	CB Premiere Escrow Security † (h) (Cost $—)	—

Total Investments — 98.8% (Cost $105,468,175)		100,991,744

FORWARD COMMITMENT — 0.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FNMA TBA
6.000%	07/01/37	(100,000)	(108,453)
(Proceeds $108,309)

Other Assets & Liabilities, Net — 1.1%			1,143,145

NET ASSETS — 100.0%			$102,026,436

†	Non-income producing security.

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2010.

(b)
Security sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Security is in default on interest payments.

(d)	Zero Coupon Bond. The rate shown is the effective yield at time of purchase.

(e)	Step Bond - The rate shown is the effective yield on June 30, 2010. The coupon on a step bond changes on a specified date.

(f)	Foreign security denominated in U.S. currency.

(g)	Inflation protected security. Principal amount periodically adjusted for inflation.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

(h)	Security considered illiquid. The total value of such securities as of June 30, 2010 was $10,456 and represented less than 0.1% of Net Assets.

Cnv – Convertible

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

LLC – Limited Liability Company

LP – Limited Partnership

MTN – Medium Term Note

PIK – Payment-in-Kind

PLC – Public Limited Company

RB – Revenue Bond

STRIPS – Separately Traded Registered Interest and Principal Security

TBA – To Be Announced

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$3,167,202	$—		$3,167,202
Collateralized Mortgage Obligations	—	30,289,475	—		30,289,475
Corporate Bonds	—	29,909,604	—		29,909,604
Foreign Bonds	—	11,069,442	—		11,069,442
Municipal bonds	—	514,017	—		514,017
Preferred Stock	144,942	64,738	—		209,680
U.S. Government & Agency Obligations	—	13,868,351	—		13,868,351
U.S. Treasury Obligations	—	11,963,973	—		11,963,973
Escrow Security	—	—	—	††	—
Total Investments in Securities	$144,942	$100,846,802	$—		$100,991,744

Forward Commitment	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(108,453)	$—	$(108,453)

††	This security was categorized as Level 3 and had a market value of $0 as of June 30, 2010.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK — 99.7%
Consumer Discretionary — 19.1%
152	1-800-Flowers.com, Inc., Class A †	$313
1,182	99 Cents Only Stores †	17,494
599	AFC Enterprises, Inc. †	5,451
640	Ambassadors Group, Inc.	7,226
197	American Apparel, Inc. †	361
1,679	American Axle & Manufacturing Holdings, Inc. †	12,307
74	American Greetings Corp., Class A	1,388
551	American Public Education, Inc. †	24,079
153	America's Car-Mart, Inc. †	3,462
702	Amerigon, Inc. †	5,181
793	Ameristar Casinos, Inc.	11,943
1,636	AnnTaylor Stores Corp. †	26,618
801	Arbitron, Inc.	20,530
817	Asbury Automotive Group, Inc. †	8,611
410	Ballantyne Strong, Inc. †	2,968
255	Bebe Stores, Inc.	1,632
2,547	Belo Corp., Class A †	14,492
619	Big 5 Sporting Goods Corp.	8,134
4	Biglari Holdings, Inc. †	1,148
667	BJ's Restaurants, Inc. †	15,741
378	Blue Nile, Inc. †	17,796
50	Blyth, Inc.	1,703
127	Bon-Ton Stores, Inc. (The)	1,238
581	Bridgepoint Education, Inc. †	9,186
830	Brown Shoe Co., Inc.	12,599
2,462	Brunswick Corp.	30,603
761	Buckle, Inc. (The)	24,672
10,736	Buffalo Wild Wings, Inc. †	392,723
580	California Pizza Kitchen, Inc. †	8,787
424	Cambium Learning Group, Inc. †	1,526
2,788	Capella Education Co. †	226,804
232	Caribou Coffee Co., Inc. †	2,197
171	Carmike Cinemas, Inc. †	1,036
358	Carrols Restaurant Group, Inc. †	1,636
8,421	Carter's, Inc. †	221,051
1,066	Casual Male Retail Group, Inc. †	3,646
831	Cato Corp. (The), Class A	18,299
39	Cavco Industries, Inc. †	1,372
659	CEC Entertainment, Inc. †	23,236
1,822	Cheesecake Factory, Inc. (The) †	40,558
259	Cherokee, Inc.	4,429
725	Children's Place Retail Stores, Inc. (The) †	31,915
586	Christopher & Banks Corp.	3,627
58	Churchill Downs, Inc.	1,902
12,797	Cinemark Holdings, Inc.	168,281
447	Citi Trends, Inc. †	14,724
1,609	CKE Restaurants, Inc.	20,161
510	CKX, Inc. †	2,545
5,085	Coinstar, Inc. †	218,502
1,818	Coldwater Creek, Inc. †	6,108
1,298	Collective Brands, Inc. †	20,508
1,837	Cooper Tire & Rubber Co.	35,821
46	Core-Mark Holding Co., Inc. †	1,260
2,646	Corinthian Colleges, Inc. †	26,063
171	CPI Corp.	3,834
654	Cracker Barrel Old Country Store, Inc.	30,450
2,460	CROCS, Inc. †	26,027
129	Crown Media Holdings, Inc., Class A †	227
257	Culp, Inc. †	2,817
3,606	Dana Holding Corp. †	36,060
390	Deckers Outdoor Corp. †	55,719

Shares		Value
Consumer Discretionary (continued)
3,246	Denny's Corp. †	$8,440
161	Destination Maternity Corp. †	4,073
94	Dex One Corp. †	1,786
560	DineEquity, Inc. †	15,635
400	Domino's Pizza, Inc. †	4,520
324	Dorman Products, Inc. †	6,587
1,582	Dress Barn, Inc. (The) †	37,667
229	Drew Industries, Inc. †	4,626
2,930	Drugstore.com, Inc. †	9,025
399	DSW, Inc., Class A †	8,962
7,471	Eastman Kodak Co. †	32,424
150	Einstein Noah Restaurant Group, Inc. †	1,619
780	Empire Resorts, Inc. †	1,271
556	Entercom Communications Corp., Class A †	4,904
1,397	Entravision Communications Corp., Class A †	2,948
243	Ethan Allen Interiors, Inc.	3,400
537	Exide Technologies †	2,792
24,400	Express, Inc. †	399,428
493	Finish Line, Inc. (The), Class A	6,867
426	Fuel Systems Solutions, Inc. †	11,055
72	Genesco, Inc. †	1,894
443	G-III Apparel Group, Ltd. †	10,140
623	Global Sources, Ltd. †	4,884
9,057	Grand Canyon Education, Inc. †	212,206
155	Group 1 Automotive, Inc. †	3,647
7,874	Gymboree Corp. †	336,299
1,085	Harte-Hanks, Inc.	11,338
146	Hawk Corp., Class A †	3,716
373	hhgregg, Inc. †	8,698
862	Hibbett Sports, Inc. †	20,654
3,731	Home Inns & Hotels Management, Inc. ADR †	145,658
585	HOT Topic, Inc.	2,972
1,172	HSN, Inc. †	28,128
1,189	Interval Leisure Group, Inc. †	14,803
661	iRobot Corp. †	12,420
98	Isle of Capri Casinos, Inc. †	907
1,569	Jack in the Box, Inc. †	30,517
1,705	Jamba, Inc. †	3,632
785	Jo-Ann Stores, Inc. †	29,445
1,242	Joe's Jeans, Inc. †	2,459
552	JOS A Bank Clothiers, Inc. †	29,802
751	K12, Inc. †	16,657
78	Kenneth Cole Productions, Inc., Class A †	859
6,223	Kirkland's, Inc. †	105,013
811	Knology, Inc. †	8,864
1,965	Krispy Kreme Doughnuts, Inc. †	6,622
402	K-Swiss, Inc., Class A †	4,515
138	Lacrosse Footwear, Inc.	2,324
171	La-Z-Boy, Inc. †	1,271
829	Leapfrog Enterprises, Inc., Class A †	3,332
184	Learning Tree International, Inc. †	1,996
1,291	Lee Enterprises, Inc. †	3,318
1,038	Life Time Fitness, Inc. †	32,998
485	Lincoln Educational Services Corp. †	9,986
1,363	Lions Gate Entertainment Corp. †	9,514
2,802	Liz Claiborne, Inc. †	11,824
233	LodgeNet Interactive Corp. †	864

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
656	Lumber Liquidators Holdings, Inc. †	$15,304
642	Maidenform Brands, Inc. †	13,071
298	Marine Products Corp. †	1,687
773	Martha Stewart Living Omnimedia, Class A †	3,803
912	Matthews International Corp., Class A	26,703
1,683	McClatchy Co. (The), Class A †	6,126
186	McCormick & Schmick's Seafood Restaurants, Inc. †	1,388
140	Media General, Inc., Class A †	1,366
477	Midas, Inc. †	3,659
83	Monarch Casino & Resort, Inc. †	841
591	Monro Muffler Brake, Inc.	23,362
244	Morgans Hotel Group Co. †	1,503
215	Multimedia Games, Inc. †	967
11,820	National American University Holdings, Inc.	102,952
1,210	National CineMedia, Inc.	20,159
144	National Presto Industries, Inc.	13,372
12,190	NutriSystem, Inc.	279,639
1,035	OfficeMax, Inc. †	13,517
519	Orbitz Worldwide, Inc. †	1,977
446	Overstock.com, Inc. †	8,059
409	Oxford Industries, Inc.	8,560
500	Papa John's International, Inc. †	11,560
351	Peet's Coffee & Tea, Inc. †	13,784
474	Penske Automotive Group, Inc. †	5,385
694	PetMed Express, Inc.	12,353
698	PF Chang's China Bistro, Inc.	27,676
2,916	Pier 1 Imports, Inc. †	18,692
244	Pinnacle Entertainment, Inc. †	2,308
453	Playboy Enterprises, Inc., Class B †	1,903
936	Polaris Industries, Inc.	51,124
1,437	Pool Corp.	31,499
235	Pre-Paid Legal Services, Inc. †	10,690
25	PRIMEDIA, Inc.	73
470	Princeton Review, Inc. †	1,090
1,068	RCN Corp. †	15,817
142	ReachLocal, Inc. †	1,842
280	Rentrak Corp. †	6,812
657	Retail Ventures, Inc. †	5,138
246	RG Barry Corp.	2,713
417	Rue21, Inc. †	12,652
898	Ruth's Hospitality Group, Inc. †	3,754
2,437	Sally Beauty Holdings, Inc. †	19,983
929	Scientific Games Corp., Class A †	8,547
570	Sealy Corp. †	1,522
1,300	Select Comfort Corp. †	11,375
52	Shoe Carnival, Inc. †	1,067
1,611	Shuffle Master, Inc. †	12,904
9,105	Shutterfly, Inc. †	218,156
5,543	Skechers U.S.A., Inc., Class A †	202,430
1,786	Smith & Wesson Holding Corp. †	7,305
205	Sonic Automotive, Inc., Class A †	1,755
1,770	Sonic Corp. †	13,717
9,688	Sotheby's	221,565
88	Sport Supply Group, Inc.	1,184
143	Standard Motor Products, Inc.	1,154
382	Stein Mart, Inc. †	2,380
4,059	Steiner Leisure, Ltd. †	156,028
733	Steven Madden, Ltd. †	23,104
440	Stoneridge, Inc. †	3,340
606	Sturm Ruger & Co., Inc.	8,684
318	Summer Infant, Inc. †	2,083
167	Superior Industries International, Inc.	2,244

Shares		Value
Consumer Discretionary (continued)
361	SuperMedia, Inc. †	$6,603
264	Systemax, Inc.	3,978
1,745	Talbots, Inc. †	17,991
8,622	Tempur-Pedic International, Inc. †	265,126
1,661	Tenneco, Inc. †	34,981
1,712	Texas Roadhouse, Inc., Class A †	21,605
888	Timberland Co. (The), Class A †	14,341
760	True Religion Apparel, Inc. †	16,773
4,501	Ulta Salon Cosmetics & Fragrance, Inc. †	106,494
1,050	Under Armour, Inc., Class A †	34,787
174	Universal Electronics, Inc. †	2,894
629	Universal Technical Institute, Inc. †	14,870
386	US Auto Parts Network, Inc. †	2,316
1,473	Valassis Communications, Inc. †	46,724
46	Value Line, Inc.	834
422	Vitacost.com, Inc. †	3,794
455	Vitamin Shoppe, Inc. †	11,671
578	Volcom, Inc. †	10,733
5,262	Warnaco Group, Inc. (The) †	190,169
412	Warner Music Group Corp. †	2,002
158	Westwood One, Inc. †	1,560
2,337	Wet Seal, Inc. (The), Class A †	8,530
116	Weyco Group, Inc.	2,643
70	Winmark Corp.	2,343
828	Winnebago Industries, Inc. †	8,230
1,490	Wolverine World Wide, Inc.	37,578
576	World Wrestling Entertainment, Inc., Class A	8,963
644	Zumiez, Inc. †	10,375
		6,237,247
Consumer Staples — 3.9%
43	Alico, Inc.	988
197	American Italian Pasta Co., Class A †	10,415
41	Arden Group, Inc., Class A	3,603
755	B&G Foods, Inc., Class A	8,139
2,125	Boston Beer Co., Inc., Class A †	143,332
355	Calavo Growers, Inc.	6,376
388	Cal-Maine Foods, Inc.	12,389
641	Casey's General Stores, Inc.	22,371
199	Cellu Tissue Holdings, Inc. †	1,546
125	Coca-Cola Bottling Co. Consolidated	5,990
1,952	Darling International, Inc. †	14,660
3,749	Diamond Foods, Inc.	154,084
17	Farmer Bros Co.	257
515	Female Health Co. (The)	2,673
281	Great Atlantic & Pacific Tea Co. †	1,096
22,229	Green Mountain Coffee Roasters, Inc. †	571,285
2,486	Heckmann Corp. †	11,535
412	Inter Parfums, Inc.	5,863
405	J&J Snack Foods Corp.	17,050
582	Lancaster Colony Corp.	31,056
790	Lance, Inc.	13,027
165	Lifeway Foods, Inc. †	1,607
232	Limoneira Co.	5,048
403	Medifast, Inc. †	10,442
333	National Beverage Corp.	4,089
222	Nature's Sunshine Products, Inc.	1,858
1,487	Nu Skin Enterprises, Inc., Class A	37,071
89	Pantry, Inc. (The) †	1,256
611	Pilgrim's Pride Corp. †	4,014
477	Pricesmart, Inc.	11,081
166	Revlon, Inc., Class A †	1,852
1,311	Rite Aid Corp. †	1,285
658	Ruddick Corp.	20,391

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Consumer Staples (continued)
619	Sanderson Farms, Inc.	$31,408
51	Schiff Nutrition International, Inc.	363
945	Smart Balance, Inc. †	3,865
2,574	Star Scientific, Inc. †	4,221
39	Susser Holdings Corp. †	460
541	Synutra International, Inc. †	8,748
664	Tootsie Roll Industries, Inc.	15,704
1,303	United Natural Foods, Inc. †	38,933
182	USANA Health Sciences, Inc. †	6,648
906	Vector Group, Ltd.	15,239
101	Village Super Market, Inc., Class A	2,651
468	WD-40 Co.	15,631
		1,281,600
Energy — 4.1%
724	Abraxas Petroleum Corp. †	2,027
1,413	American Oil & Gas, Inc. †	8,874
311	Apco Oil and Gas International, Inc.	7,312
1,185	Arena Resources, Inc. †	37,801
9,101	Atlas Energy, Inc. †	246,364
2,104	Boots & Coots, Inc. †	6,207
924	BPZ Resources, Inc. †	3,835
14,012	Brigham Exploration Co. †	215,505
819	Callon Petroleum Co. †	5,160
1,355	CAMAC Energy, Inc. †	5,054
569	CARBO Ceramics, Inc.	41,076
950	Carrizo Oil & Gas, Inc. †	14,753
587	Cheniere Energy, Inc. †	1,655
149	Clayton Williams Energy, Inc. †	6,276
1,185	Clean Energy Fuels Corp. †	17,704
202	Cloud Peak Energy, Inc. †	2,679
252	Contango Oil & Gas Co. †	11,277
1,010	Dril-Quip, Inc. †	44,460
3,629	Endeavour International Corp. †	3,847
1,411	Energy XXI Bermuda, Ltd. †	22,266
433	Evolution Petroleum Corp. †	2,169
1,420	FX Energy, Inc. †	5,140
151	Golar LNG, Ltd.	1,490
8,549	Goodrich Petroleum Corp. †	102,588
817	Gulfport Energy Corp. †	9,690
107	Hallador Energy Co. †	958
511	Houston American Energy Corp.	5,038
3,563	ION Geophysical Corp. †	12,399
37	Isramco, Inc. †	1,746
702	James River Coal Co. †	11,176
215	Key Energy Services, Inc. †	1,974
3,177	Kodiak Oil & Gas Corp. †	10,135
472	L&L Energy, Inc. †	4,059
894	Lufkin Industries, Inc.	34,857
1,370	Magnum Hunter Resources Corp. †	5,973
130	Matrix Service Co. †	1,210
2,503	McMoRan Exploration Co. †	27,808
191	Newpark Resources, Inc. †	1,156
1,320	Northern Oil and Gas, Inc. †	16,949
8,628	Oasis Petroleum, Inc. †	125,106
108	OYO Geospace Corp. †	5,236
244	Panhandle Oil and Gas, Inc., Class A	6,449
370	Petroquest Energy, Inc. †	2,501
1,473	RAM Energy Resources, Inc. †	3,049
6,111	Rentech, Inc. †	6,050
104	Resolute Energy Corp. †	1,273
214	Rex Energy Corp. †	2,161
8,222	Rosetta Resources, Inc. †	162,878
865	RPC, Inc.	11,807
303	Scorpio Tankers, Inc. †	3,469

Shares		Value
Energy (continued)
95	Stone Energy Corp. †	$1,060
2,122	Syntroleum Corp. †	3,480
402	Tetra Technologies, Inc. †	3,650
4,121	TransAtlantic Petroleum, Ltd. †	13,064
1,831	Uranium Energy Corp. †	4,321
124	Vaalco Energy, Inc.	694
137	Venoco, Inc. †	2,256
206	W&T Offshore, Inc.	1,949
399	Warren Resources, Inc. †	1,157
1,088	World Fuel Services Corp.	28,223
		1,350,480
Financials — 5.3%
247	Acadia Realty Trust	4,154
344	Advance America Cash Advance Centers, Inc.	1,421
42	Alexander's, Inc.	12,723
37	Arrow Financial Corp.	855
713	Artio Global Investors, Inc., Class A	11,223
496	Associated Estates Realty Corp.	6,423
29	Bank of the Ozarks, Inc.	1,029
1,655	BGC Partners, Inc., Class A	8,457
73	Bridge Bancorp, Inc.	1,772
780	Cardtronics, Inc. †	10,109
272	Cash America International, Inc.	9,321
529	CNO Financial Group, Inc. †	2,619
415	Cohen & Steers, Inc.	8,607
168	CompuCredit Holdings Corp.	665
541	Crawford & Co., Class B †	1,710
189	Credit Acceptance Corp. †	9,235
67	Diamond Hill Investment Group, Inc.	3,798
12,557	Dollar Financial Corp. †	248,503
805	Duff & Phelps Corp., Class A	10,167
468	DuPont Fabros Technology, Inc.	11,494
379	EastGroup Properties, Inc.	13,485
758	eHealth, Inc. †	8,618
273	Encore Capital Group, Inc. †	5,627
377	Epoch Holding Corp.	4,626
505	Equity Lifestyle Properties, Inc.	24,356
147	Equity One, Inc.	2,293
9,228	Evercore Partners, Inc., Class A	215,474
1,304	Ezcorp, Inc., Class A †	24,189
907	FelCor Lodging Trust, Inc. †	4,526
366	Financial Engines, Inc. †	4,978
183	First American Financial Corp.	2,320
895	First Cash Financial Services, Inc. †	19,511
283	First Financial Bankshares, Inc.	13,609
144	GAMCO Investors, Inc., Class A	5,357
284	Getty Realty Corp.	6,364
1,285	GFI Group, Inc.	7,170
1,195	Gleacher & Co., Inc. †	3,047
14	Heritage Financial Group	152
353	HFF, Inc., Class A †	2,496
362	Home Properties, Inc.	16,315
134	Investors Bancorp, Inc. †	1,758
47	JMP Group, Inc.	291
710	KBW, Inc. †	15,222
552	Kennedy-Wilson Holdings, Inc. †	5,575
2,625	Ladenburg Thalmann Financial Services, Inc. †	3,281
196	Life Partners Holdings, Inc.	4,010
128	LTC Properties, Inc.	3,107
852	MarketAxess Holdings, Inc.	11,749
548	Mid-America Apartment Communities, Inc.	28,206

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Financials (continued)
297	National Health Investors, Inc.	$11,452
81	Nelnet, Inc., Class A	1,562
66	NewStar Financial, Inc. †	420
519	Omega Healthcare Investors, Inc.	10,344
1,264	optionsXpress Holdings, Inc. †	19,895
410	Oritani Financial Corp.	4,095
6,153	Portfolio Recovery Associates, Inc. †	410,897
625	Potlatch Corp.	22,331
113	PS Business Parks, Inc.	6,303
262	Pzena Investment Management, Inc., Class A	1,669
441	Rodman & Renshaw Capital Group, Inc. †	1,261
63	S.Y. Bancorp, Inc.	1,448
77	Safeguard Scientifics, Inc. †	813
136	Saul Centers, Inc.	5,526
6,771	Signature Bank †	257,366
886	Stifel Financial Corp. †	38,444
995	Strategic Hotels & Resorts, Inc. †	4,368
99	Suffolk Bancorp	3,063
678	Tanger Factory Outlet Centers	28,056
170	Tejon Ranch Co. †	3,924
1	Teton Advisors, Inc., Class A †	9
366	Thomas Weisel Partners Group, Inc. †	2,156
638	Tower Group, Inc.	13,736
291	TradeStation Group, Inc. †	1,964
222	Trustco Bank Corp.	1,243
172	Universal Health Realty Income Trust	5,526
83	Urstadt Biddle Properties, Inc., Class A	1,339
137	ViewPoint Financial Group	1,897
136	Virtus Investment Partners, Inc. †	2,546
440	Washington Real Estate Investment Trust	12,140
408	Westamerica Bancorporation	21,428
171	Westwood Holdings Group, Inc.	6,011
230	World Acceptance Corp. †	8,811
		1,734,040
Health Care — 22.3%
665	Abaxis, Inc. †	14,251
935	ABIOMED, Inc. †	9,051
903	Accelrys, Inc. †	5,824
331	Accretive Health, Inc. †	4,379
1,529	Accuray, Inc. †	10,137
1,162	Acorda Therapeutics, Inc. †	36,150
277	Acura Pharmaceuticals, Inc. †	695
582	Affymax, Inc. †	3,480
473	Affymetrix, Inc. †	2,791
410	AGA Medical Holdings, Inc. †	5,203
7,062	Air Methods Corp. †	210,094
1,894	Akorn, Inc. †	5,625
1,123	Alexza Pharmaceuticals, Inc. †	3,055
1,781	Align Technology, Inc. †	26,483
195	Alimera Sciences, Inc. †	1,451
664	Alkermes, Inc. †	8,267
823	Alliance HealthCare Services, Inc. †	3,325
229	Allied Healthcare International, Inc. †	531
2,406	Allos Therapeutics, Inc. †	14,749
245	Almost Family, Inc. †	8,558
1,098	Alnylam Pharmaceuticals, Inc. †	16,492
1,191	Alphatec Holdings, Inc. †	5,526
633	AMAG Pharmaceuticals, Inc. †	21,744
835	Amedisys, Inc. †	36,715
281	America Service Group, Inc.	4,833
37	American Dental Partners, Inc. †	448
2,265	American Medical Systems Holdings, Inc. †	50,102

Shares		Value
Health Care (continued)
282	AMERIGROUP Corp. †	$9,159
515	AMN Healthcare Services, Inc. †	3,852
283	Analogic Corp.	12,879
2,031	Antares Pharma, Inc. †	3,574
182	Anthera Pharmaceuticals, Inc. †	975
711	Aoxing Pharmaceutical Co., Inc. †	2,318
421	Ardea Biosciences, Inc. †	8,656
3,032	Arena Pharmaceuticals, Inc. †	9,308
3,247	Ariad Pharmaceuticals, Inc. †	9,157
1,230	Arqule, Inc. †	5,289
1,612	Array Biopharma, Inc. †	4,917
751	Arthrocare Corp. †	23,018
1,114	AspenBio Pharma, Inc. †	1,092
1,001	athenahealth, Inc. †	26,156
52	Atrion Corp.	7,023
1,588	ATS Medical, Inc. †	6,304
1,278	Auxilium Pharmaceuticals, Inc. †	30,033
2,041	AVANIR Pharmaceuticals, Inc., Class A †	5,245
276	AVEO Pharmaceuticals, Inc. †	1,951
3,392	AVI BioPharma, Inc. †	5,461
871	BioCryst Pharmaceuticals, Inc. †	5,148
456	Biodel, Inc. †	1,724
421	BioMimetic Therapeutics, Inc. †	4,681
722	Bio-Reference Labs, Inc. †	16,007
1,840	Biosante Pharmaceuticals, Inc. †	3,238
893	BioScrip, Inc. †	4,679
123	Biospecifics Technologies Corp. †	2,445
611	Biotime, Inc. †	3,764
251	BMP Sunstone Corp. †	1,293
2,135	Bruker Corp. †	25,962
837	Cadence Pharmaceuticals, Inc. †	5,867
1,276	Caliper Life Sciences, Inc. †	5,448
132	Caraco Pharmaceutical Laboratories, Ltd. †	623
257	CardioNet, Inc. †	1,408
1,136	Catalyst Health Solutions, Inc. †	39,192
232	Celera Corp. †	1,520
859	Celldex Therapeutics, Inc. †	3,917
1,784	Cepheid, Inc. †	28,580
1,121	Cerus Corp. †	3,542
1,115	Chelsea Therapeutics International, Inc. †	3,267
687	Chemed Corp.	37,538
197	Chindex International, Inc. †	2,468
1,637	Clarient, Inc. †	5,042
322	Clinical Data, Inc. †	4,006
183	Codexis, Inc. †	1,603
1,917	Combinatorx, Inc. †	2,780
294	Computer Programs & Systems, Inc.	12,030
934	Conceptus, Inc. †	14,552
831	Continucare Corp. †	2,784
741	Corcept Therapeutics, Inc. †	2,312
211	Corvel Corp. †	7,130
176	CryoLife, Inc. †	949
1,758	Cubist Pharmaceuticals, Inc. †	36,215
377	Cumberland Pharmaceuticals, Inc. †	2,420
2,142	Curis, Inc. †	2,977
27	Cutera, Inc. †	249
838	Cyberonics, Inc. †	19,844
261	Cypress Bioscience, Inc. †	600
1,462	Cytokinetics, Inc. †	3,465
1,236	Cytori Therapeutics, Inc. †	4,301
1,012	Delcath Systems, Inc. †	6,416
1,718	Depomed, Inc. †	4,810
1,711	DexCom, Inc. †	19,779
532	Dionex Corp. †	39,613

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Health Care (continued)
2,772	Durect Corp. †	$6,736
3,045	Dyax Corp. †	6,912
2,057	Dynavax Technologies Corp. †	3,826
1,724	Eclipsys Corp. †	30,756
555	Emergent Biosolutions, Inc. †	9,069
599	Emeritus Corp. †	9,770
1,469	Endologix, Inc. †	6,655
374	Ensign Group, Inc. (The)	6,178
809	Enzo Biochem, Inc. †	3,293
1,063	Enzon Pharmaceuticals, Inc. †	11,321
1,424	eResearchTechnology, Inc. †	11,221
522	Eurand NV †	5,058
2,347	ev3, Inc. †	52,596
1,015	Exact Sciences Corp. †	4,466
178	Exactech, Inc. †	3,040
1,979	Exelixis, Inc. †	6,867
227	Furiex Pharmaceuticals, Inc. †	2,306
479	Genomic Health, Inc. †	6,193
574	Genoptix, Inc. †	9,873
288	Gentiva Health Services, Inc. †	7,779
2,852	Geron Corp. †	14,317
761	Haemonetics Corp. †	40,729
2,137	Halozyme Therapeutics, Inc. †	15,044
11,369	Hanger Orthopedic Group, Inc. †	204,187
1,284	Hansen Medical, Inc. †	2,735
784	Health Grades, Inc. †	4,704
2,685	Healthsouth Corp. †	50,236
1,025	HealthTronics, Inc. †	4,951
276	HeartWare International, Inc. †	19,339
260	Hi-Tech Pharmacal Co., Inc. †	5,957
7,033	HMS Holdings Corp. †	381,329
124	ICU Medical, Inc. †	3,989
920	Idenix Pharmaceuticals, Inc. †	4,600
2,113	Immucor, Inc. †	40,253
2,026	Immunogen, Inc. †	18,781
2,197	Immunomedics, Inc. †	6,789
1,710	Impax Laboratories, Inc. †	32,644
2,633	Incyte Corp., Ltd. †	29,147
254	Infinity Pharmaceuticals, Inc. †	1,501
1,415	Inhibitex, Inc. †	3,608
1,458	Inovio Pharmaceuticals, Inc. †	1,487
1,796	Inspire Pharmaceuticals, Inc. †	8,962
1,130	Insulet Corp. †	17,006
610	Integra LifeSciences Holdings Corp. †	22,570
1,388	InterMune, Inc. †	12,978
101	Invacare Corp.	2,095
971	inVentiv Health, Inc. †	24,858
14,798	IPC The Hospitalist Co., Inc. †	371,430
490	IRIS International, Inc. †	4,969
532	Ironwood Pharmaceuticals, Inc., Class A †	6,341
2,832	Isis Pharmaceuticals, Inc. †	27,102
408	Jazz Pharmaceuticals, Inc. †	3,195
28	Kendle International, Inc. †	323
215	Kensey Nash Corp. †	5,098
1,450	Keryx Biopharmaceuticals, Inc. †	5,307
276	Landauer, Inc.	16,803
103	Lannett Co., Inc. †	471
563	LCA-Vision, Inc. †	3,119
2,106	Lexicon Pharmaceuticals, Inc. †	2,696
469	LHC Group, Inc. †	13,015
3,832	Ligand Pharmaceuticals, Inc., Class B †	5,595
6,079	Lincare Holdings, Inc.	197,628
1,139	Luminex Corp. †	18,475
748	MAKO Surgical Corp. †	9,313
1,792	MannKind Corp. †	11,451

Shares		Value
Health Care (continued)
412	MAP Pharmaceuticals, Inc. †	$5,405
1,561	Masimo Corp.	37,167
156	Maxygen, Inc. †	863
6,795	MedAssets, Inc. †	156,829
917	Medicines Co. (The) †	6,978
543	Medidata Solutions, Inc. †	8,411
977	Medivation, Inc. †	8,637
330	MedQuist, Inc.	2,610
600	MELA Sciences, Inc. †	4,464
1,542	Merge Healthcare, Inc. †	4,518
1,225	Meridian Bioscience, Inc.	20,825
782	Merit Medical Systems, Inc. †	12,567
757	Metabolix, Inc. †	10,833
1,187	Metropolitan Health Networks, Inc. †	4,428
7,347	Micromet, Inc. †	45,845
483	Micrus Endovascular Corp. †	10,042
217	Molina Healthcare, Inc. †	6,250
1,205	Momenta Pharmaceuticals, Inc. †	14,773
367	MWI Veterinary Supply, Inc. †	18,445
1,343	Nabi Biopharmaceuticals †	7,306
521	Nanosphere, Inc. †	2,272
57	National Research Corp.	1,374
847	Natus Medical, Inc. †	13,798
10,281	Nektar Therapeutics †	124,400
675	Neogen Corp. †	17,584
761	Neostem, Inc. †	1,393
1,216	Neuralstem, Inc. †	3,040
1,468	Neurocrine Biosciences, Inc. †	8,221
326	NeurogesX, Inc. †	2,161
2,553	Novavax, Inc. †	5,540
1,768	NPS Pharmaceuticals, Inc. †	11,386
9,967	NuVasive, Inc. †	353,430
687	NxStage Medical, Inc. †	10,195
488	Nymox Pharmaceutical Corp. †	1,523
511	Obagi Medical Products, Inc. †	6,040
925	Odyssey HealthCare, Inc. †	24,716
551	Omeros Corp. †	4,088
921	Omnicell, Inc. †	10,766
6,207	Onyx Pharmaceuticals, Inc. †	134,009
2,607	Opko Health, Inc. †	5,892
997	Optimer Pharmaceuticals, Inc. †	9,242
1,436	OraSure Technologies, Inc. †	6,649
872	Orexigen Therapeutics, Inc. †	3,662
5,206	Orthofix International NV †	166,852
2,225	Orthovita, Inc. †	4,517
570	Osiris Therapeutics, Inc. †	3,312
1,504	Owens & Minor, Inc.	42,684
1,157	Pain Therapeutics, Inc. †	6,433
328	Palomar Medical Technologies, Inc. †	3,670
29,139	Parexel International Corp. †	631,734
214	PDI, Inc. †	1,772
3,574	PDL BioPharma, Inc.	20,086
1,470	Peregrine Pharmaceuticals, Inc. †	3,160
1,073	Pharmacyclics, Inc. †	7,146
871	Pharmasset, Inc. †	23,813
446	PharMerica Corp. †	6,538
1,221	Phase Forward, Inc. †	20,366
890	Pozen, Inc. †	6,239
664	Progenics Pharmaceuticals, Inc. †	3,639
144	Prospect Medical Holdings, Inc. †	871
359	Providence Service Corp. (The) †	5,026
1,736	PSS World Medical, Inc. †	36,716
1,230	Psychiatric Solutions, Inc. †	40,246
1,014	Pure Bioscience †	2,423
592	Quality Systems, Inc.	34,330

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Health Care (continued)
11,520	Questcor Pharmaceuticals, Inc. †	$117,619
669	Quidel Corp. †	8,490
192	RehabCare Group, Inc. †	4,182
1,639	Rigel Pharmaceuticals, Inc. †	11,801
341	Rochester Medical Corp. †	3,222
135	RTI Biologics, Inc. †	395
547	Rural/Metro Corp. †	4,453
1,714	Salix Pharmaceuticals, Ltd. †	66,897
1,374	Sangamo Biosciences, Inc. †	5,097
1,739	Santarus, Inc. †	4,313
2,019	Savient Pharmaceuticals, Inc. †	25,439
1,191	Sciclone Pharmaceuticals, Inc. †	3,168
10,109	Seattle Genetics, Inc. †	121,207
475	SenoRx, Inc. †	5,215
1,861	Sequenom, Inc. †	10,998
882	SIGA Technologies, Inc. †	6,791
969	Sirona Dental Systems, Inc. †	33,760
544	Solta Medical, Inc. †	1,034
359	Somanetics Corp. †	8,957
816	Somaxon Pharmaceuticals, Inc. †	2,938
467	SonoSite, Inc. †	12,660
1,070	Spectranetics Corp. †	5,543
1,425	Spectrum Pharmaceuticals, Inc. †	5,586
992	Staar Surgical Co. †	5,674
3,488	StemCells, Inc. †	3,279
863	Stereotaxis, Inc. †	2,856
1,703	STERIS Corp.	52,929
30	Sucampo Pharmaceuticals, Inc., Class A †	106
1,588	Sunrise Senior Living, Inc. †	4,415
228	SuperGen, Inc. †	461
326	SurModics, Inc. †	5,350
3,386	SXC Health Solutions Corp. †	248,025
250	Syneron Medical, Ltd. †	2,570
393	Synovis Life Technologies, Inc. †	6,005
677	Synta Pharmaceuticals Corp. †	1,828
667	Targacept, Inc. †	12,893
454	Team Health Holdings, Inc. †	5,866
1,877	Theravance, Inc. †	23,594
6,340	Thoratec Corp. †	270,908
720	TomoTherapy, Inc. †	2,290
213	Transcend Services, Inc. †	2,876
126	Transcept Pharmaceuticals, Inc. †	1,050
286	U.S. Physical Therapy, Inc. †	4,828
1,363	Unilife Corp. †	7,933
907	Vanda Pharmaceuticals, Inc. †	5,995
8,927	Vascular Solutions, Inc. †	111,587
1,608	Vical, Inc. †	4,985
214	Virtual Radiologic Corp. †	3,672
337	Vital Images, Inc. †	4,297
2,436	Vivus, Inc. †	23,386
1,482	Volcano Corp. †	32,337
1,002	West Pharmaceutical Services, Inc.	36,563
794	Wright Medical Group, Inc. †	13,188
821	XenoPort, Inc. †	8,054
64	Young Innovations, Inc.	1,802
1,393	ZIOPHARM Oncology, Inc. †	4,430
25,261	Zoll Medical Corp. †	684,573
1,579	Zymogenetics, Inc. †	6,663
		7,260,739
Industrials — 16.4%
545	3D Systems Corp. †	6,840
2,027	A123 Systems, Inc. †	19,115
371	AAON, Inc.	8,648
421	ABM Industries, Inc.	8,820

Shares		Value
Industrials (continued)
1,010	Acacia Research-Acacia Technologies †	$14,372
1,962	Actuant Corp., Class A	36,944
7,713	Acuity Brands, Inc.	280,599
653	Administaff, Inc.	15,777
1,183	Advanced Battery Technologies, Inc. †	3,880
465	Advisory Board Co. (The) †	19,976
5,760	Aegean Marine Petroleum Network, Inc.	115,085
496	Aerovironment, Inc. †	10,778
69	Alaska Air Group, Inc. †	3,102
151	Albany International Corp., Class A	2,445
458	Allegiant Travel Co., Class A	19,552
761	Altra Holdings, Inc. †	9,908
282	American Reprographics Co. †	2,462
270	American Science & Engineering, Inc.	20,577
1,347	American Superconductor Corp. †	35,951
37	Ampco-Pittsburgh Corp.	771
628	AO Smith Corp.	30,263
840	APAC Customer Services, Inc. †	4,788
2,253	Applied Energetics, Inc. †	2,321
1,178	Applied Industrial Technologies, Inc.	29,827
219	Applied Signal Technology, Inc.	4,303
60	Argan, Inc. †	626
2,633	ArvinMeritor, Inc. †	34,492
261	Astronics Corp. †	4,270
265	ATC Technology Corp. †	4,272
2,997	Avis Budget Group, Inc. †	29,431
354	AZZ, Inc.	13,017
446	Badger Meter, Inc.	17,256
1,246	Baldor Electric Co.	44,956
1,193	Barnes Group, Inc.	19,553
159	Barrett Business Services, Inc.	1,972
1,354	Beacon Roofing Supply, Inc. †	24,399
1,301	Belden, Inc.	28,622
1,368	Blount International, Inc. †	14,049
349	BlueLinx Holdings, Inc. †	918
844	Bowne & Co., Inc.	9,470
870	Briggs & Stratton Corp.	14,807
1,126	Brink's Co. (The)	21,428
1,068	Broadwind Energy, Inc. †	2,990
364	Builders FirstSource, Inc. †	873
112	CAI International, Inc. †	1,333
6,798	Capstone Turbine Corp. †	6,662
726	Casella Waste Systems, Inc., Class A †	2,773
814	CBIZ, Inc. †	5,177
47	CDI Corp.	730
389	Celadon Group, Inc. †	5,500
1,620	Cenveo, Inc. †	8,878
1,354	CLARCOR, Inc.	48,094
674	Clean Harbors, Inc. †	44,760
231	Coleman Cable, Inc. †	1,303
694	Colfax Corp. †	7,225
261	Consolidated Graphics, Inc. †	11,286
1,030	Corporate Executive Board Co. (The)	27,058
620	CoStar Group, Inc. †	24,056
90	CRA International, Inc. †	1,695
245	Cubic Corp.	8,913
1,405	Deluxe Corp.	26,344
737	Diamond Management & Technology Consultants, Inc., Class A	7,598
805	DigitalGlobe, Inc. †	21,172
475	Dolan Co. (The) †	5,282
796	Dollar Thrifty Automotive Group, Inc. †	33,918
238	DXP Enterprises, Inc. †	3,725
138	Dynamex, Inc. †	1,684
193	Dynamic Materials Corp.	3,096

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Industrials (continued)
31	DynCorp International, Inc., Class A †	$543
1,601	Ener1, Inc. †	5,411
1,142	Energy Recovery, Inc. †	4,568
583	EnerNOC, Inc. †	18,330
389	EnerSys †	8,313
157	Ennis, Inc.	2,357
244	EnPro Industries, Inc. †	6,869
396	Exponent, Inc. †	12,957
1,081	Flow International Corp. †	2,551
840	Forward Air Corp.	22,890
336	Franklin Covey Co. †	2,184
597	Franklin Electric Co., Inc.	17,206
1,791	FuelCell Energy, Inc. †	2,113
809	Furmanite Corp. †	3,212
321	GenCorp, Inc. †	1,406
209	Generac Holdings, Inc. †	2,928
1,158	Genessee & Wyoming, Inc., Class A †	43,205
1,048	Geo Group, Inc. (The) †	21,746
658	GeoEye, Inc. †	20,490
60	Global Defense Technology & Systems, Inc. †	766
365	Gorman-Rupp Co. (The)	9,143
136	GP Strategies Corp. †	987
3,449	GrafTech International, Ltd. †	50,424
298	Graham Corp.	4,467
685	Great Lakes Dredge & Dock Corp.	4,110
550	Hawaiian Holdings, Inc. †	2,843
1,319	Healthcare Services Group, Inc.	24,995
1,482	Heartland Express, Inc.	21,519
882	HEICO Corp.	31,681
47	Heidrick & Struggles International, Inc.	1,073
1,700	Herman Miller, Inc.	32,079
2,491	Hexcel Corp. †	38,635
7,065	Higher One Holdings, Inc. †	102,443
234	Hill International, Inc. †	950
1,332	HNI Corp.	36,750
521	Houston Wire & Cable Co.	5,653
9,095	HUB Group, Inc., Class A †	272,941
918	Hudson Highland Group, Inc. †	4,039
279	Huron Consulting Group, Inc. †	5,415
189	ICF International, Inc. †	4,523
12,568	IDEX Corp.	359,068
738	II-VI, Inc. †	21,867
667	Innerworkings, Inc. †	4,556
941	Insituform Technologies, Inc., Class A †	19,271
1,511	Interface, Inc., Class A	16,228
88	Interline Brands, Inc. †	1,521
789	John Bean Technologies Corp.	12,032
99	Kadant, Inc. †	1,725
459	Kaman Corp.	10,153
930	Kaydon Corp.	30,560
15,021	Kelly Services, Inc., Class A †	223,362
863	Kforce, Inc. †	11,003
1,750	Knight Transportation, Inc.	35,420
1,406	Knoll, Inc.	18,686
93	Korn/Ferry International †	1,293
334	LaBarge, Inc. †	3,811
398	Lindsay Corp.	12,613
133	Marten Transport, Ltd. †	2,764
286	McGrath Rentcorp	6,515
69	Met-Pro Corp.	742
61	Michael Baker Corp. †	2,129
4,804	Middleby Corp. †	255,525
607	Mine Safety Appliances Co.	15,041
424	Mistras Group, Inc. †	4,545

Shares		Value
Industrials (continued)
147	Mueller Industries, Inc.	$3,616
4,032	Mueller Water Products, Inc., Class A	14,959
51	Multi-Color Corp.	522
154	MYR Group, Inc. †	2,570
149	NACCO Industries, Inc., Class A	13,225
522	Navigant Consulting, Inc. †	5,418
518	NCI Building Systems, Inc. †	4,336
973	Nordson Corp.	54,566
711	Old Dominion Freight Line, Inc. †	24,984
94	Omega Flex, Inc.	1,371
131	On Assignment, Inc. †	659
8,724	Orbital Sciences Corp. †	137,578
809	Orion Marine Group, Inc. †	11,488
63	Otter Tail Corp.	1,218
988	Pacer International, Inc. †	6,906
226	Park-Ohio Holdings Corp. †	3,252
5	Patriot Transporation Holding, Inc. †	405
445	PMFG, Inc. †	6,742
626	Polypore International, Inc. †	14,235
532	PowerSecure International, Inc. †	4,836
11	Preformed Line Products Co.	308
81	Primoris Services Corp.	510
306	Quanex Building Products Corp.	5,291
486	Raven Industries, Inc.	16,383
655	RBC Bearings, Inc. †	18,988
1,390	Resources Connection, Inc. †	18,904
188	Roadrunner Transportation Systems, Inc. †	2,671
1,296	Rollins, Inc.	26,814
2,129	Satcon Technology Corp. †	6,089
332	Sauer-Danfoss, Inc. †	4,057
273	Schawk, Inc., Class A	4,081
225	School Specialty, Inc. †	4,066
215	SFN Group, Inc. †	1,174
1,096	Simpson Manufacturing Co., Inc.	26,907
441	Standard Parking Corp. †	6,981
422	Standard Register Co. (The)	1,325
68	Standex International Corp.	1,724
6,180	Stanley, Inc. †	231,008
264	Steelcase, Inc., Class A	2,046
364	Sun Hydraulics Corp.	8,539
14,589	SYKES Enterprises, Inc. †	207,601
113	TAL International Group, Inc.	2,539
2,082	Taser International, Inc. †	8,120
117	Team, Inc. †	1,527
309	Teledyne Technologies, Inc. †	11,921
563	Tennant Co.	19,041
1,848	Tetra Tech, Inc. †	36,239
269	Textainer Group Holdings, Ltd.	6,494
165	Titan International, Inc.	1,645
155	Titan Machinery, Inc. †	2,035
9,333	TransDigm Group, Inc.	476,263
59	Tredegar Corp.	963
465	Trex Co., Inc. †	9,342
449	Trimas Corp. †	5,078
785	TrueBlue, Inc. †	8,784
425	United Stationers, Inc. †	23,150
1,033	UQM Technologies, Inc. †	3,502
516	US Ecology, Inc.	7,518
76	Viad Corp.	1,341
570	Vicor Corp. †	7,119
402	Volt Information Sciences, Inc. †	3,377
67	VSE Corp.	2,132
6,007	Watsco, Inc.	347,925
82	Watts Water Technologies, Inc., Class A	2,350

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Industrials (continued)
179	Werner Enterprises, Inc.	$3,918
5,324	WESCO International, Inc. †	179,259
1,805	Woodward Governor Co.	46,082
179	Xerium Technologies, Inc. †	2,527
		5,356,456
Information Technology — 24.9%
1,159	3PAR, Inc. †	10,790
1,022	ACI Worldwide, Inc. †	19,898
7,624	Acme Packet, Inc. †	204,933
368	Actel Corp. †	4,718
1,496	Actuate Corp. †	6,657
11,104	Acxiom Corp. †	163,118
2,360	ADC Telecommunications, Inc. †	17,488
1,824	ADTRAN, Inc.	49,740
402	Advanced Analogic Technologies, Inc. †	1,282
704	Advanced Energy Industries, Inc. †	8,652
487	Advent Software, Inc. †	22,870
671	American Software, Inc., Class A	3,100
3,176	Amkor Technology, Inc. †	17,500
1,440	Anadigics, Inc. †	6,278
99	Anaren, Inc. †	1,479
542	Ancestry.com, Inc. †	9,550
402	Anixter International, Inc. †	17,125
1,960	Applied Micro Circuits Corp. †	20,541
349	Archipelago Learning, Inc. †	3,989
730	ArcSight, Inc. †	16,345
2,700	Ariba, Inc. †	43,011
992	Arris Group, Inc. †	10,108
4,800	Art Technology Group, Inc. †	16,416
2,170	Aruba Networks, Inc. †	30,901
1,735	Aspen Technology, Inc. †	18,894
86	ATMI, Inc. †	1,259
384	AXT, Inc. †	1,732
171	Benchmark Electronics, Inc. †	2,710
720	BigBand Networks, Inc. †	2,174
1,344	Blackbaud, Inc.	29,259
14,396	Blackboard, Inc. †	537,403
1,246	Blue Coat Systems, Inc. †	25,456
853	Bottomline Technologies, Inc. †	11,115
2,072	Brightpoint, Inc. †	14,504
1,074	Brooks Automation, Inc. †	8,302
157	Cabot Microelectronics Corp. †	5,431
70	CACI International, Inc., Class A †	2,974
193	Calix, Inc. †	1,980
250	Cass Information Systems, Inc.	8,563
1,318	Cavium Networks, Inc. †	34,518
572	Ceva, Inc. †	7,207
462	Checkpoint Systems, Inc. †	8,020
1,962	Cirrus Logic, Inc. †	31,019
541	Cogent, Inc. †	4,874
895	Cognex Corp.	15,734
486	Coherent, Inc. †	16,670
135	Cohu, Inc.	1,638
9,141	CommVault Systems, Inc. †	205,672
696	Compellent Technologies, Inc. †	8,436
302	Computer Task Group, Inc. †	1,951
15,964	comScore, Inc. †	262,927
398	Comtech Telecommunications Corp. †	11,912
757	Comverge, Inc. †	6,783
1,210	Concur Technologies, Inc. †	51,643
2,310	Conexant Systems, Inc. †	5,174
816	Constant Contact, Inc. †	17,405
179	Convio, Inc. †	1,314
72	CPI International, Inc. †	1,122

Shares		Value
Information Technology (continued)
490	Cray, Inc. †	$2,734
503	CSG Systems International, Inc. †	9,220
292	CTS Corp.	2,698
2,134	Cybersource Corp. †	54,481
207	Cymer, Inc. †	6,218
298	Daktronics, Inc.	2,235
387	DDi Corp.	2,914
1,029	DealerTrack Holdings, Inc. †	16,927
556	Deltek, Inc. †	4,637
683	DemandTec, Inc. †	4,610
745	DG FastChannel, Inc. †	24,272
510	Dice Holdings, Inc. †	3,529
132	Digi International, Inc. †	1,092
194	Digimarc Corp. †	3,637
256	Digital River, Inc. †	6,121
1,014	Diodes, Inc. †	16,092
439	DivX, Inc. †	3,363
523	DTS, Inc. †	17,191
803	Ebix, Inc. †	12,591
989	Echelon Corp. †	7,249
309	Echo Global Logistics, Inc. †	3,773
81	Electro Scientific Industries, Inc. †	1,082
76	EMS Technologies, Inc. †	1,142
64,320	Emulex Corp. †	590,458
419	Energy Conversion Devices, Inc. †	1,718
1,185	Entegris, Inc. †	4,705
1,771	Entropic Communications, Inc. †	11,228
849	Epicor Software Corp. †	6,784
213	EPIQ Systems, Inc.	2,754
7	ePlus, Inc. †	122
109	Exar Corp. †	755
13,619	ExlService Holdings, Inc. †	233,838
736	Extreme Networks †	1,987
462	FalconStor Software, Inc. †	1,220
515	FARO Technologies, Inc. †	9,636
423	FEI Co. †	8,337
2,096	Finisar Corp. †	31,230
444	Forrester Research, Inc. †	13,435
1,122	Fortinet, Inc. †	18,446
921	FSI International, Inc. †	3,859
1,333	Global Cash Access Holdings, Inc. †	9,611
1,789	GSI Commerce, Inc. †	51,523
402	GSI Technology, Inc. †	2,299
1,826	GT Solar International, Inc. †	10,225
392	Guidance Software, Inc. †	2,046
630	Hackett Group, Inc. (The) †	1,770
857	Harmonic, Inc. †	4,662
1,129	Heartland Payment Systems, Inc.	16,754
809	Hittite Microwave Corp. †	36,195
181	Hughes Communications, Inc. †	4,404
1,307	Hypercom Corp. †	6,064
53	ICx Technologies, Inc. †	387
748	iGate Corp.	9,589
926	Immersion Corp. †	4,686
2,441	Infinera Corp. †	15,696
938	infoGROUP, Inc. †	7,485
197	Infospace, Inc. †	1,481
325	Insight Enterprises, Inc. †	4,277
154	Integral Systems, Inc. †	978
2,798	Integrated Device Technology, Inc. †	13,850
658	Integrated Silicon Solution, Inc. †	4,961
429	Interactive Intelligence, Inc. †	7,048
1,325	InterDigital, Inc. †	32,714
1,036	Intermec, Inc. †	10,619
228	Internet Brands, Inc., Class A †	2,355

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Information Technology (continued)
157	Internet Capital Group, Inc. †	$1,193
250	Intevac, Inc. †	2,667
786	IPG Photonics Corp. †	11,971
854	Isilon Systems, Inc. †	10,965
1,043	Ixia †	8,959
470	IXYS Corp. †	4,155
989	j2 Global Communications, Inc. †	21,600
2,564	Jack Henry & Associates, Inc.	61,228
305	JDA Software Group, Inc. †	6,704
328	Keithley Instruments, Inc.	2,896
677	Kenexa Corp. †	8,124
57	Keynote Systems, Inc.	514
563	KIT Digital, Inc. †	4,966
545	Knot, Inc. (The) †	4,240
937	Kopin Corp. †	3,176
2,059	Kulicke & Soffa Industries, Inc. †	14,454
425	KVH Industries, Inc. †	5,279
3,262	Lattice Semiconductor Corp. †	14,157
3,993	Lawson Software, Inc. †	29,149
1,093	Limelight Networks, Inc. †	4,798
1,928	Lionbridge Technologies, Inc. †	8,811
426	Liquidity Services, Inc. †	5,521
525	Littelfuse, Inc. †	16,595
1,379	LivePerson, Inc. †	9,460
461	Local.com Corp. †	3,153
5,146	LogMeIn, Inc. †	134,980
584	LoopNet, Inc. †	7,201
324	Loral Space & Communications, Inc. †	13,841
4,112	LTX-Credence Corp. †	11,637
1,481	Magma Design Automation, Inc. †	4,206
681	Manhattan Associates, Inc. †	18,762
607	Mantech International Corp., Class A †	25,840
1,419	Mattson Technology, Inc. †	5,378
527	MAXIMUS, Inc.	30,498
216	MaxLinear, Inc., Class A †	3,020
764	Maxwell Technologies, Inc. †	8,710
1,310	Mentor Graphics Corp. †	11,594
87	Mercury Computer Systems, Inc. †	1,021
160	Meru Networks, Inc. †	1,898
621	Methode Electronics, Inc.	6,049
1,465	Micrel, Inc.	14,914
917	Microsemi Corp. †	13,416
272	MicroStrategy, Inc., Class A †	20,424
289	Microtune, Inc. †	616
2,556	Microvision, Inc. †	7,566
900	Mindspeed Technologies, Inc. †	6,741
1,507	MIPS Technologies, Inc., Class A †	7,701
585	MKS Instruments, Inc. †	10,951
85	ModusLink Global Solutions, Inc. †	513
2,377	MoneyGram International, Inc. †	5,824
985	Monolithic Power Systems, Inc. †	17,592
632	Monotype Imaging Holdings, Inc. †	5,694
16,215	Monster Worldwide, Inc. †	188,905
781	MoSys, Inc. †	3,452
4,675	Move, Inc. †	9,584
462	MTS Systems Corp.	13,398
277	Multi-Fineline Electronix, Inc. †	6,914
507	Nanometrics, Inc. †	5,116
221	NCI, Inc., Class A †	4,990
1,503	Netezza Corp. †	20,561
1,004	Netgear, Inc. †	17,911
9,815	Netlogic Microsystems, Inc. †	266,968
908	Netscout Systems, Inc. †	12,912
568	NetSuite, Inc. †	7,180
1,045	Network Engines, Inc. †	2,832

Shares		Value
Information Technology (continued)
901	Network Equipment Technologies, Inc. †	$3,144
325	Newport Corp. †	2,945
1,690	NIC, Inc.	10,833
213	Novatel Wireless, Inc. †	1,223
159	NVE Corp. †	6,921
369	Occam Networks, Inc. †	2,052
1,379	Oclaro, Inc. †	15,293
1,109	Omnivision Technologies, Inc. †	23,777
283	Online Resources Corp. †	1,175
448	OpenTable, Inc. †	18,579
2,443	Openwave Systems, Inc. †	4,959
273	Oplink Communications, Inc. †	3,912
446	Opnet Technologies, Inc.	6,552
363	OSI Systems, Inc. †	10,081
5,104	Palm, Inc. †	29,042
3,496	Parametric Technology Corp. †	54,782
383	Park Electrochemical Corp.	9,349
654	PDF Solutions, Inc. †	3,139
482	Pegasystems, Inc.	15,477
467	Perficient, Inc. †	4,161
1,423	Plantronics, Inc.	40,698
1,154	Plexus Corp. †	30,858
1,119	PLX Technology, Inc. †	4,689
15,387	Polycom, Inc. †	458,379
737	Power Integrations, Inc.	23,728
1,644	Power-One, Inc. †	11,097
796	Presstek, Inc. †	2,810
1,260	Progress Software Corp. †	37,838
649	PROS Holdings, Inc. †	4,219
402	QAD, Inc. †	1,660
5,956	Quantum Corp. †	11,197
1,530	Quest Software, Inc. †	27,601
289	QuinStreet, Inc. †	3,326
2,847	Rackspace Hosting, Inc. †	52,214
864	Radiant Systems, Inc. †	12,493
549	Radisys Corp. †	5,226
389	Renaissance Learning, Inc.	5,714
8,130	RF Micro Devices, Inc. †	31,788
129	Richardson Electronics, Ltd.	1,161
651	RightNow Technologies, Inc. †	10,214
1,878	Riverbed Technology, Inc. †	51,870
436	Rofin-Sinar Technologies, Inc. †	9,078
158	Rogers Corp. †	4,388
311	Rosetta Stone, Inc. †	7,141
5,172	Rovi Corp. †	196,071
427	Rubicon Technology, Inc. †	12,720
854	Rudolph Technologies, Inc. †	6,448
811	Saba Software, Inc. †	4,177
2,212	Sanmina-SCI Corp. †	30,105
3,057	Sapient Corp.	30,998
1,151	SAVVIS, Inc. †	16,977
403	Seachange International, Inc. †	3,317
1,867	Semtech Corp. †	30,563
1,505	ShoreTel, Inc. †	6,983
204	Sigma Designs, Inc. †	2,042
109	Silicon Graphics International Corp. †	772
1,658	Silicon Image, Inc. †	5,820
13,430	Skyworks Solutions, Inc. †	225,490
888	SMART Modular Technologies WWH, Inc. †	5,195
810	Smith Micro Software, Inc. †	7,703
1,004	SolarWinds, Inc. †	16,104
27,104	Sonic Solutions, Inc. †	226,318
1,390	SonicWALL, Inc. †	16,333
4,803	Sonus Networks, Inc. †	13,016

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Information Technology (continued)
820	Sourcefire, Inc. †	$15,580
367	Spansion, Inc., Class A †	5,986
143	Spectrum Control, Inc. †	1,999
141	SPS Commerce, Inc. †	1,638
143	SRA International, Inc., Class A †	2,813
370	SRS Labs, Inc. †	3,385
354	SS&C Technologies Holdings, Inc. †	5,675
372	Stamps.com, Inc. †	3,813
194	Standard Microsystems Corp. †	4,516
1,198	STEC, Inc. †	15,047
617	Stratasys, Inc. †	15,154
1,852	SuccessFactors, Inc. †	38,503
723	Super Micro Computer, Inc. †	9,760
299	Supertex, Inc. †	7,373
1,347	support.com, Inc. †	5,604
158	Symyx Technologies, Inc. †	792
1,022	Synaptics, Inc. †	28,105
565	Synchronoss Technologies, Inc. †	10,718
396	Syntel, Inc.	13,444
205	Take-Two Interactive Software, Inc. †	1,845
1,163	Taleo Corp., Class A †	28,249
1,186	Technitrol, Inc.	3,748
311	TechTarget, Inc. †	1,673
333	Tekelec †	4,409
639	TeleCommunication Systems, Inc., Class A †	2,645
239	TeleNav, Inc. †	2,005
880	TeleTech Holdings, Inc. †	11,343
1,795	Terremark Worldwide, Inc. †	14,019
89	Tessco Technologies, Inc.	1,486
970	Tessera Technologies, Inc. †	15,569
867	THQ, Inc. †	3,745
4,750	TIBCO Software, Inc. †	57,285
311	Tier Technologies, Inc., Class B †	1,891
3,557	TiVo, Inc. †	26,251
782	TNS, Inc. †	13,638
188	Travelzoo, Inc. †	2,328
202	Trident Microsystems, Inc. †	287
4,518	TriQuint Semiconductor, Inc. †	27,605
530	TTM Technologies, Inc. †	5,035
936	Tyler Technologies, Inc. †	14,527
14,417	Ultimate Software Group, Inc. †	473,743
616	Ultra Clean Holdings †	5,248
602	Ultratech, Inc. †	9,795
458	Unica Corp. †	4,388
489	Unisys Corp. †	9,042
541	United Online, Inc.	3,116
904	Universal Display Corp. †	16,254
1,993	ValueClick, Inc. †	21,305
6,760	VanceInfo Technologies, Inc. ADR †	157,373
708	VASCO Data Security International, Inc. †	4,368
1,173	Veeco Instruments, Inc. †	40,210
2,541	VeriFone Systems, Inc. †	48,101
443	Viasat, Inc. †	14,424
95	Viasystems Group, Inc. †	1,403
649	Virage Logic Corp. †	7,717
921	VirnetX Holding Corp.	5,452
222	Virtusa Corp. †	2,071
2,722	VistaPrint NV †	129,268
500	Vocus, Inc. †	7,640
771	Volterra Semiconductor Corp. †	17,779
2,259	Wave Systems Corp., Class A †	7,319
1,306	Websense, Inc. †	24,683
1,169	Wright Express Corp. †	34,719

Shares		Value
Information Technology (continued)
844	Xyratex, Ltd. †	$11,943
1,674	Zix Corp. †	3,783
315	Zoran Corp. †	3,005
		8,131,880
Materials — 3.0%
53	A Schulman, Inc.	1,005
72	AEP Industries, Inc. †	1,720
1,869	Allied Nevada Gold Corp. †	36,782
678	AMCOL International Corp.	15,933
393	Arch Chemicals, Inc.	12,081
840	Balchem Corp.	21,000
50	Brush Engineered Materials, Inc. †	999
1,680	Calgon Carbon Corp. †	22,243
1,379	Capital Gold Corp. †	5,516
240	Clearwater Paper Corp. †	13,142
166	Coeur d'Alene Mines Corp. †	2,619
320	Deltic Timber Corp.	13,376
1,063	Ferro Corp. †	7,834
1,821	General Moly, Inc. †	5,609
1,711	Globe Specialty Metals, Inc. †	17,675
7,177	Golden Star Resources, Ltd. †	31,435
220	Hawkins, Inc.	5,298
47	Haynes International, Inc.	1,449
100	HB Fuller Co.	1,899
155	Innophos Holdings, Inc.	4,042
2,344	Jaguar Mining, Inc. †	20,697
153	KMG Chemicals, Inc.	2,197
606	Koppers Holdings, Inc.	13,623
271	Kraton Performance Polymers, Inc. †	5,092
219	Landec Corp. †	1,290
513	LSB Industries, Inc. †	6,828
176	Metals USA Holdings Corp. †	2,631
44	Minerals Technologies, Inc.	2,092
207	Neenah Paper, Inc.	3,788
310	NewMarket Corp.	27,069
65	NL Industries, Inc.	396
337	Noranda Aluminium Holding Corp. †	2,167
1,295	Olin Corp.	23,427
1,334	Omnova Solutions, Inc. †	10,418
1,847	PolyOne Corp. †	15,552
231	Quaker Chemical Corp.	6,258
451	Rock-Tenn Co., Class A	22,401
1,078	Rockwood Holdings, Inc. †	24,460
115	RTI International Metals, Inc. †	2,773
512	Schweitzer-Mauduit International, Inc.	25,831
1,105	Senomyx, Inc. †	4,188
806	Silgan Holdings, Inc.	22,874
30,670	Solutia, Inc. †	401,777
409	Spartech Corp. †	4,192
229	Stepan Co.	15,670
1,256	Stillwater Mining Co. †	14,595
807	STR Holdings, Inc. †	15,172
424	Thompson Creek Metals Co., Inc. †	3,680
79	United States Lime & Minerals, Inc. †	3,043
2,500	US Gold Corp. †	12,525
454	Verso Paper Corp. †	1,049
230	Wausau Paper Corp. †	1,557
1,188	Worthington Industries, Inc.	15,278
393	WR Grace & Co. †	8,269
652	Zep, Inc.	11,371
		975,887
Telecommunication Services — 0.6%
656	AboveNet, Inc. †	30,950

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Telecommunication Services (continued)
1,340	Alaska Communications Systems Group, Inc.	$11,377
247	Atlantic Tele-Network, Inc.	10,201
788	Cbeyond, Inc. †	9,850
1,711	Cincinnati Bell, Inc. †	5,150
1,347	Cogent Communications Group, Inc. †	10,210
570	Consolidated Communications Holdings, Inc.	9,696
579	Global Crossing, Ltd. †	6,120
1,687	ICO Global Communications Holdings, Ltd. †	2,699
993	Neutral Tandem, Inc. †	11,171
891	NTELOS Holdings Corp.	15,325
2,764	PAETEC Holding Corp. †	9,425
681	Shenandoah Telecommunications Co.	12,081
2,067	Syniverse Holdings, Inc. †	42,270
417	USA Mobility, Inc.	5,388
1,269	Vonage Holdings Corp. †	2,919
		194,832
Utilities — 0.1%
432	American DG Energy, Inc. †	1,343
426	Cadiz, Inc. †	5,142
157	South Jersey Industries, Inc.	6,745
329	Southwest Water Co.	3,448
		16,678
Total Common Stock (Cost $32,502,160)		32,539,839

MONEY MARKET FUND — 0.4%
120,191	TCW Money Market Fund 0.100% (b) (Cost $120,191)	120,191

EXCHANGE-TRADED FUND — 0.3%
1,603	iShares Russell 2000 Growth Index Fund (Cost $113,334)	106,727

WARRANTS — 0.0%
15	GRH, Expires 09/11 †(a)(Cost $—)	—

Total Investments — 100.4% (Cost $32,735,685)	32,766,757

Other Assets & Liabilities, Net — (0.4)%	(119,339)

NET ASSETS — 100.0%	$32,647,418

†	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	The rate shown is the 7-day effective yield as of June 30, 2010.

ADR – American Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

As of June 30, 2010, all of the Fund’s investments in securities were considered Level 1. Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK — 95.7%
Australia — 4.6%
840	AGL Energy, Ltd.	$10,322
13,400	Alumina, Ltd.	16,944
3,220	AMP, Ltd.	13,963
1,749	Aristocrat Leisure, Ltd.	5,326
4,176	Australia & New Zealand Banking Group, Ltd.	74,940
5,553	BHP Billiton, Ltd.	172,597
3,707	BlueScope Steel, Ltd.	6,439
2,590	Brambles, Ltd.	11,785
5,620	Commonwealth Bank of Australia	227,000
13,500	Computershare, Ltd.	119,283
1,000	CSL, Ltd.	27,279
3,120	Fortescue Metals Group, Ltd. †	10,572
4,120	Foster's Group, Ltd.	19,497
7,617	GPT Group	17,768
6,870	Insurance Australia Group, Ltd.	19,525
5,570	Intoll Group	4,849
308	Leighton Holdings, Ltd.	7,401
1,114	Macquarie Atlas Roads Group †	889
528	Macquarie Group, Ltd.	16,215
3,409	National Australia Bank, Ltd.	65,852
1,223	Newcrest Mining, Ltd.	35,651
1,215	Orica, Ltd.	25,535
802	Origin Energy, Ltd.	9,997
1,610	QBE Insurance Group, Ltd.	24,408
620	Rio Tinto, Ltd.	34,066
4,886	Stockland	15,151
4,732	Suncorp-Metway, Ltd.	31,630
2,150	TABCORP Holdings, Ltd.	11,384
8,000	Telstra Corp., Ltd.	21,787
1,550	Toll Holdings, Ltd.	7,053
2,602	Transurban Group	9,228
1,459	Wesfarmers, Ltd.	34,841
754	Wesfarmers, Ltd. PPS	18,064
3,555	Westfield Group	36,093
13,562	Westpac Banking Corp.	238,837
970	Woodside Petroleum, Ltd.	33,686
2,227	Woolworths, Ltd.	50,363
383	WorleyParsons, Ltd.	7,041
		1,493,261
Austria — 0.3%
570	Erste Group Bank AG	18,083
2,560	OMV AG	76,869
790	Telekom Austria AG	8,784
		103,736
Belgium — 0.4%
5,266	Ageas	11,717
1,014	Anheuser-Busch InBev NV	48,749
624	Anheuser-Busch InBev NV VVPR†	2
280	Belgacom SA	8,803
197	Delhaize Group SA	14,294
341	Groupe Bruxelles Lambert SA	23,643
400	KBC Groep NV	15,330
100	Solvay SA	8,538
200	UCB SA	6,280
		137,356
Bermuda — 0.2%
2,836	Seadrill, Ltd.	51,171

Shares		Value
Canada — 3.3%
3,200	Bank of Montreal	$173,573
2,000	Canadian National Railway Co.	114,626
4,000	Canadian Natural Resources, Ltd.	132,757
6,400	Nexen, Inc.	125,896
6,000	Rogers Communications, Inc., Class B	196,036
3,900	Royal Bank of Canada	185,749
10,800	Talisman Energy, Inc.	163,344
		1,091,981
China — 1.4%
93,577	Bank of Communications Co., Ltd., Class H	98,487
319,000	Dongfeng Motor Group Co., Ltd., Class H	370,026
7,327	Foxconn International Holdings, Ltd. †	4,743
		473,256
Denmark — 0.7%
3	AP Moller - Maersk A/S, Class B	23,633
841	Danske Bank A/S	16,187
700	DSV A/S	10,081
6,050	H Lundbeck A/S	82,546
800	Novo Nordisk A/S, Class B	64,651
125	Novozymes A/S, Class B	13,342
350	Vestas Wind Systems A/S †	14,569
		225,009
Finland — 0.8%
1,070	Fortum OYJ	23,484
9,240	Nokia OYJ	75,304
10,000	Pohjola Bank PLC	101,530
1,060	Sampo OYJ, Class A	22,346
1,450	Stora Enso OYJ, Class R	10,476
1,310	UPM-Kymmene OYJ	17,342
		250,482
France — 8.5%
370	Accor SA	17,127
692	Air Liquide SA	69,874
4,580	Alcatel-Lucent	11,662
440	Alstom SA	19,919
16,440	AXA SA	251,125
6,524	BNP Paribas	350,954
3,750	Bouygues SA	144,738
290	Cap Gemini SA	12,744
964	Carrefour SA	38,235
1,400	Christian Dior SA	134,359
720	Cie de St.-Gobain	26,827
295	Cie Generale de Geophysique-Veritas †	5,248
245	Cie Generale des Etablissements Michelin, Class B	17,068
440	Cie Generale d'Optique Essilor International SA	26,144
1,780	CNP Assurances	121,085
1,610	Credit Agricole SA	16,702
950	Danone	50,924
362	EDF SA	13,771
7,844	France Telecom SA	136,037
1,834	GDF Suez	52,172
350	Lafarge SA	19,083
330	Lagardere SCA	10,291
490	L'Oreal SA	47,970
509	LVMH Moet Hennessy Louis Vuitton SA	55,394
40	Neopost SA	2,896
285	Pernod-Ricard SA	22,104
200	PPR	24,842
520	Publicis Groupe SA	20,740

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
France (continued)
6,177	Sanofi-Aventis SA	$371,979
2,415	Schneider Electric SA	243,886
820	Societe Generale	33,738
230	Sodexo	12,763
450	Suez Environnement Co.	7,425
310	Technip SA	17,778
3,672	Total SA	163,894
132	Unibail-Rodamco SE	21,511
135	Vallourec SA	23,273
3,767	Veolia Environnement	88,487
604	Vinci SA	25,076
1,936	Vivendi SA	39,339
		2,769,184
Germany — 5.7%
350	Adidas AG	16,943
742	Allianz SE	73,429
4,952	BASF SE	270,546
1,314	Bayer AG	73,419
1,250	Commerzbank AG	8,725
1,677	Daimler AG	84,822
6,437	Deutsche Bank AG	361,518
350	Deutsche Boerse AG	21,261
1,323	Deutsche Post AG	19,287
3,748	Deutsche Telekom AG	44,242
2,952	E.ON AG	79,365
217	Fresenius Medical Care AG & Co. KGAA	11,707
260	Linde AG	27,336
250	MAN SE	20,608
106	Merck KGaA	7,750
310	Metro AG	15,815
1,181	Muenchener Rueckversicherungs AG	148,272
3,040	RWE AG	198,901
4,880	SAP AG	216,974
1,313	Siemens AG	117,420
280	Solarworld AG	3,124
720	ThyssenKrupp AG	17,741
160	Volkswagen AG	13,572
		1,852,777
Greece — 0.1%
1,070	Alpha Bank AE	5,229
826	EFG Eurobank Ergasias SA	3,668
680	Hellenic Telecommunications Organization SA	5,111
875	National Bank of Greece SA	9,420
500	OPAP SA	6,221
454	Piraeus Bank SA	1,916
		31,565
Guernsey — 0.0%
4,932	Resolution, Ltd.	4,663

Hong Kong — 3.5%
4,840	Bank of East Asia, Ltd.	17,461
11,600	BOC Hong Kong Holdings, Ltd.	26,419
20,200	Cheung Kong Holdings, Ltd.	233,127
2,582	CLP Holdings, Ltd.	18,689
79,800	CNOOC, Ltd.	135,636
2,049	Esprit Holdings, Ltd.	11,006
3,801	Hang Lung Properties, Ltd.	14,539
2,100	Hang Seng Bank, Ltd.	28,078
12,463	Hong Kong & China Gas Co., Ltd.	30,818
2,100	Hong Kong Exchanges and Clearing, Ltd.	32,753
3,100	Hongkong Electric Holdings, Ltd.	18,465
5,100	Hutchison Whampoa, Ltd.	31,386

Shares		Value
Hong Kong (continued)
10,000	Jardine Strategic Holdings, Ltd.	$207,325
4,129	Li & Fung, Ltd.	18,473
50,500	MTR Corp.	172,219
4,775	New World Development, Ltd.	7,752
2,900	Sun Hung Kai Properties, Ltd.	39,661
8,900	Swire Pacific, Ltd., Class A	101,027
		1,144,834
India — 1.2%
6,700	Infosys Technologies, Ltd. ADR	401,397

Indonesia — 2.4%
137,000	Gudang Garam TBK PT	514,773
40,000	Indo Tambangraya Megah PT	162,824
112,000	Semen Gresik Persero TBK PT	107,499
		785,096
Ireland — 0.2%
273	CRH PLC ^	5,624
1,058	CRH PLC ^	21,943
770	Elan Corp. PLC †	3,495
2,400	Experian PLC	20,863
		51,925
Israel — 1.1%
25,875	Bank Hapoalim BM †	93,259
3,700	Teva Pharmaceutical Industries, Ltd. ADR	192,363
1,500	Teva Pharmaceutical Industries, Ltd.	78,423
		364,045
Italy — 1.9%
2,397	Assicurazioni Generali SPA	41,792
724	Atlantia SPA	12,830
4,660	Banca Monte dei Paschi di Siena SPA	5,272
1,530	Banco Popolare SC	8,387
8,800	Enel SPA	37,256
17,406	ENI SPA	319,468
1,510	Fiat SPA	15,508
1,090	Finmeccanica SPA	11,298
13,484	Intesa Sanpaolo SPA	35,508
2,180	Intesa Sanpaolo SPA, RNC	4,342
2,310	Mediaset SPA	13,135
1,375	Mediobanca SPA †	10,241
5,876	Snam Rete Gas SPA	23,447
14,324	Telecom Italia SPA	15,817
13,120	Telecom Italia SPA, RNC	11,983
26,743	UniCredit SPA	59,149
1,132	Unione di Banche Italiane SCPA	9,746
		635,179
Japan — 18.2%
300	Advantest Corp.	6,273
1,600	Aeon Co., Ltd.	16,941
500	Aisin Seiki Co., Ltd.	13,470
685	Ajinomoto Co., Inc.	6,201
12,100	Amada Co., Ltd.	79,586
18,900	Asahi Breweries, Ltd.	320,385
2,200	Asahi Glass Co., Ltd.	20,670
3,600	Asahi Kasei Corp.	18,819
5,300	Astellas Pharma, Inc.	177,691
4,100	Bank of Yokohama, Ltd. (The)	18,767
1,400	Bridgestone Corp.	22,151
1,598	Canon, Inc.	59,594
2	Central Japan Railway Co.	16,524
1,400	Chiba Bank, Ltd. (The)	8,457
878	Chubu Electric Power Co., Inc.	21,802
500	Chugai Pharmaceutical Co., Ltd.	8,905

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Japan (continued)
1,900	Chuo Mitsui Trust Holdings, Inc.	$6,704
100	Credit Saison Co., Ltd.	1,047
2,100	Dai Nippon Printing Co., Ltd.	24,252
6,100	Daiichi Sankyo Co., Ltd.	109,050
600	Daikin Industries, Ltd.	18,306
200	Daito Trust Construction Co., Ltd.	11,333
308	Daiwa House Industry Co., Ltd.	2,773
2,900	Daiwa Securities Group, Inc.	12,251
548	Denso Corp.	15,155
500	Dentsu, Inc.	13,213
700	East Japan Railway Co.	46,639
500	Eisai Co., Ltd.	16,601
500	Electric Power Development Co., Ltd.	15,869
400	Fanuc, Ltd.	45,197
51,000	Fuji Electric Holdings Co., Ltd.	146,938
1,000	FUJIFILM Holdings Corp.	28,917
4,600	Fujitsu, Ltd.	28,772
1,900	Fukuoka Financial Group, Inc.	7,914
3,217	Hankyu Hanshin Holdings, Inc.	14,205
100	Hirose Electric Co., Ltd.	9,164
2,773	Hitachi, Ltd.	10,079
509	Hokkaido Electric Power Co., Inc.	10,972
1,600	Hokuhoku Financial Group, Inc.	2,941
6,300	Hokuriku Electric Power Co.	138,241
10,700	Honda Motor Co., Ltd.	314,485
900	Hoya Corp.	19,162
200	Ibiden Co., Ltd.	5,391
3	INPEX Corp.	16,650
3,800	ITOCHU Corp.	29,725
1,164	Japan Steel Works, Ltd. (The)	10,238
8	Japan Tobacco, Inc.	24,904
700	JFE Holdings, Inc.	21,669
2,000	Joyo Bank, Ltd. (The)	7,935
700	JS Group Corp.	13,370
1,200	JTEKT Corp.	11,105
4,861	JX Holdings, Inc. †	24,041
4,300	Kajima Corp.	9,754
1,700	Kansai Electric Power Co., Inc. (The)	41,486
1,000	Kao Corp.	23,543
5	KDDI Corp.	23,848
1,015	Keio Corp.	6,557
110	Keyence Corp.	25,453
5,300	Kintetsu Corp.	16,182
1,900	Kirin Holdings Co., Ltd.	23,935
6,100	Kobe Steel, Ltd.	11,627
1,800	Komatsu, Ltd.	32,431
1,100	Konica Minolta Holdings, Inc.	10,589
1,133	Kubota Corp.	8,696
1,000	Kuraray Co., Ltd.	11,739
300	Kyocera Corp.	24,302
700	Kyushu Electric Power Co., Inc.	15,709
44,200	Marubeni Corp.	226,728
900	Marui Group Co., Ltd.	6,066
40,000	Minebea Co., Ltd.	221,724
4,300	Mitsubishi Chemical Holdings Corp.	19,639
2,600	Mitsubishi Corp.	53,824
4,200	Mitsubishi Electric Corp.	32,801
2,200	Mitsubishi Estate Co., Ltd.	30,647
1,400	Mitsubishi Gas Chemical Co., Inc.	6,793
6,000	Mitsubishi Heavy Industries, Ltd.	20,711
4,600	Mitsubishi Materials Corp.	12,234
14,856	Mitsubishi UFJ Financial Group, Inc.	67,499
3,400	Mitsui & Co., Ltd.	39,688
1,600	Mitsui Fudosan Co., Ltd.	22,283
2,700	Mitsui OSK Lines, Ltd.	17,863

Shares		Value
Japan (continued)
17,000	Mizuho Financial Group, Inc.	$27,911
750	MS&AD Insurance Group Holdings	16,062
500	Murata Manufacturing Co., Ltd.	23,859
1,583	NEC Corp.	4,112
300	Nidec Corp.	25,131
800	Nikon Corp.	13,795
637	Nintendo Co., Ltd.	187,146
14,056	Nippon Electric Glass Co., Ltd.	161,105
2,100	Nippon Express Co., Ltd.	9,469
5,989	Nippon Steel Corp.	19,809
3,800	Nippon Telegraph & Telephone Corp.	154,893
2,800	Nippon Yusen KK	10,210
20,200	Nissan Motor Co., Ltd.	140,851
1,500	Nitori Co., Ltd.	129,379
400	Nitto Denko Corp.	13,130
1,900	NKSJ Holdings, Inc.	11,375
3,500	Nomura Holdings, Inc.	19,134
2,100	NSK, Ltd.	14,594
3	NTT Data Corp.	11,080
22	NTT DoCoMo, Inc.	33,335
1,100	Obayashi Corp.	4,364
400	Olympus Corp.	9,481
500	Omron Corp.	10,907
200	Oriental Land Co., Ltd.	16,725
180	ORIX Corp.	13,048
4,800	Osaka Gas Co., Ltd.	17,324
2,765	Panasonic Corp.	34,548
1,100	Resona Holdings, Inc.	13,433
1,100	Ricoh Co., Ltd.	14,035
200	Rohm Co., Ltd.	12,018
2,900	Sankyo Co., Ltd.	131,166
600	Secom Co., Ltd.	26,660
1,300	Sega Sammy Holdings, Inc.	18,686
300	Seiko Epson Corp.	3,879
2,000	Sekisui Chemical Co., Ltd.	12,484
1,700	Sekisui House, Ltd.	14,548
1,500	Seven & I Holdings Co., Ltd.	34,388
1,900	Sharp Corp.	20,055
700	Shin-Etsu Chemical Co., Ltd.	32,567
1,300	Shinsei Bank, Ltd.	1,100
700	Shiseido Co., Ltd.	15,439
2,100	Shizuoka Bank, Ltd. (The)	18,313
2,800	Showa Denko KK	5,060
38	SMC Corp.	5,086
1,300	Softbank Corp.	34,502
4,544	Sojitz Corp.	7,106
1,800	Sony Corp.	48,041
35	Sony Financial Holdings, Inc.	116,824
3,200	Sumitomo Chemical Co., Ltd.	12,392
2,500	Sumitomo Corp.	24,983
1,900	Sumitomo Electric Industries, Ltd.	22,156
1,800	Sumitomo Heavy Industries, Ltd.	10,568
7,600	Sumitomo Metal Industries, Ltd.	17,195
1,300	Sumitomo Metal Mining Co., Ltd.	16,228
5,600	Sumitomo Mitsui Financial Group, Inc.	158,592
900	Sumitomo Realty & Development Co., Ltd.	15,302
2,600	Sumitomo Trust & Banking Co., Ltd. (The)	13,245
300	T&D Holdings, Inc.	6,419
1,300	Takashimaya Co., Ltd.	10,369
1,400	Takeda Pharmaceutical Co., Ltd.	60,171
200	TDK Corp.	10,951
3,100	Teijin, Ltd.	9,210
400	Terumo Corp.	19,168

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Japan (continued)
2,500	Tobu Railway Co., Ltd.	$13,474
900	Tohoku Electric Power Co., Inc.	19,334
891	Tokio Marine Holdings, Inc.	23,439
2,200	Tokyo Electric Power Co., Inc. (The)	59,885
300	Tokyo Electron, Ltd.	16,170
5,500	Tokyo Gas Co., Ltd.	25,124
3,000	Tokyu Corp.	12,218
2,100	Toppan Printing Co., Ltd.	16,616
2,700	Toray Industries, Inc.	12,949
6,000	Toshiba Corp.	29,740
4,900	Toyo Suisan Kaisha, Ltd.	117,024
500	Toyota Industries Corp.	12,696
4,355	Toyota Motor Corp.	149,725
500	Toyota Tsusho Corp.	7,131
4	West Japan Railway Co.	14,637
34	Yahoo! Japan Corp.	13,560
2,090	Yamada Denki Co., Ltd.	136,645
600	Yamaha Motor Co., Ltd.	7,937
1,200	Yamato Holdings Co., Ltd.	15,893
		5,945,108
Jersey — 0.0%
3,336	Atrium European Real Estate, Ltd.	14,350

Luxembourg — 0.4%
4,645	ArcelorMittal	124,572

Malaysia — 0.3%
38,800	Hong Leong Bank BHD	102,605

Mexico — 1.4%
97,000	America Movil SAB de CV, Series L	229,575
24,000	Grupo Financiero Banorte SAB de CV, Class O	93,074
52,400	Grupo Mexico SAB de CV, Series B	124,423
		447,072
Netherlands — 4.6%
1,766	Aegon NV	9,379
550	Akzo Nobel NV	28,583
953	ASML Holding NV	26,223
690	European Aeronautic Defence and Space Co. NV	14,080
600	Heineken NV	25,429
4,786	ING Groep NV, CVA	35,415
1,780	Koninklijke Ahold NV	22,016
5,430	Koninklijke DSM NV	215,827
2,352	Koninklijke KPN NV	29,976
2,340	Koninklijke Philips Electronics NV	69,869
1,203	Reed Elsevier NV	13,316
5,853	Royal Dutch Shell PLC, Class A	147,647
18,798	Royal Dutch Shell PLC, Class B	454,177
922	TNT NV	23,220
13,345	Unilever NV, CVA	364,398
660	Wolters Kluwer NV	12,655
		1,492,210
New Zealand — 0.0%
7,043	Telecom Corp. of New Zealand, Ltd.	9,059

Norway — 0.3%
2,322	DnB NOR ASA	22,340
2,200	Norsk Hydro ASA	9,938
2,150	Orkla ASA	13,754

Shares		Value
Norway (continued)
1,472	Statoil ASA	$28,366
965	Telenor ASA	12,160
		86,558
Philippines — 0.2%
3,200	Globe Telecom, Inc.	60,860

Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R	2,800
1,620	Brisa Auto-Estradas de Portugal SA	9,803
4,750	Energias de Portugal SA	14,135
1,970	Portugal Telecom SGPS SA	19,688
		46,426
Russia — 1.1%
5,000	Gazprom OAO ADR	94,141
9,000	Tatneft ADR	251,191
		345,332
Singapore — 2.8%
3,000	DBS Group Holdings, Ltd.	29,121
9,800	Jardine Cycle & Carriage, Ltd.	208,594
3,908	Keppel Corp., Ltd.	23,600
782	K-Green Trust †	587
6,000	Oversea-Chinese Banking Corp., Ltd.	37,791
2,500	Singapore Airlines, Ltd.	25,928
1,825	Singapore Airport Terminal Services, Ltd.	3,479
130,200	Singapore Telecommunications, Ltd.	281,542
22,200	United Overseas Bank, Ltd.	308,909
		919,551
South Africa — 2.6%
6,000	African Rainbow Minerals, Ltd.	126,348
3,750	AngloGold Ashanti, Ltd.	162,880
10,000	Aspen Pharmacare Holdings, Ltd.	99,379
6,700	MTN Group, Ltd.	88,365
18,600	Pick n Pay Stores, Ltd.	105,411
11,000	Remgro, Ltd.	136,191
12,100	Shoprite Holdings, Ltd.	130,917
		849,491
South Korea — 2.0%
1,000	LG Electronics, Inc.	76,036
1,750	POSCO ADR	165,060
650	Samsung Electronics Co., Ltd.	407,644
		648,740
Spain — 3.4%
609	Abertis Infraestructuras SA	8,752
138	Acciona SA	10,501
144	ACS Actividades de Construccion y Servicios SA	5,291
6,885	Banco Bilbao Vizcaya Argentaria SA	70,927
1,856	Banco Popular Espanol SA	9,406
41,738	Banco Santander SA	437,620
1,560	Ferrovial SA	10,089
210	Fomento de Construcciones y Contratas SA	4,495
897	Gamesa Corp. Tecnologica SA †	7,702
6,684	Iberdrola SA	37,561
380	Inditex SA	21,666
11,440	Repsol YPF SA	230,832
14,749	Telefonica SA	273,188
		1,128,030
Sweden — 2.2%
800	Assa Abloy AB, Class B	15,996
1,400	Atlas Copco AB, Class B	18,489

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Sweden (continued)
14,400	Atlas Copco AB, Class A	$210,615
600	Electrolux AB, Series B	13,721
1,690	Hennes & Mauritz AB, Class B	46,462
6,200	Nordea Bank AB	51,145
12,800	Sandvik AB	156,191
1,000	Scania AB, Class B	15,269
1,100	Securitas AB, Class B	9,975
3,840	Skandinaviska Enskilda Banken AB, Class A	20,354
1,200	SKF AB, Class B	21,545
1,500	Svenska Cellulosa AB, Class B	17,648
1,100	Svenska Handelsbanken AB, Class A	26,920
3,777	Telefonaktiebolaget LM Ericsson, Class B	41,911
4,100	TeliaSonera AB	26,355
2,283	Volvo AB, Class B	25,256
		717,852
Switzerland — 5.1%
3,841	ABB, Ltd.	66,890
130	Actelion, Ltd. †	4,868
340	Adecco SA	16,224
2,000	Baloise Holding AG	139,244
1,100	Cie Financiere Richemont SA	38,413
1,883	Credit Suisse Group AG	70,812
1,800	GAM Holding, Ltd.	19,456
90	Geberit AG	14,007
530	Holcim, Ltd.	35,487
1,800	Julius Baer Group, Ltd.	51,335
5,639	Nestle SA	271,969
325	Nobel Biocare Holding AG	5,596
10,428	Novartis AG	505,491
1,191	Roche Holding AG	163,969
1,470	STMicroelectronics NV	11,674
79	Swatch Group AG (The)	22,285
66	Swiss Life Holding AG	6,309
764	Swiss Reinsurance Co., Ltd.	31,399
48	Swisscom AG	16,277
166	Syngenta AG	38,357
149	Synthes, Inc.	17,136
4,866	UBS AG	64,479
260	Zurich Financial Services AG	57,321
		1,668,998
United Kingdom — 14.2%
2,297	3i Group PLC	9,056
4,607	Anglo American PLC †	160,467
8,815	AstraZeneca PLC	415,423
4,840	Aviva PLC	22,483
6,290	BAE Systems PLC	29,263
16,799	Barclays PLC	67,026
5,198	BG Group PLC	77,278
9,663	BHP Billiton PLC	250,446
30,463	BP PLC	145,773
3,143	British American Tobacco PLC	99,705
1,069	British Land Co. PLC	6,902
2,330	British Sky Broadcasting Group PLC	24,319
7,318	BT Group PLC, Class A	14,120
4,422	Cable & Wireless Communications PLC	3,814
4,422	Cable & Wireless Worldwide PLC	5,719
1,219	Capita Group PLC (The)	13,425
400	Carnival PLC	12,951
9,673	Centrica PLC	42,670
18,980	Compass Group PLC	144,332
3,710	Diageo PLC	58,253
8,510	Enterprise Inns PLC	11,043
28,000	G4S PLC	110,968

Shares		Value
United Kingdom (continued)
8,732	GlaxoSmithKline PLC	$148,217
490	Hammerson PLC	2,497
2,878	Home Retail Group PLC	9,135
26,785	HSBC Holdings PLC	244,601
12,960	Imperial Tobacco Group PLC	361,965
619	Intercontinental Hotels Group PLC	9,751
3,260	International Power PLC	14,556
3,120	J Sainsbury PLC	14,880
830	Johnson Matthey PLC	18,433
4,950	Kingfisher PLC	15,500
970	Land Securities Group PLC	8,024
13,730	Legal & General Group PLC	15,996
14,104	Lloyds Banking Group PLC	11,130
350	London Stock Exchange Group PLC	2,921
3,512	Man Group PLC	11,637
46,730	Marks & Spencer Group PLC	230,118
3,773	National Grid PLC	27,535
8,640	Next PLC	257,493
12,240	Old Mutual PLC	18,732
1,940	Pearson PLC	25,504
4,759	Prudential PLC	35,881
831	Reckitt Benckiser Group PLC	38,638
1,930	Reed Elsevier PLC	14,305
2,290	Rexam PLC	10,298
5,933	Rio Tinto PLC	260,439
3,689	Rolls-Royce Group PLC	30,779
28,552	Royal Bank of Scotland Group PLC	17,382
5,679	RSA Insurance Group PLC	10,071
1,780	SABMiller PLC	49,892
4,410	Sage Group PLC (The)	15,167
1,550	Scottish & Southern Energy PLC	25,803
500	Severn Trent PLC	9,173
2,010	Smith & Nephew PLC	18,982
1,276	Smiths Group PLC	20,307
18,289	Standard Chartered PLC	445,165
11,297	Tesco PLC	63,705
2,071	Tullow Oil PLC	30,794
2,529	Unilever PLC	67,578
1,228	United Utilities Group PLC	9,606
86,514	Vodafone Group PLC	178,189
625	Whitbread PLC	13,047
2,185	WM Morrison Supermarkets PLC	8,631
157	Wolseley PLC	3,115
2,730	WPP PLC	25,708
3,750	Xstrata PLC	49,085
		4,625,801
United States — 0.5%
3,350	Philip Morris International, Inc.	153,564
411	Thomson Reuters Corp.	14,710
		168,274
Total Common Stock (Cost $36,323,393)		31,267,806

PREFERRED STOCK — 2.5%
Brazil — 2.3%
5,830	Banco Bradesco SA	91,755
34,170	Investimentos Itau SA	203,941
12,600	Petroleo Brasileiro SA	188,249
12,800	Vale SA	270,967
		754,912
Germany — 0.2%
550	Henkel AG & Co. KGAA	26,853
190	Porsche Automobil Holding SE	8,103

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Germany (continued)
160	Volkswagen AG	$14,038
		48,994
Total Preferred Stock (Cost $971,129)		803,906

EXCHANGE-TRADED FUND — 0.4%
2,600	iShares MSCI EAFE Index Fund (Cost $124,897)	120,926

RIGHTS — 0.0%
14,036	Bank of Communications Co., Ltd. (Cost $—)	5,678

PRIVATE COMPANY — 0.0%
7,765	BGP Holdings PLC † (Cost $—)	—

Total Investments — 98.6% (Cost $37,419,419)	32,198,316

Other Assets & Liabilities, Net — 1.4%	453,868

NET ASSETS — 100.0%	$32,652,184

†	Non-income producing security.

^	Securities incorporated in the same country but traded on different exchanges.

ADR – American Depositary Receipt

EAFE – Europe, Australasia, Far East

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

PPS – Price Protected Shares

VVPR – Voter Verified Paper Record

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$—	$1,493,261	*	$—		$1,493,261
Austria	—	103,736	*	—		103,736
Belgium	2	137,354	*	—		137,356
Bermuda	—	51,171	*	—		51,171
Canada	1,091,981	—		—		1,091,981
China	—	473,256	*	—		473,256
Denmark	—	225,009	*	—		225,009
Finland	—	250,482	*	—		250,482
France	—	2,769,184	*	—		2,769,184
Germany	—	1,852,777	*	—		1,852,777
Greece	—	31,565	*	—		31,565
Guernsey	4,663	—		—		4,663
Hong Kong	—	1,144,834	*	—		1,144,834
India	401,397	—		—		401,397
Indonesia	—	785,096	*	—		785,096
Ireland	—	51,925	*	—		51,925
Israel	192,363	171,682	*	—		364,045
Italy	—	635,179	*	—		635,179
Japan	349,901	5,595,207	*	—		5,945,108
Jersey	—	14,350	*	—		14,350
Luxembourg	—	124,572	*	—		124,572
Malaysia	—	102,605	*	—		102,605
Mexico	447,072	—		—		447,072
Netherlands	—	1,492,210	*	—		1,492,210
New Zealand	—	9,059	*	—		9,059
Norway	—	86,558	*	—		86,558
Philippines	—	60,860	*	—		60,860
Portugal	—	46,426	*	—		46,426
Russia	—	345,332	*	—		345,332
Singapore	587	918,964	*	—		919,551
South Africa	—	849,491	*	—		849,491
South Korea	165,060	483,680	*	—		648,740
Spain	—	1,128,030	*	—		1,128,030
Sweden	—	717,852	*	—		717,852
Switzerland	—	1,668,998	*	—		1,668,998
United Kingdom	9,533	4,616,268	*	—		4,625,801
United States	168,274	—		—		168,274
	2,830,833	28,436,973		—		31,267,806
Preferred Stock
Brazil	754,912	—		—		754,912
Germany	—	48,994	*	—		48,994
	754,912	48,994		—		803,906

Exchange Traded Fund	120,926	—		—		120,926
Rights	5,678	—		—		5,678
Private Company	—	—		—	††	—
Total Investments in Securities	$3,712,349	$28,485,967		$—		$32,198,316

*
Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading through the application of a third party valuation model.

††	This security was categorized as Level 3 and had a market value of $0 as of June 30, 2010.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments	June 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK — 93.9%
Consumer Discretionary — 12.7%
1,270	Amazon.com, Inc. †	$138,760
1,240	Bed Bath & Beyond, Inc. †	45,979
6,660	Cablevision Systems Corp., Class A	159,907
20,350	Comcast Corp. Special, Class A	353,479
9,440	Home Depot, Inc. (The)	264,981
9,400	Marcus Corp.	88,924
4,500	McDonald's Corp.	296,415
17,630	Newell Rubbermaid, Inc.	258,103
30,090	News Corp., Class B	416,747
42,790	Staples, Inc.	815,149
33,610	Target Corp.	1,652,604
26,800	Toll Brothers, Inc. †	438,448
26,410	Walt Disney Co. (The)	831,915
2,070	Yum! Brands, Inc.	80,813
		5,842,224
Consumer Staples — 11.6%
3,290	Coca-Cola Co. (The)	164,895
5,000	Costco Wholesale Corp.	274,150
5,250	CVS Caremark Corp.	153,930
8,700	Estee Lauder Cos., Inc. (The), Class A	484,851
5,430	General Mills, Inc.	192,874
5,000	HJ Heinz Co.	216,100
11,600	Kellogg Co.	583,480
10,800	Kimberly-Clark Corp.	654,804
12,540	Kraft Foods, Inc., Class A	351,120
11,400	McCormick & Co., Inc.	432,744
13,150	PepsiCo, Inc.	801,492
17,210	Procter & Gamble Co. (The)	1,032,256
		5,342,696
Energy — 7.3%
2,660	Apache Corp.	223,945
2,360	Devon Energy Corp.	143,771
3,780	Diamond Offshore Drilling, Inc.	235,078
25,150	El Paso Corp.	279,417
6,920	Halliburton Co.	169,886
8,240	National Oilwell Varco, Inc.	272,497
11,110	Newfield Exploration Co. †	542,835
7,800	Petrohawk Energy Corp. †	132,366
24,300	Petroleo Brasileiro SA ADR	833,976
1,700	Schlumberger, Ltd.	94,078
12,870	Spectra Energy Corp.	258,301
10,870	Weatherford International, Ltd. †	142,832
		3,328,982
Financials — 14.9%
7,280	American Express Co.	289,016
18,000	Annaly Capital Management, Inc.	308,700
56,470	Bank of America Corp.	811,474
7	Berkshire Hathaway, Inc., Class A †	840,000
27,400	Charles Schwab Corp. (The)	388,532
66,090	Chimera Investment Corp.	238,585
28,230	Citigroup, Inc. †	106,145
6,150	Comerica, Inc.	226,505
11,000	Forest City Enterprises, Inc., Class A †	124,520
23,830	JPMorgan Chase & Co.	872,416
2,130	MetLife, Inc.	80,429
11,670	Moody's Corp.	232,466
16,820	Travelers Cos., Inc. (The)	828,385
7,150	Visa, Inc., Class A	505,862
39,010	Wells Fargo & Co.	998,656
		6,851,691

Shares		Value
Health Care — 10.4%
11,180	Abbott Laboratories	$523,000
20,700	AmerisourceBergen Corp., Class A	657,225
3,850	Amgen, Inc. †	202,510
22,150	Bristol-Myers Squibb Co.	552,421
7,030	Celgene Corp. †	357,264
5,650	Edwards Lifesciences Corp. †	316,513
15,090	Johnson & Johnson	891,215
9,250	Merck & Co., Inc.	323,473
13,090	Novartis AG ADR	632,509
14,810	Pfizer, Inc.	211,191
3,440	Roche Holding AG ADR	117,992
		4,785,313
Industrials — 10.7%
5,670	3M Co.	447,873
3,050	Covanta Holding Corp. †	50,600
3,780	Cummins, Inc.	246,191
5,860	Eaton Corp.	383,479
7,000	Emerson Electric Co.	305,830
56,220	General Electric Co.	810,692
7,180	Honeywell International, Inc.	280,235
47,680	Masco Corp.	513,037
7,160	McDermott International, Inc. †	155,086
8,910	Norfolk Southern Corp.	472,675
7,270	Quanta Services, Inc. †	150,126
6,760	Tyco International, Ltd.	238,155
9,310	United Parcel Service, Inc., Class B	529,646
1,100	Verisk Analytics, Inc., Class A †	32,890
10,000	Waste Management, Inc.	312,900
		4,929,415
Information Technology — 17.7%
5,040	Apple, Inc. †	1,267,711
15,710	ASML Holding NV, NY Shares	431,554
12,050	Autodesk, Inc. †	293,538
5,840	Automatic Data Processing, Inc.	235,118
21,730	Cisco Systems, Inc. †	463,066
2,800	Citrix Systems, Inc. †	118,244
14,620	Corning, Inc.	236,113
7,850	Dolby Laboratories, Inc., Class A †	492,117
5,330	eBay, Inc. †	104,521
11,700	EMC Corp. †	214,110
2,090	First Solar, Inc. †	237,905
1,540	Google, Inc., Class A †	685,223
9,490	Hewlett-Packard Co.	410,727
13,380	Intel Corp.	260,241
2,920	International Business Machines Corp.	360,562
2,420	Intuit, Inc. †	84,143
14,600	Juniper Networks, Inc. †	333,172
48,560	Microsoft Corp.	1,117,366
11,310	Oracle Corp.	242,713
14,470	Texas Instruments, Inc.	336,861
7,140	VeriSign, Inc. †	189,567
		8,114,572
Materials — 4.4%
6,330	Air Products & Chemicals, Inc.	410,247
3,400	BHP Billiton, Ltd. ADR	210,766
10,490	Celanese Corp., Series A	261,306
3,100	Ecolab, Inc.	139,221
3,240	EI du Pont de Nemours & Co.	112,072
18,050	International Paper Co.	408,471
6,000	PPG Industries, Inc.	362,460
2,860	United States Steel Corp.	110,253
		2,014,796

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Schedule of Investments - (Continued)	June 30, 2010 (Unaudited)

Shares		Value
Telecommunication Services — 2.3%
8,350	American Tower Corp., Class A †	$371,575
14,440	AT&T, Inc.	349,303
12,630	Verizon Communications, Inc.	353,893
		1,074,771
Utilities — 1.9%
13,900	NextEra Energy, Inc.	677,764
9,600	NRG Energy, Inc. †	203,616
		881,380
Total Common Stock (Cost $37,077,635)	43,165,840

Total Investments — 93.9% (Cost $37,077,635)	43,165,840

Other Assets & Liabilities, Net — 6.1%	2,806,249

NET ASSETS — 100.0%	$45,972,089

†	Non-income producing security.

ADR – American Depositary Receipt

NY – New York

As of June 30, 2010, all of the Fund’s investments in securities were considered Level 1.  Please see Note 2 in Notes to the Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2010 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value (Note 2)	$97,589,241	$—	$100,991,744	$32,766,757	$32,198,316	$43,165,840
Investments in affiliated funds, at value	81,272,675	156,528,827	—	—	—	—
Cash	—	391,814	—	—	—	—
Cash equivalents	833,334	—	3,840,001	141,178	310,489	2,897,545
Foreign currency, at value	—	—	—	—	24,246	—
Receivable for investment securities sold and matured	1,403,563	—	8,113,359	207,803	10,189	35,007
Dividends and interest receivable	97,337	—	911,251	4,683	76,423	66,921
Receivable for Fund shares sold	12,860	10,325	17,657	11,874	10,640	10,865
Prepaid expenses and other assets	8,036	6,404	3,850	1,360	17,873	1,980
Reclaims receivable	—	—	384	—	117,057	—
Total assets	181,217,046	156,937,370	113,878,246	33,133,655	32,765,233	46,178,158

LIABILITIES:
Forward commitment	—	—	108,453	—	—	—
Payable for investment securities purchased	952,694	—	11,542,191	403,241	—	122,063
Distribution fees payable (Note 4)	81,954	—	44,585	14,716	14,228	20,600
Investment advisory fees payable (Note 3)	60,423	—	48,430	25,891	22,054	33,767
Payable for Fund shares redeemed	26,675	44,714	—	4,222	4,586	—
Administration and accounting fees payable	22,947	19,191	12,560	4,125	3,982	5,767
Trustees' fees payable	4,838	4,082	2,618	826	830	1,216
Chief Compliance Officer expenses payable	3,593	2,945	1,825	604	643	896
Obligation to return securities lending collateral	—	—	—	18	—	—
Other accrued expenses	118,877	70,112	91,148	32,594	66,726	21,760
Total liabilities	1,272,001	141,044	11,851,810	486,237	113,049	206,069

NET ASSETS	$179,945,045	$156,796,326	$102,026,436	$32,647,418	$32,652,184	$45,972,089

NET ASSETS consist of:
Paid-in capital	$331,185,472	$187,681,043	$99,309,437	$49,806,206	$47,147,209	$63,714,169
Undistributed net investment income (accumulated net investment loss)	188,834	3,216,851	5,270,287	(202,791)	651,942	738,503
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(143,146,061)	(33,359,059)	1,923,287	(16,987,069)	(9,934,923)	(24,568,788)
Net unrealized appreciation/ (depreciation) of investments, investments in affiliated funds and other assets and liabilities denominated in foreign currencies	(8,283,200)	(742,509)	(4,476,575)	31,072	(5,212,044)	6,088,205

NET ASSETS	$179,945,045	$156,796,326	$102,026,436	$32,647,418	$32,652,184	$45,972,089

SHARES OUTSTANDING: (Unlimited shares authorized)	12,040,305	10,918,571	8,361,872	3,026,928	3,161,705	4,953,409

NET ASSET VALUE: (Offering and redemption price per share)	$14.95	$14.36	$12.20	$10.79	$10.33	$9.28

Investments, at cost (Note 2)	$100,997,075	$—	$105,468,175	$32,735,685	$37,419,419	$37,077,635
Investments in affiliated funds, at cost	86,148,041	157,271,336	—	—	—	—
Forward commitment, proceeds receivable	—	—	108,309	—	—	—
Foreign currency, at cost	—	—	—	—	24,246	—
Market value of securities on loan	—	—	—	—	—	—

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2010 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends	$1,031,649	$—	$9,409	$64,954	$730,429	$524,930
Dividends from affiliated funds	—	—	—	—	—	—
Interest	303	—	2,321,206	71	56	654
Foreign taxes withheld	—	—	—	—	(68,453)	(9,237)
Total income	1,031,952	—	2,330,615	65,025	662,032	516,347

EXPENSES:
Investment advisory fees (Note 3)	389,833	—	284,795	203,477	180,551	215,922
Distribution fees (Note 4)	219,529	—	129,455	44,233	45,137	63,399
Administration and accounting fees	71,138	58,077	36,259	12,319	12,569	17,752
Chief Compliance Officer expenses	1,404	1,158	728	250	241	351
Professional fees	47,838	41,549	25,341	8,700	9,018	12,785
Transfer agent fees	39,490	10,340	6,320	2,176	2,347	3,203
Custodian fees	31,406	3,126	9,636	16,740	32,971	3,226
Printing fees	24,726	19,864	12,378	4,201	4,293	6,095
Trustees' fees and expenses (Note 3)	18,496	15,130	9,342	3,137	3,292	4,614
Other	19,494	12,992	47,787	13,991	33,751	4,439
Total expenses	863,354	162,236	562,041	309,224	324,170	331,786
Fees waived by Adviser (Note 3)	—	—	—	(41,408)	(37,163)	—
Net expenses	863,354	162,236	562,041	267,816	287,007	331,786

Net Investment income/(loss)	168,598	(162,236)	1,768,574	(202,791)	375,025	184,561

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTE 2 AND 5):
Net realized gain/(loss) from:
Investments	8,596,712	—	503,407	1,679,646	(378,403)	1,246,312
Investments in affiliated funds	261,729	1,737,161
Futures contracts	55,002	—	—	—	—	—
Forward foreign currency exchange contracts and foreign currency transactions	—	—	53,995	—	(4,975)	—
Net change in unrealized appreciation/(depreciation) of:
Investments	(19,186,198)	—	4,007,031	(2,581,471)	(4,247,966)	(5,011,686)
Investments in affiliated funds	(8,782,220)	(5,331,985)
Futures contracts	(11,677)	—	—	—	—	—
Forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	—	—	(53,995)	—	(13,925)	—

Net realized and unrealized gain/(loss) on investments, futures contracts and foreign currencies	(19,066,652)	(3,594,824)	4,510,438	(901,825)	(4,645,269)	(3,765,374)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,898,054)	$(3,757,060)	$6,279,012	$(1,104,616)	$(4,270,244)	$(3,580,813)

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2010 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$168,598	$(162,236)	$1,768,574	$(202,791)	$375,025	$184,561
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	8,913,443	1,737,161	557,402	1,679,646	(383,378)	1,246,312
Net change in unrealized appreciation/(depreciation) of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	(27,980,095)	(5,331,985)	3,953,036	(2,581,471)	(4,261,891)	(5,011,686)
Net increase/(decrease) in net assets resulting from operations	(18,898,054)	(3,757,060)	6,279,012	(1,104,616)	(4,270,244)	(3,580,813)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	867,122	1,268,622	5,328,454	480,738	899,344	571,881
Shares redeemed	(9,743,243)	(7,599,605)	(10,155,988)	(1,683,158)	(1,634,449)	(2,646,481)

Net decrease in net assets from capital stock transactions	(8,876,121)	(6,330,983)	(4,827,534)	(1,202,420)	(735,105)	(2,074,600)

Net increase/(decrease) in net assets	(27,774,175)	(10,088,043)	1,451,478	(2,307,036)	(5,005,349)	(5,655,413)

NET ASSETS:
Beginning of period	207,719,220	166,884,369	100,574,958	34,954,454	37,657,533	51,627,502
End of period	$179,945,045	$156,796,326	$102,026,436	$32,647,418	$32,652,184	$45,972,089

Undistributed net investment income/(Accumulated net investment loss) at end of period	$188,834	$3,216,851	$5,270,287	$(202,791)	$651,942	$738,503

CAPITAL SHARE TRANSACTIONS:
Shares sold	52,140	84,697	451,440	41,648	79,472	57,257
Shares redeemed	(583,189)	(507,641)	(842,610)	(144,951)	(144,296)	(260,171)

Net decrease in shares outstanding	(531,049)	(422,944)	(391,170)	(103,303)	(64,824)	(202,914)

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2009

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$2,310,232	$3,379,125	$3,471,124	$(305,964)	$530,394	$553,971
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	(51,378,005)	(5,898,998)	1,292,547	(2,528,666)	(4,833,145)	(19,578,236)
Net change in unrealized appreciation of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	101,651,272	28,179,406	7,576,838	10,716,339	13,318,009	28,166,606
Net increase in net assets resulting from operations	52,583,499	25,659,533	12,340,509	7,881,709	9,015,258	9,142,341

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,338,855)	(5,314,130)	(4,609,550)	—	(596,674)	(821,779)
Total distributions to shareholders	(2,338,855)	(5,314,130)	(4,609,550)	—	(596,674)	(821,779)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	5,702,250	1,499,605	12,803,458	1,337,131	1,838,303	1,430,497
Shares issued as reinvestment of distributions	2,317,402	5,314,129	4,609,547	—	596,674	821,778
Shares redeemed	(104,878,910)	(15,532,524)	(26,172,970)	(5,117,537)	(6,049,914)	(3,523,125)
Net decrease in net assets from capital stock transactions	(96,859,258)	(8,718,790)	(8,759,965)	(3,780,406)	(3,614,937)	(1,270,850)

Net increase/(decrease) in net assets	(46,614,614)	11,626,613	(1,029,006)	4,101,303	4,803,647	7,049,712

NET ASSETS:
Beginning of year	254,333,834	155,257,756	101,603,964	30,853,151	32,853,886	44,577,790
End of year	$207,719,220	$166,884,369	$100,574,958	$34,954,454	$37,657,533	$51,627,502
Undistributed net investment income/(Accumulated net investment loss)/ (Distributions in excess of net investment income) at end of year	$20,236	$3,379,087	$3,501,713	$—	$276,917	$553,942

CAPITAL SHARE TRANSACTIONS:
Shares sold	406,602	109,042	1,084,272	145,250	190,723	167,792
Shares issued as reinvestment of distributions	138,933	359,063	401,528	—	50,824	81,445
Shares redeemed	(6,791,248)	(1,193,032)	(2,292,681)	(562,985)	(645,632)	(416,353)
Net decrease in shares outstanding	(6,245,713)	(724,927)	(806,881)	(417,735)	(404,085)	(167,116)

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$16.52		$13.52	$22.97	$25.24	$22.35	$21.34

Income/(loss) from investment operations:
Net investment income1	0.01		0.14	0.15	0.14	0.21	0.25
Net realized and unrealized gain/(loss) on investments and futures contracts	(1.58)		3.05	(9.39)	0.47	3.57	1.01
Total from investment operations	(1.57)		3.19	(9.24)	0.61	3.78	1.26

Less distributions:
From net investment income	0.00		(0.19)	(0.17)	(0.15)	(0.23)	(0.25)
From capital gains	0.00		0.00	(0.04)	(2.73)	(0.66)	0.00
Total distributions	0.00		(0.19)	(0.21)	(2.88)	(0.89)	(0.25)
Net asset value, end of period	$14.95		$16.52	$13.52	$22.97	$25.24	$22.35
Total return2	(9.50	)%3	23.57%	(40.19)%	2.20%	16.92%	5.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$179,945		$207,719	$254,334	$496,132	$527,981	$505,499
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.85	%4	1.16%	1.17%	1.13%	1.00%	0.86%
Operating expenses excluding reimbursement/waiver and excluding earnings credits†	0.85	%4	1.16%	1.17%	1.13%	1.03%	0.93%
Net investment income	0.17	%4	0.97%	0.80%	0.54%	0.87%	1.15%
Portfolio turnover rate	29	%3	350%	93%	81%	135%	44%

†	These ratios do not include expenses from the underlying funds.
1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$14.71		$12.87	$20.75	$20.13	$18.72	$17.95

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.01)		0.30	0.35	0.39	0.41	0.11
Net realized and unrealized gain/(loss) on investments	(0.34)		2.02	(5.94)	0.23	1.76	0.66
Total from investment operations	(0.35)		2.32	(5.59)	0.62	2.17	0.77

Less distributions:
From net investment income	0.00		(0.48)	(1.13)	0.00	(0.70)	0.00
From capital gains	0.00		0.00	(1.16)	0.00	(0.06)	0.00
Total distributions	0.00		(0.48)	(2.29)	0.00	(0.76)	0.00
Net asset value, end of period	$14.36		$14.71	$12.87	$20.75	$20.13	$18.72
Total return2	(2.38	)%3	18.03%	(26.68)%	3.08%	11.59%	4.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$156,796		$166,884	$155,258	$243,184	$260,416	$256,819
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.20	%4	0.22%	0.16%	0.09%	0.08%	0.06%
Operating expenses excluding reimbursement/waiver and excluding earnings credits†	0.20	%4	0.22%	0.16%	0.09%	0.10%	0.06%
Net investment income/(loss)	(0.20	)%4	2.21%	1.92%	1.88%	2.09%	0.60%
Portfolio turnover rate	6	%3	46%	30%	10%	4%	1%

†	These ratios do not include expenses from the underlying funds.
1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.49		$10.63	$12.29	$12.36	$12.40	$12.16

Income/(loss) from investment operations:
Net investment income1	0.20		0.40	0.54	0.56	0.52	0.45
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.51		1.01	(1.33)	(0.05)	(0.03)	(0.21)
Total from investment operations	0.71		1.41	(0.79)	0.51	0.49	0.24

Less distributions:
From net investment income	0.00		(0.55)	(0.60)	(0.56)	(0.52)	0.00
From capital gains	0.00		0.00	(0.27)	(0.02)	(0.01)	0.00
Total distributions	0.00		(0.55)	(0.87)	(0.58)	(0.53)	0.00
Net asset value, end of period	$12.20		$11.49	$10.63	$12.29	$12.36	$12.40
Total return2	6.18	%3	13.29%	(6.44)%	4.21%	3.99%	1.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$102,026		$100,575	$101,604	$127,463	$129,228	$127,380
Operating expenses including reimbursement/waiver and excluding earnings credits	1.09	%4	1.08%	1.05%	0.98%	1.02%	0.95%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.09	%4	1.08%	1.05%	1.05%	1.05%	1.00%
Net investment income	3.42	%4	3.49%	4.52%	4.47%	4.12%	3.64%
Portfolio turnover rate	123	%3	318%	367%	458%	421%	765%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Growth Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.17		$8.70	$16.22	$14.24	$12.78	$12.33

Income/(loss) from investment operations:
Net investment loss1	(0.07)		(0.09)	(0.11)	(0.13)	(0.18)	(0.11)
Net realized and unrealized gain/(loss) on investments	(0.31)		2.56	(7.41)	2.11	1.64	0.56
Total from investment operations	(0.38)		2.47	(7.52)	1.98	1.46	0.45
Net asset value, end of period	$10.79		$11.17	$8.70	$16.22	$14.24	$12.78
Total return2	(3.40	)%3	28.39%	(46.36)%	13.91%	11.42%	3.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,647		$34,954	$30,853	$58,758	$54,195	$52,655
Operating expenses including reimbursement/waiver and excluding earnings credits	1.51	%4	1.63%	1.64%	1.45%	1.60%	1.66%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.75	%4	1.86%	1.88%	1.76%	1.76%	1.73%
Net investment loss	(1.15	)%4	(0.98)%	(0.86)%	(0.85)%	(1.29)%	(0.94)%
Portfolio turnover rate	74	%3	174%	199%	110%	240%	152%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.67		$9.05	$16.44	$16.11	$13.11	$11.91

Income/(loss) from investment operations:
Net investment income1	0.12		0.16	0.25	0.13	0.07	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(1.46)		2.65	(7.44)	1.26	3.04	1.11
Total from investment operations	(1.34)		2.81	(7.19)	1.39	3.11	1.21

Less distributions:
From net investment income	0.00		(0.19)	(0.20)	(0.15)	(0.11)	(0.01)
From capital gains	0.00		0.00	0.00	(0.91)	0.00	0.00
Total distributions	0.00		(0.19)	(0.20)	(1.06)	(0.11)	(0.01)
Net asset value, end of period	$10.33		$11.67	$9.05	$16.44	$16.11	$13.11
Total return2	(11.48	)%3	31.02%	(43.75)%	8.73%	23.76%	10.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,652		$37,658	$32,854	$57,093	$51,219	$41,882
Operating expenses including reimbursement/waiver and excluding earnings credits	1.59	%4	1.64%	1.56%	2.06%	2.10%	1.71%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.80	%4	1.84%	1.78%	2.26%	2.27%	1.80%
Net investment income	2.08	%4	1.61%	1.90%	0.77%	0.49%	0.84%
Portfolio turnover rate	7	%3	29%	27%	106%	103%	48%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.01		$8.37	$15.77	$17.43	$16.21	$15.42

Income/(loss) from investment operations:
Net investment income1	0.04		0.11	0.16	0.17	0.21	0.20
Net realized and unrealized gain/(loss) on investments	(0.77)		1.69	(6.58)	(0.60)	3.12	0.59
Total from investment operations	(0.73)		1.80	(6.42)	(0.43)	3.33	0.79

Less distributions:
From net investment income	0.00		(0.16)	(0.17)	(0.21)	(0.22)	0.00	2
From capital gains	0.00		0.00	(0.81)	(1.02)	(1.89)	0.00
Total distributions	0.00		(0.16)	(0.98)	(1.23)	(2.11)	0.00
Net asset value, end of period	$9.28		$10.01	$8.37	$15.77	$17.43	$16.21
Total return3	(7.29	)%4	21.51%	(40.39)%	(2.63)%	20.52%	5.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$45,972		$51,628	$44,578	$83,802	$91,154	$79,445
Operating expenses including reimbursement/waiver and excluding earnings credits	1.31	%5	1.36%	1.32%	1.28%	1.23%	1.03%
Operating expenses excluding reimbursement/waiver and excluding earnings credits	1.31	%5	1.36%	1.32%	1.29%	1.32%	1.26%
Net investment income	0.73	%5	1.23%	1.27%	0.96%	1.20%	1.29%
Portfolio turnover rate	13	%4	182%	34%	21%	46%	28%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Less than $0.01 per share.
3
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4	Not annualized.
5	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2010 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the “Funds”, and each a “Fund”). The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Small Cap Growth Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Trust, or the Funds’ Valuation Committee. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Equity and Balanced Funds are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2010, there have been no significant changes to the Funds’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Funds’ financial statements.

Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, if applicable, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

When-issued and delayed delivery investments — The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase agreements — Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing, Inc. (“PNCGIS”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. There were no repurchase agreements as of June 30, 2010.

Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Cash equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. Amounts invested are generally available on the same business day.

Securities lending — The Equity, Income, Small Cap Growth, International Equity and the Socially Responsible Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNCGIS, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2010 are shown on the Statement of Assets and Liabilities. The PNC Institutional Money Market Trust was purchased with proceeds from collateral received from securities on loan. At June 30, 2010 $18 of this security represents the collateral received for securities on loan in the Small Cap Growth Fund.

Mortgage dollar rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited. There were no mortgage dollar rolls as of June 30, 2010.

ADRs, EDRs and GDRs — The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Asset-backed and mortgage securities — The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower the Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Forward currency contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or based upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund — Madison Square Investors and Victory Capital Management, Inc.; Income Fund — Western Asset Management Company and Western Asset Management Limited; International Equity Fund — PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Growth Fund — Mellon Capital Management Corporation and Copper Rock Capital Partners, LLC; Socially Responsible Fund — Clear Bridge Advisors, LLC.

Each sub-adviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

For the six months ended June 30, 2010, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Average Daily Net Assets	Rate on Average Daily Net Assets in Excess of $1 Billion
Equity Fund*	0.70%	0.60%
Balanced Fund**	0.55	0.45
Income Fund	0.55	0.45
Small Cap Growth Fund	1.15	1.15
International Equity Fund	1.00	0.90
Socially Responsible Fund	0.85	0.75

*
The Equity Fund invests in the Wilshire Large Cap Core 130/30 Fund (the “130/30 Fund”). The Adviser directly receives from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the 130/30 Fund.

**
The Balanced Fund operates under a “fund of funds” structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds. The Adviser did not receive fees from the Balanced Fund during the six months ended June 30, 2010.

For the six months ended June 30, 2010, the Adviser voluntarily waived fees in the amounts listed below.

Fund	Advisory Fees Voluntarily Waived
Equity Fund	$—
Balanced Fund	—
Income Fund	—
Small Cap Growth Fund	41,408
International Equity Fund	37,163
Socially Responsible Fund	—

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

SEI Investments Global Funds Services (“SEI”) serves as the Funds’ administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Funds’ transfer agent and dividend disbursing agent. PNCGIS serves as the Funds’ Custodian. SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ distributor.

Officers and Trustees’ expenses — The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Distributor did not receive fees from the Balanced Fund during the six months ended June 30, 2010.

5. Security Transactions.

For the six months ended June 30, 2010, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$58,663,418	$66,335,775
Income Fund	9,625,242	11,172,698
Small Cap Growth Fund	25,894,510	27,043,911
International Equity Fund	2,653,330	2,985,064
Socially Responsible Fund	6,125,369	6,896,935

Purchases and sales of U.S. Government securities during the six months ended June 30, 2010 were:

Fund	Purchases	Proceeds from Sales
Income Fund	$108,532,101	$115,931,329

Purchases and sales of affiliated investments during the six months ended June 30, 2010, and value as of June 30, 2010 were:

Fund	Purchases	Sales	Value June 30, 2010
Equity Fund
Wilshire Large Cap Core 130/30 Fund	$—	$—	$81,272,675
Balanced Fund
Wilshire Large Cap Core 130/30 Fund	5,281,289	7,334,794	83,090,293
Wilshire Variable Insurance Trust Income Fund	4,161,554	8,721,557	73,438,534

The Funds did not receive dividend income from affiliated funds during the six months ended June 30, 2010.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

6. Significant Shareholder Activity.

On June 30, 2010, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (1 omnibus shareholder)	88%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Small Cap Growth Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

7. Tax Information.

No provision for Federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2010	2016	2017
Equity Fund	$—	$71,015,820	$76,210,340
Balanced Fund	—	22,469,680	12,404,279
Small Cap Growth Fund	2,873,881	12,003,668	3,386,074
International Equity Fund	—	4,489,974	4,827,194
Socially Responsible Fund	—	6,188,822	19,588,055

The tax character of distributions declared during the years ended December 31, 2009 and 2008 were as follows:

Fund	2009 Ordinary Income	2009 Capital Gains	2008 Ordinary Income	2008 Capital Gains
Equity Fund	$2,338,855	$—	$3,226,528	$688,615
Balanced Fund	5,314,130	—	12,582,487	11,917,147
Income Fund	4,609,550	—	7,837,420	—
International Equity Fund	596,674	—	719,012	—
Socially Responsible Fund	821,779	—	883,219	3,836,938

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

At December 31, 2009, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	Equity Fund	Balanced Fund	Income Fund	Small Cap Growth Fund	International Equity Fund	Socially Responsible Fund
Undistributed ordinary income	$20,236	$3,379,089	$4,946,903	$—	$319,558	$553,941
Capital loss carryforwards	(147,226,160)	(34,873,959)	—	(18,263,623)	(9,317,168)	(25,776,877)
Unrealized appreciation/(depreciation)	14,863,551	4,367,213	(8,454,921)	2,209,451	(1,227,171)	11,061,669
Other temporary differences	—	—	(53,995)	—	—	—
Total accumulated earnings/(loss)	$(132,342,373)	$(27,127,657)	$(3,562,013)	$(16,054,172)	$(10,224,781)	$(14,161,267)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2010 for each Fund are as follows (excluding forward commitments):

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Equity Fund	$187,145,116	$5,190,407	$(13,473,607)	$(8,283,200)
Balanced Fund	157,273,220	3,730,257	(4,474,650)	(744,393)
Income Fund	105,468,175	4,525,306	(9,001,737)	(4,476,431)
Small Cap Growth Fund	32,735,685	3,450,914	(3,419,842)	31,072
International Equity Fund	37,419,419	2,742,598	(7,963,701)	(5,221,103)
Socially Responsible Fund	37,077,635	7,591,087	(1,502,882)	6,088,205

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

8. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9. Risks.

Credit risk — The Income Fund invests primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by the recent economic developments. In addition, the Income Fund’s investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Income Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Income Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

Foreign security risk — The Income and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Income and International Equity Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Income Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

10. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2010.

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2010

Wilshire Variable Insurance Trust
Equity Fund Balanced Fund Income Fund	Small Cap Growth Fund International Equity Fund Socially Responsible Fund
Board of Trustees
Roger A. Formisano Richard A. Holt Harriet A. Russell Suanne K. Luhn	Lawrence E. Davanzo George J. Zock Chairman of the Board
Officers of the Funds
Lawrence E. Davanzo President	Victor Zhang Vice President
Helen Thompson Vice President	James St. Aubin Vice President
Michael Wauters Treasurer	Alex Kaye Vice President
Guarav Chopra Assistant Treasurer	Reena Lalji Secretary
Aaron Eubanks Chief Compliance Officer

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PNC Global Investment Servicing
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers
Clear Bridge Advisors LLC
620 8th Avenue
New York, NY 10018

Copper Rock Capital Partners, LLC
200 Clarendon Street
Boston, MA 02116

Madison Square Investors
51 Madison Avenue
New York, NY 15258

Mellon Capital Management Corporation
1633 Broadway, 13th Floor
New York, NY 10019

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Victory Capital Management, Inc.
127 Public Square
Cleveland, OH 41114

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-001-0300

SEMI-ANNUAL REPORT (Unaudited) 2015 ETF Fund 2025 ETF Fund 2035 ETF Fund
June 30, 2010

Table of Contents

Shareholder Letter	2
Fund Commentaries	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to the Financial Statements	20
Additional Fund Information	25

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to shareholders of the Wilshire Variable Insurance Trust (the “Trust”) Target Maturity Funds (the “Funds”). This report covers the period from January 1, 2010, to June 30, 2010 (the “Period”), for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund.

MARKET ENVIRONMENT

The global equity market recovery that began in March 2009 continued through the first quarter of 2010, but after four consecutive positive quarterly returns, suffered a significant setback during the second quarter. The S&P 500 Index posted a year-to-date return of -6.7% through June 30 after falling 11.4% in the second quarter as the lingering Greek sovereign debt crisis and heightened fears of a broader European credit contagion sparked a global market sell-off and a general flight to safety.

Developed international equity markets yielded to strong selling pressure as well in the first six months of the year, tumbling -13.2% as the lingering sovereign debt crisis in Greece sparked the sell-off. The best-performing regions in the Period were Japan and Pacific Ex-Japan, returning -2.7% and –6.0% respectively, while Europe Ex-U.K. was the worst-performing region, returning -17.8% for the Period as the region squarely felt the continued consequences of the European sovereign debt crisis and a weaker Euro currency.

Fixed income markets fared much better for the year-to-date period, benefitting from the market’s overall flight to quality. Core U.S. bonds posted strong gains with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were positive but lagged investment grade bonds as credit spreads widened during the second quarter, with the Merrill Lynch High Yield Master II Index returning +4.7%. During the Period investors broadly rotated out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit.

The U.S. economic recovery on balance continues to remain positive, but more recent data points to the recovery slowing. U.S. real GDP increased at an annualized rate of 2.4% in the second quarter, following the first quarter’s 3.7% gain. However, austerity measures being implemented in many countries battling excessive debt levels have led many pundits to revise future economic growth expectations downward, although the possibility of a double dip recession in the U.S., as a few have suggested may be looming, appears unlikely at this point in time. Unemployment continues to remain stubbornly high at 9.5%, although the employment picture has shown marginal improvement more recently in the private sector.

FUND PERFORMANCE REVIEW

With the heightened level of volatility in the equity markets, the first six months of the year proved to be a challenging but mixed Period for the Wilshire Target Maturity Funds. The 2025 ETF Fund slightly outperformed its benchmark, while the 2015 ETF Fund and 2035 ETF Fund underperformed their benchmarks.

While we are somewhat encouraged by the mixed performance of the Funds over the last six months, we anticipate improved performance in the coming quarters.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo
President

2

Wilshire Variable Insurance Trust 2015 ETF Fund Commentary

2015 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(3.09)%
One Year Ended 06/30/10	12.15%
Inception (05/01/06) through 6/30/10	(0.59)%

S&P TARGET DATE 2015 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(1.97)%
One Year Ended 06/30/10	12.65%
Inception (05/31/06) through 6/30/10	1.34%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2015 Index (the “Index”) seeks to represent the average asset allocation of 2015 target date funds. The Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2010, fees totaling 0.09% of average net assets were waived.

3

Wilshire Variable Insurance Trust 2015 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The investment objective of the 2015 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Developed international equity markets, as measured by the MSCI EAFE Index, yielded to strong selling pressure as well, falling -13.2%. The best-performing regions in the quarter were Japan and Emerging Markets, returning -9.1% and -10.1% respectively, while Europe was the worst-performing region, returning -15.8%. Fixed income markets fared much better during the first six months of the year as compared to equities, benefitting from the market’s overall flight to safety. As credit fears increased, investors began rotating out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit. Core U.S. bonds posted strong gains during the period with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were also positive but didn’t fare as well as their higher quality counterparts, returning +4.7% as measured by the Merrill Lynch High Yield Master II Index.

The Fund returned -3.09% for the first six months of 2010, underperforming the Fund’s benchmark (S&P Target Date 2015 Index) return of -1.97% by -1.12%. The Fund’s asset allocation mix as compared to its peers detracted from performance during the period. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund, which maintained approximately 40% of its assets in high credit quality intermediate-term and short-term bond investments while investing the remaining 60% in diversified domestic and international equities.

*	Based on percent of Fund’s total investments in securities, at value.

4

Wilshire Variable Insurance Trust 2025 ETF Fund Commentary

2025 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(3.82)%
One Year Ended 06/30/10	12.42%
Inception (05/01/06) through 6/30/10	(1.92)%

S&P TARGET DATE 2025 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(3.90)%
One Year Ended 06/30/10	13.82%
Inception (05/31/06) through 06/30/10	0.02%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2025 Index (the “Index”) seeks to represent the average asset allocation of 2025 target date funds. The Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2010, fees totaling 0.10% of average net assets were waived.

5

Wilshire Variable Insurance Trust 2025 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The investment objective of the 2025 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Developed international equity markets, as measured by the MSCI EAFE Index, yielded to strong selling pressure as well, falling -13.2%. The best-performing regions in the quarter were Japan and Emerging Markets, returning -9.1% and -10.1% respectively, while Europe was the worst-performing region, returning -15.8%. Fixed income markets fared much better during the first six months of the year as compared to equities, benefitting from the market’s overall flight to safety. As credit fears increased, investors began rotating out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit. Core U.S. bonds posted strong gains during the period with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were also positive but didn’t fare as well as their higher quality counterparts, returning +4.7% as measured by the Merrill Lynch High Yield Master II Index.

The Fund returned -3.82% for the first six months of 2010, slightly outperforming the Fund’s benchmark (S&P Target Date 2025 Index) return of –3.90% by +0.08%. The Fund’s asset allocation mix as compared to its peers contributed to performance during the period. Investors’ objectives of seeking capital appreciation and current income are balanced in the Fund’s portfolio, which maintained approximately 67% in diversified domestic and international equities while investing the remaining 33% of its assets in high credit quality intermediate-term and short-term bond investments.

*	Based on percent of Fund’s total investments in securities, at value.

6

Wilshire Variable Insurance Trust 2035 ETF Fund Commentary

2035 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/10*	(5.38)%
One Year Ended 06/30/10	12.47%
Inception (05/01/06) through 06/30/10	(3.87)%

S&P TARGET DATE 2035 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/10*	(5.21)%
One Year Ended 06/30/10	14.21%
Inception (05/31/06) through 06/30/10	(1.16)%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)  The S&P Target Date 2035 Index (the “Index”) seeks to represent the average asset allocation of 2035 target date funds. The Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2010, fees totaling 0.10% of average net assets were waived.

7

Wilshire Variable Insurance Trust 2035 ETF Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2010)

The investment objective of the 2035 ETF Fund (“Fund”) is to provide capital appreciation with current income and maximize total return until its target retirement date. Thereafter, the Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The chart above provides an illustrative allocation among the underlying ETFs, and the actual allocations will vary over time.

The first half of 2010 saw higher market volatility rear its ugly head again after being somewhat benign during the latter half of 2009. After three consecutive positive quarters to close out 2009, the U.S. stock market posted another strong return in the first quarter as the S&P 500 Index rose +5.4%. However, the rally abruptly reversed course in the second quarter as global equity markets suffered a significant correction as the lingering Greek and European sovereign debt crisis sparked a global equity market sell-off and a general flight to safety. The S&P 500 Index fell -11.4% during the quarter and left the index with a year-to-date loss of -6.7%. Developed international equity markets, as measured by the MSCI EAFE Index, yielded to strong selling pressure as well, falling -13.2%. The best-performing regions in the quarter were Japan and Emerging Markets, returning -9.1% and -10.1% respectively, while Europe was the worst-performing region, returning -15.8%. Fixed income markets fared much better during the first six months of the year as compared to equities, benefitting from the market’s overall flight to safety. As credit fears increased, investors began rotating out of stocks and lower-quality corporate bonds and shifted into areas of relative safety such as U.S. Treasuries and high investment grade credit. Core U.S. bonds posted strong gains during the period with the Barclays Capital U.S. Aggregate Bond Index returning +5.3%, while credit sensitive high yield bonds were also positive but didn’t fare as well as their higher quality counterparts, returning +4.7% as measured by the Merrill Lynch High Yield Master II Index.

The Fund returned -5.38% for the first six months of 2010, slightly underperforming the Fund’s benchmark (S&P Target Date 2035 Index) return of -5.21% by -0.17%. The Fund’s asset allocation mix as compared to its peers slightly detracted from performance during the period. Investors’ objectives of seeking capital appreciation and current income are balanced in the Fund’s portfolio, which maintained approximately 78% in diversified domestic and international equities while investing the remaining 22% of its assets in high credit quality intermediate-term and short-term bond investments.

*	Based on percent of Fund’s total investments in securities, at value.

8

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2010 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

9

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2010 (Unaudited)

	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expense Ratio(1)(2)	Expenses Paid During Period 01/01/10-06/30/10(3)(4)
2015 ETF Fund
Actual Fund Return	$1,000.00	$969.10	0.60%	$2.93
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2025 ETF Fund
Actual Fund Return	$1,000.00	$961.80	0.60%	$2.92
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2035 ETF Fund
Actual Fund Return	$1,000.00	$946.20	0.60%	$2.90
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01

(1)	The expense ratio does not include the expenses of the ETFs.
(2)	Annualized, based on the Fund’s expenses for the most recent fiscal half-year.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(4)	Expenses shown do not include annuity contract fees.

10

Wilshire Variable Insurance Trust Schedules of Investments June 30, 2010 (Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 98.9%
70,180	iShares Barclays TIPS Bond Fund	$7,502,944
53,530	iShares MSCI EAFE Index Fund	2,489,680
2,960	SPDR Barclays Capital High Yield Bond ETF	111,977
31,800	SPDR Barclays Capital International Treasury Bond ETF	1,709,250
9,820	SPDR Dow Jones International Real Estate ETF	306,089
14,920	Vanguard Emerging Markets ETF	566,811
440	Vanguard Growth ETF	21,402
5,030	Vanguard Large-Cap ETF	235,857
60,295	Vanguard Mega Cap 300 Growth ETF	2,286,386
68,180	Vanguard Mega Cap 300 Value ETF	2,220,616
12,805	Vanguard Mid-Cap Growth Index Fund	600,682
14,035	Vanguard Mid-Cap Value Index Fund	614,873
13,740	Vanguard REIT ETF	638,773
10,335	Vanguard Small-Cap Growth ETF	608,421
20,470	Vanguard Small-Cap Value ETF	1,103,333
9,020	Vanguard Total Bond Market ETF	734,048

Total Exchange-Traded Funds — 98.9% (Cost $21,164,217)	21,751,142

Total Investments — 98.9% (Cost $21,164,217)	21,751,142

Other Assets & Liabilities, Net — 1.1%	250,859

NET ASSETS — 100.0%	$22,002,001

2025 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 99.0%
42,160	iShares Barclays TIPS Bond Fund	$4,507,326
57,840	iShares MSCI EAFE Index Fund	2,690,139
2,570	SPDR Barclays Capital High Yield Bond ETF	97,223
22,825	SPDR Barclays Capital International Treasury Bond ETF	1,226,844
4,235	SPDR Dow Jones International Real Estate ETF	132,005
14,050	Vanguard Emerging Markets ETF	533,759
560	Vanguard Growth ETF	27,238
14,990	Vanguard Large-Cap ETF	702,881
52,420	Vanguard Mega Cap 300 Growth ETF	1,987,766
59,530	Vanguard Mega Cap 300 Value ETF	1,938,886
11,770	Vanguard Mid-Cap Growth Index Fund	552,131
12,895	Vanguard Mid-Cap Value Index Fund	564,930
11,825	Vanguard REIT ETF	549,744
9,647	Vanguard Small-Cap Growth ETF	567,919
17,660	Vanguard Small-Cap Value ETF	951,874
18,070	Vanguard Total Bond Market ETF	1,470,537

Total Exchange-Traded Funds — 99.0% (Cost $18,224,912)	18,501,202

Total Investments — 99.0% (Cost $18,224,912)	18,501,202

Other Assets & Liabilities, Net — 1.0%	178,168

NET ASSETS — 100.0%	$18,679,370

See Notes to Financial Statements.

11

Wilshire Variable Insurance Trust Schedules of Investments - (Continued) June 30, 2010 (Unaudited)

2035 ETF Fund
Shares		Value

EXCHANGE-TRADED FUNDS — 98.4%
20,030	iShares Barclays TIPS Bond Fund	$2,141,407
73,656	iShares MSCI EAFE Index Fund	3,425,741
20,020	SPDR Barclays Capital International Treasury Bond ETF	1,076,075
2,820	SPDR Dow Jones International Real Estate ETF	87,899
17,520	Vanguard Emerging Markets ETF	665,585
640	Vanguard Growth ETF	31,129
18,730	Vanguard Large-Cap ETF	878,250
62,275	Vanguard Mega Cap 300 Growth ETF	2,361,468
71,200	Vanguard Mega Cap 300 Value ETF	2,318,977
13,230	Vanguard Mid-Cap Growth Index Fund	620,619
14,501	Vanguard Mid-Cap Value Index Fund	635,289
7,875	Vanguard REIT ETF	366,109
11,830	Vanguard Small-Cap Growth ETF	696,432
18,400	Vanguard Small-Cap Value ETF	991,760
21,215	Vanguard Total Bond Market ETF	1,726,477

Total Exchange-Traded Funds — 98.4% (Cost $17,842,634)	18,023,217

Total Investments — 98.4% (Cost $17,842,634)	18,023,217

Other Assets & Liabilities, Net — 1.6%	287,186

NET ASSETS — 100.0%	$18,310,403

As of June 30, 2010, each of the Funds’ investments in securities were considered Level 1.

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

See Notes to Financial Statements.

12

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2010 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
ASSETS:
Investments in securities, at value (Note 2)	$21,751,142	$18,501,202	$18,023,217
Cash equivalents	259,949	813,098	247,476
Receivable for Fund shares sold	24,876	51,009	66,032
Prepaid expenses	828	641	631
Dividends receivable	12	18	23
Total assets	22,036,807	19,365,968	18,337,379

LIABILITIES:
Distribution fees payable (Note 4)	9,367	7,830	7,731
Investment advisory fees payable (Note 3)	3,012	2,278	2,159
Administration and accounting fees payable	1,502	1,259	1,243
Payable for Fund shares redeemed	626	38,215	101
Trustees’ fees payable	525	429	416
Chief Compliance Officer expenses payable	379	302	295
Payable for investment securities purchased	—	620,895	—
Other accrued expenses	19,395	15,390	15,031
Total liabilities	34,806	686,598	26,976

NET ASSETS	$22,002,001	$18,679,370	$18,310,403

NET ASSETS consist of:
Paid-in capital	$24,325,023	$20,562,094	$20,355,897
Undistributed net investment income	331,443	276,143	247,421
Accumulated net realized loss on investments	(3,241,390)	(2,435,157)	(2,473,498)
Net unrealized appreciation of investments	586,925	276,290	180,583

NET ASSETS	$22,002,001	$18,679,370	$18,310,403

SHARES OUTSTANDING: (Unlimited shares authorized)	2,422,749	2,179,943	2,263,043

NET ASSET VALUE: (Offering and redemption price per share)	$9.08	$8.57	$8.09

Investments, at cost (Note 2)	$21,164,217	$18,224,912	$17,842,634

See Notes to Financial Statements.

13

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2010 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
INVESTMENT INCOME:
Dividend income	$227,874	$186,137	$169,792
Interest income	139	146	157
Total income	228,013	186,283	169,949

EXPENSES:
Distribution fees (Note 4)	27,570	22,553	22,264
Investment advisory fees (Note 3)	27,559	22,553	22,264
Administration and accounting fees (Note 3)	4,411	3,608	3,562
Trustees’ fees and expenses (Note 3)	1,958	1,571	1,537
Chief Compliance Officer expenses	154	130	129
Professional fees	5,524	4,531	4,489
Custodian fees	3,142	3,159	3,434
Printing fees	2,473	2,245	2,269
Transfer agent fees	1,396	1,087	1,064
Other	1,697	1,395	1,376
Total expenses	75,884	62,832	62,388
Fees waived by Adviser (Note 3)	(9,716)	(8,705)	(8,954)
Net expenses	66,168	54,127	53,434

Net investment income	161,845	132,156	116,515

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Notes 2 and 5):
Net realized gain from sales of investments	144,747	76,052	45,197
Net change in unrealized depreciation on investments	(1,003,935)	(968,747)	(1,208,767)

Net realized and unrealized loss on investments	(859,188)	(892,695)	(1,163,570)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(697,343)	$(760,539)	$(1,047,055)

See Notes to Financial Statements.

14

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2010 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$161,845	$132,156	$116,515
Net realized gain from sales of investments	144,747	76,052	45,197
Net change in unrealized depreciation on investments	(1,003,935)	(968,747)	(1,208,767)
Net decrease in net assets resulting from operations	(697,343)	(760,539)	(1,047,055)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	2,590,686	3,726,581	3,489,809
Shares redeemed	(1,380,702)	(951,226)	(510,460)

Net increase in net assets from capital stock transactions	1,209,984	2,775,355	2,979,349

Net increase in net assets	512,641	2,014,816	1,932,294

NET ASSETS:
Beginning of period	21,489,360	16,664,554	16,378,109
End of period	$22,002,001	$18,679,370	$18,310,403

Undistributed net investment income at end of period	$331,443	$276,143	$247,421

CAPITAL SHARE TRANSACTIONS:
Shares sold	276,660	414,703	405,882
Shares redeemed	(147,764)	(105,881)	(59,209)

Net increase in shares outstanding	128,896	308,822	346,673

See Notes to Financial Statements.

15

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2009

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$169,628	$144,020	$130,932
Net realized gain/(loss) from:
Investments	118,592	57,283	65,077
Investments in affiliated funds	(3,359,618)	(2,561,131)	(2,525,764)
Net change in unrealized appreciation on:
Investments	1,590,860	1,245,037	1,389,350
Investments in affiliated funds	5,005,080	3,744,739	3,583,853

Net increase in net assets resulting from operations	3,524,542	2,629,948	2,643,448

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(630,168)	(314,215)	(159,931)
Net realized capital gains	(25,054)	(22,210)	(13,684)

Total distributions to shareholders	(655,222)	(336,425)	(173,615)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	4,760,774	5,904,979	6,835,092
Shares issued as reinvestment of distributions	655,220	336,425	173,614
Shares redeemed	(1,469,541)	(1,549,492)	(1,023,317)

Net increase in net assets from capital stock transactions	3,946,453	4,691,912	5,985,389

Net increase in net assets	6,815,773	6,985,435	8,455,222

NET ASSETS:
Beginning of year	14,673,587	9,679,119	7,922,887

End of year	$21,489,360	$16,664,554	$16,378,109

Undistributed net investment income at end of year	$169,598	$143,987	$130,906

CAPITAL SHARE TRANSACTIONS:
Shares sold	567,419	741,898	922,388
Shares issued as reinvestment of distributions	69,496	37,520	20,164
Shares redeemed	(172,787)	(192,016)	(135,695)

Net increase in shares outstanding	464,128	587,402	806,857

See Notes to Financial Statements.

16

Wilshire Variable Insurance Trust 2015 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$9.37		$8.02		$10.94	$10.54	$10.00

Income from investment operations:
Net investment income2	0.07		0.08		0.44	0.34	0.61
Net realized and unrealized gain/(loss) on investments	(0.36)		1.56		(3.09)	0.14	(0.07)
Total from investment operations	(0.29)		1.64		(2.65)	0.48	0.54

Less distributions:
From net investment income	0.00		(0.28)		(0.16)	(0.05)	0.00
From capital gains	0.00		(0.01)		(0.11)	(0.03)	0.00
Total distributions	0.00		(0.29)		(0.27)	(0.08)	0.00

Net asset value, end of period	$9.08		$9.37		$8.02	$10.94	$10.54

Total return3	(3.09	)%4	20.49%		(24.18)%	4.57%	5.40	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,002		$21,489		$14,674	$8,555	$1,934
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.59	%6	0.50%	0.50%	0.50	%5
Operating expenses excluding reimbursement/waiver/recoupment†	0.69	%5	0.62%		1.05%	1.35%	8.69	%5
Net investment income†	1.47	%5	0.97%		4.54%	3.08%	8.87	%5
Portfolio turnover rate	4	%4	107%		32%	3%	55	%4

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4	Not annualized.
5	Annualized.
6
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

See Notes to Financial Statements.

17

Wilshire Variable Insurance Trust 2025 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$8.91		$7.54		$11.00	$10.60	$10.00

Income from investment operations:
Net investment income2	0.07		0.09		0.23	0.32	0.54
Net realized and unrealized gain/(loss) on investments	(0.41)		1.46		(3.33)	0.14	0.06
Total from investment operations	(0.34)		1.55		(3.10)	0.46	0.60

Less distributions:
From net investment income	0.00		(0.17)		(0.20)	(0.03)	0.00
From capital gains	0.00		(0.01)		(0.16)	(0.03)	0.00
Total distributions	0.00		(0.18)		(0.36)	(0.06)	0.00

Net asset value, end of period	$8.57		$8.91		$7.54	$11.00	$10.60

Total return3	(3.82	)%4	20.60%		(28.11)%	4.36%	6.00	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,679		$16,665		$9,679	$7,028	$1,372
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.59	%6	0.50%	0.50%	0.50	%5
Operating expenses excluding reimbursement/waiver/recoupment†	0.70	%5	0.65%		1.13%	1.72%	12.72	%5
Net investment income†	1.46	%5	1.13%		2.46%	2.85%	7.83	%5
Portfolio turnover rate	2	%4	100%		24%	2%	10	%4

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4	Not annualized.
5	Annualized.
6
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

See Notes to Financial Statements.

18

Wilshire Variable Insurance Trust 2035 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	For the Period May 1, 2006 to December 31, 20061
Net asset value, beginning of period	$8.55	$7.14	$11.04	$10.57	$10.00

Income from investment operations:
Net investment income2	0.06	0.09	0.24	0.24	0.40
Net realized and unrealized gain/(loss) on investments	(0.52)	1.41	(3.89)	0.24	0.17
Total from investment operations	(0.46)	1.50	(3.65)	0.48	0.57

Less distributions:
From net investment income	0.00	(0.08)	(0.13)	0.00	3	0.00
From capital gains	0.00	(0.01)	(0.12)	(0.01)	0.00
Total distributions	0.00	(0.09)	(0.25)	(0.01)	0.00

Net asset value, end of period	$8.09	$8.55	$7.14	$11.04	$10.57

Total return4	(5.38	)%5	21.03%	(33.00)%	4.61%	5.70	%5

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,310	$16,378	$7,923	$3,607	$324
Operating expenses including reimbursement/waiver/recoupment†	0.60	%6	0.60%	0.50%	0.50%	0.50	%6
Operating expenses excluding reimbursement/waiver/recoupment†	0.70	%6	0.69%	1.64%	3.37%	61.49	%6
Net investment income†	1.31	%6	1.12%	2.65%	2.20%	5.78	%6
Portfolio turnover rate	1	%5	96%	18%	0%	4	%5

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1	The Fund commenced operations May 1, 2006.
2
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Amount is less than $0.01 per share.
4
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

5	Not annualized.
6	Annualized.

See Notes to Financial Statements.

19

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2010 (Unaudited)

1.          Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the “Funds”, each a “Fund” of the Trust). Prior to December 22, 2008, the 2015 ETF Fund, the 2025 ETF Fund and the 2035 ETF Fund were named the 2015 Moderate Fund, the 2025 Moderate Fund and the 2035 Moderate Fund, respectively. The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds (“ETF” or “ETFs”), which primarily invest in equity and fixed income securities, according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) are included in a separate annual report. Shares are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

Funds’ Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

2.          Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security valuation — A Fund’s initial investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2010, there have been no significant changes to the Funds’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

20

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Funds’ financial statements.

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Cash equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. Amounts invested are generally available on the same business day.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

3.          Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Advisory Agreement (the “Agreement”) between the Funds and Wilshire, Wilshire charges annual management fees of 0.25% of average daily net assets of the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund. Wilshire has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Funds to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (exclusive of ETF fees and expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2011. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for each Fund. At June 30, 2010, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund are $9,716, $8,705, and $8,954, respectively, expiring in 2013. At December 31, 2009, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund, and the 2035 ETF Fund were $10,601, $11,200, and $11,427, respectively, expiring in 2012. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to August 21, 2009 under the prior Expense Limitation Agreement.

For the six months ended June 30, 2010, the Adviser waived expenses in the amounts listed below.

Fund	Fees Waived
2015 ETF Fund	$9,716
2025 ETF Fund	8,705
2035 ETF Fund	8,954

Because the ETFs have varied fee and expense levels and the Funds may own different proportions of the ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

21

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. PNC Global Investment Services Inc. (“PNCGIS”) serves as the Trust’s custodian. SEI Investments Distribution Co. serves as the Trust’s distributor.

Officers’ and Trustees’ expenses — The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee Telephonic meeting fee of $500.

4.          Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5.          Security Transactions.

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

Fund	Purchases	Proceeds from Sales
2015 ETF Fund	$2,487,464	$911,562
2025 ETF Fund	3,773,256	283,199
2035 ETF Fund	3,714,832	163,267

6.          Significant Shareholder Activity.

On June 30, 2010, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2015 ETF Fund (1 omnibus shareholder)	97%
2025 ETF Fund (1 omnibus shareholder)	98%
2035 ETF Fund (1 omnibus shareholder)	98%

7.          Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any

22

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The tax character of distributions declared for the years ended December 31, 2009 and December 31, 2008, respectively were as follows:

Fund	2009 Ordinary Income	2009 Capital Gains	2008 Ordinary Income	2008 Capital Gains
2015 ETF Fund	$639,608	$15,614	$291,791	$189,599
2025 ETF Fund	322,791	13,634	252,565	191,542
2035 ETF Fund	163,216	10,399	137,281	129,544

At December 31, 2009, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	2015 ETF Fund	2025 ETF Fund	2035 ETF Fund
Undistributed ordinary income	$169,598	$143,987	$130,906
Accumulated capital gain	—	—	—
Capital loss carryforwards	(3,386,137)	(2,511,217)	(2,518,691)
Unrealized appreciation	1,590,860	1,245,037	1,389,350
Other temporary differences	—	8	(4)
Total accumulated loss	$(1,625,679)	$(1,122,185)	$(998,439)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2009, the Funds had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2015	2016	2017
2015 ETF Fund	$71,378	$36,856	$3,277,903
2025 ETF Fund	—	—	2,511,217
2035 ETF Fund	—	18,736	2,499,955

The federal tax cost, unrealized appreciation and depreciation at June 30, 2010 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 ETF Fund	$21,171,592	$1,020,884	$(441,334)	$579,550
2025 ETF Fund	18,224,912	751,782	(475,492)	276,290
2035 ETF Fund	17,842,634	707,666	(527,083)	180,583

8          Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

23

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2010 (Unaudited)

9.          Credit Risk.

Certain securities in which an ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

10.          Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2010.

24

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

25

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2010

Wilshire Variable Insurance Trust
2015 ETF Fund 2025 ETF Fund 2035 ETF Fund
Board of Trustees
Roger A. Formisano Richard A. Holt Harriet A. Russell Suanne K. Luhn	Lawrence E. Davanzo George J. Zock Chairman of the Board
Officers of the Funds
Lawrence E. Davanzo President	Victor Zhang Vice President
Helen Thompson Vice President	James St. Aubin Vice President
Michael Wauters Treasurer	Alex Kaye Vice President
Guarav Chopra Assistant Treasurer	Reena S. Lalji Secretary
Aaron W.L. Eubanks Chief Compliance Officer

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PNC Global Investment Servicing Inc.
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0300

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date: September 3, 2010

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 3, 2010

*     Print the name and title of each signing officer under his or her signature.